AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2008

                                                     REGISTRATION NO. 333-142420
                                                                   AND 811-21952

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 3

                                       AND

                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940
                         POST-EFFECTIVE AMENDMENT No. 12


                                   Registrant
                OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA

                                    Depositor
                       OM FINANCIAL LIFE INSURANCE COMPANY
                  1001 Fleet Street, Baltimore, Maryland 21202
                                 (800) 445-6758

                                Agent for Service
                                    Ken Reitz
                          Old Mutual Financial Network
                      1001 Fleet Street - 6th Floor, Legal
                            Baltimore, Maryland 21202
                           E-mail: KEN.REITZ@OMFN.COM


TITLE OF SECURITIES BEING REGISTERED: Individual Variable Annuity Contract APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING
It is proposed that this filing will become effective (check appropriate box)
| |   immediately upon filing pursuant to paragraph (b) of Rule 485
|X|   on April 29, 2008 pursuant to paragraph (b) of Rule 485
| |   60 days after filing pursuant to paragraph (a)(1) or Rule 485
| |   on _________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

| | this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Interests in Old Mutual Separate Account VA Beacon Advisor individual flexible premium variable accumulation deferred annuity contracts.



                                 BEACON ADVISOR
                     CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4
 PART A

N-4 ITEM                                     CAPTION IN PROSPECTUS

  1     Cover Page                           Cover Page

  2     Definitions                          Defined Terms

  3     Synopsis                             Contract Summary; Charges

  4     Condensed Financial                  N/A
        Information

  5     General Description of               Allocation Options; Miscellaneous: About Our
        Registrant, Depositor and Portfolio  Company, Voting Rights
        Companies

  6     Deductions and Expenses              Charges; Charges Explained; Miscellaneous:
                                             Distribution of Contracts

  7     General Description of               Important Contract Provisions; Cover Page; Last
Variable Annuity Contracts                   Page

  8     Annuity Period                       Distributions; Important Contract Provisions;
                                             Allocation Options

  9     Death Benefit                        Distributions; Important Contract Provisions

10      Purchases and Contract Value         Cover Page; Important Contract Provisions;
                                             Distributions; Miscellaneous: Distributions of
                                             the Contracts

11      Redemptions                          Distributions; Important Contract Provisions

12      Taxes                                Federal Income Tax Matters

13      Legal Proceedings                    Miscellaneous: Legal Proceedings


PART B
14      Table of Contents for                Last Page
Statement of Additional Information

                                             CAPTION IN STATEMENT OF ADDITIONAL INFORMATION

15      Cover Page                           Cover Page

16      Table of Contents                    Table of Contents

17      General Information and              General Information and History
        History

18      Services                             N/A

19      Purchase of Securities Being         N/A
        Offered

20      Underwriters                         Underwriters

21      Calculation of Performance           N/A
        Data

22      Annuity Payments                     N/A

23      Financial Statements                 Financial Statements


Prospectus:  April 29, 2008          Issuer: OM Financial Life Insurance Company
                                Old Mutual Financial Network Separate Account VA

                                   Beacon Advisor SM
                   Flexible Deferred Variable Annuity Contract


The prospectus describes the Contract, especially its Separate Account. The Contract is designed to help you, the Owner, invest on a tax-deferred basis and meet long-term financial goals. It provides optional features for you to select from to meet your particular needs; not all may be available in your state. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

You may allocate all or part of your investment among Separate Account Subaccounts (where you have the investment risk, including possible loss of principal) investing in non-publicly traded portfolios. Read the ALLOCATION OPTIONS section of this Prospectus for more information.

-------------------------------- ------------------------------  ----------------------   ----------------------
                                 LEGG MASON                      ROYCE (SERVICE CLASS)     o  NASDAQ-100(R) (2)
SUBACCOUNTS BY UNDERLYING        o   Variable Aggressive         o   Micro-Cap (2)         o  Russell  2000(R) 1.5x
PORTFOLIOS                             Growth  II (2)                  RYDEX (VT)               Strategy (2)
                                 o   Variable Fundamental        o   Absolute              o  Sector  Rotation (2)
ALLIANCEBERNSTEIN                      Value II (2)                  Return Strategies     o  U.S. Government Money
o   VPS International            o   Variable Small Cap          o   CLS AdvisorOne              Market (1)
      Growth B (2)                     Growth II (2)                   Amerigo             T. ROWE PRICE
o   VPS International            o   Variable Strategic          o   CLS AdvisorOne        o  Blue Chip Growth II
      Value B (2)                      Bond II                         Berolina (2)        o  Equity Income II
AMERICAN CENTURY INVESTMENTS     NEUBERGER BERMAN                o   CLS AdvisorOne        o  Health Sciences II (2)
o   VP Income & Growth II        o   AMT Lehman Brothers               Clermont            THIRD AVENUE
o   VP International  II (2)           Short Duration Bond I (1) o   Commodities           o  Value (2)
o   VP Mid Cap Value II          o   AMT Partners I (2)                Strategy (2)        VAN  KAMPEN/MORGAN STANLEY
o   VP Value II                  o   AMT Regency S               o   Essential Portfolio   o  UIF Core Plus Fixed
FRANKLIN TEMPLETON (VIP)         o   AMT Guardian S                    Conservative             Income II (1)
o   Franklin Global              o   AMT Mid-Cap Growth S        o   Essential Portfolio   o  UIF  Emerging
      Communications Securities  OLD MUTUAL (SERVICE CLASS)            Moderate                 Markets Debt II
      Fund - Class 2 (2)         o   VA Asset Allocation         o   Essential Portfolio   o  UIF  Mid  CAP
o   Mutual Discovery                   Balanced                        Aggressive                Growth II
      Securities Fund - Class 2  o   VA Asset Allocation         o   Government            o  UIF U.S. Mid Cap Value II
o   Mutual Shares                      Conservative                    Long Bond 1.2x      o  VK LIT  Growth Income II(2)
      Securities Fund - Class 2  o   VA Asset Allocation                Strategy(2)
o   Franklin U.S.                      Moderate Growth           o   Hedged Equity
      Government Fund -          PIMCO(*ADMINISTRATIVE/          o   Inverse Government              FOR PURPOSES OF
      Class 2 (1)                       #ADVISOR CLASS)                 Long Bond Strategy (2)       GUARANTEED MINIMUM
o   Templeton Developing         o   VIT High Yield#(,2)         o   Inverse NASDAQ-                 WITHDRAWAL BENEFIT
      Markets Securities Fund -  o   VIT Long-Term US                  100(R) Strategy (2)           ALLOCATIONS:
      Class 2 (2)                      Government*               o   Inverse Russell                    (1) DEFINED BY US AS
o   Templeton Global Asset       o   VIT                               2000(R) Strategy (2)                 CATEGORY A PORTFOLIOS.
      Allocation Fund - Class 2        CommodityRealReturn(TM)   o   Inverse S&P                        (2) DEFINED BY US AS
o   Templeton Global                   Bond Strategy (2)               500(R) Strategy (2)                  CATEGORY C PORTFOLIOSS
      Strategy #, (2)            o   VIT Global Bond#,2          o   Multi-Cap                       UNMARKED
    Income Securities Fund -     o   VIT Money Market *, (1)           Core Equity                   PORTFOLIOS ARE
    Class 2 (2)                         NASDAQ-100(R)            o   Nova (2)                        DEFINED BY US AS
                                 o   VIT Real Return#                      Strategy (2)              CATEGORY B
                                 o   VIT Total Return#                                               PORTFOLIOS.
                                 PIONEER (VCT II)
                                 o   Cullen Value
                                 o   Equity Income
                                 o   Pioneer Fund
                                 o   High Yield(2)
                                 o   Small Cap Value (2)
                                 o   Strategic Income
-------------------------------- ------------------------------  ----------------------   ----------------------

Optional contract features are available for an additional charge. See this prospectus' IMPORTANT CONTRACT PROVISIONS section for details.

A Statement of Additional Information and other information about us and the Contract, with the same date as this prospectus, is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this prospectus by reference. For a free copy, access it on the SEC's Web site (WWW.SEC.GOV, select "SEARCH FOR COMPANY FILINGS," THEN "VARIABLE INSURANCE PRODUCTS" THEN TYPE "Beacon Advisor"), or write or call us at the number below. The Table of Contents for the Statement of Additional Information is on the last page of this prospectus.

   THE SEC DOES NOT PASS UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS, AND
                  HAS NOT APPROVED OR DISAPPROVED THE CONTRACT.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

          o  NOT FDIC INSURED   o  MAY LOSE VALUE   o  NO BANK GUARANTEE


                         CAREFULLY READ THIS PROSPECTUS.

  Keep this prospectus for future reference. It provides information you should consider before investing in a Policy. Prospectuses for the Portfolios underlying the Subaccount variable investment options are available without charge from your sales representative or from our ServiceCenter.




               OM Financial Life Insurance Company Service Center:
                        P.O. Box 725049, Atlanta, Georgia
                      31139-2049. 1-866-599-2760. omfn.com

BEACON ADVISOR Prospectus                 1

CONTACTING US. To answer your questions or to send additional contribution, contact your sales representative or write or call us at:

                       OM Financial Life Insurance Company
                                 Service Center
                                    P.O. Box 725049
                           Atlanta, Georgia 31139-2049
                                       or
                             6425 Powers Ferry Road
                             Atlanta, Georgia 30339
                       Toll Free Telephone: 1-866-599-2760
                               Fax: 1-770-690-1967
                                    OMFN.COM

Express mail packages should be sent to our street address, not our P.O. Box address.


REMEMBER, THE CORRECT FORM OF WRITTEN NOTICE "IN GOOD ORDER" is important for us to accurately process your Contract elections and changes. Many forms can be found on the on-line services section of our Web site. Or, call us at our toll-free number and we will send you the form you need and tell you the information we require.


FACSIMILE WRITTEN NOTICE. To provide you with timely service, we accept Written Notice by facsimile. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Contract (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.


                             MAKE CHECKS PAYABLE TO:
                               "OM Financial Life
                               Insurance Company"

TABLE OF CONTENTS BEGIN                           ON PAGE

    DEFINED TERMS.....................................3
    CHARGES...........................................4
    FINANCIAL INFORMATION.............................5
    CONTRACT SUMMARY..................................5
    CHARGES EXPLAINED.................................7
        Annual Contract Fee
        Administrative Expense Charge
        Tax Charges
        Fees Charged by the Portfolios
        Optional Charges for the Guaranteed Minimum
           Withdrawal Benefit and the
           Guaranteed Minimum Death Benefit
        Waiver of Certain Charges
    ALLOCATION OPTIONS................................9
        Separate Account and its Subaccounts
        Transfers
        Third Party Services
        Short-Term Trading & Disruptive Trading
        Procedures
        Systematic Transfer Programs:
        Dollar Cost Averaging, Portfolio
        Rebalancing
        Asset Allocation Options
    IMPORTANT CONTRACT PROVISIONS....................16
        Contract Application and Issuance
        Contract Value
        Telephone Transactions
        Death of Annuitant
        Delay of Payments
        Beneficiary
        Contract Changes
        Contract Termination
        Optional Features
    DISTRIBUTIONS....................................22
        Withdrawals
        Death Benefits
        Annuity Income Benefits
    FEDERAL INCOME TAX MATTERS.......................26
    MISCELLANEOUS....................................29
        About Our Company
        Distribution of the Contracts
        Voting Privileges
        Legal Proceedings
    APPENDIX A: Tax-Qualified Plan Disclosures.......A:1
    Thank You.  If You Have Questions,............Last Page
    Statement of Additional Information
      Table of Contents...........................Last Page


BEACON ADVISOR Prospectus                   2

DEFINED TERMS
--------------------------------------------------------------------------------

ACCUMULATION UNITS are accounting units of measure used to calculate the Contract Value allocated to Subaccounts of the Separate Account. The Contract describes how Accumulation Units are calculated.

ANNUITY DATE is the date annuity payments are scheduled to begin. This date is identified on the Contract Information page of your Contract. You may change this date, as permitted by the Contract and otherwise described in this prospectus.

BUSINESS DAY is each day that the New York Stock Exchange (NYSE) is open for trading and we are open for business. Except in an emergency, as declared by the SEC, we are open the same days as the NYSE.

CONTRACT, together with any endorsements thereto, is the legal document memorializing the agreement between you and us. In those States where the Contract is issued as a group contract, "Contract(s)" shall also mean "Certificate(s)."

CONTRACT DATE is within two Business Days from the date we receive your application and initial contribution in good order and issue the Contract. It is the date used to determine Contract Anniversaries and Contract Years.

CONTRACT VALUE is the value of amounts you have allocated to Contract allocation options as of a referenced date and before subtracting any withdrawal charge that would apply upon a withdrawal of Contract Value.

CONTRACT YEAR/MONTH/ANNIVERSARY are measured from respective anniversary dates of the Contract Date.

OWNER, YOU, YOUR is you -- the person(s) or legal entity who may exercise all rights and privileges under the Contract. Where the Contract is issued as a Group Contract, Contract Owner as used herein is the Certificate Owner (sometimes called a Group Contract Participant). If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Contract. Ownership and ownership rights of minors are subject to special rules.

SUBACCOUNT is a division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio of a series fund.

WITHDRAWAL VALUE is the Contract Value less any applicable withdrawal charge and Contract fee.

WE, US, OUR, OM FINANCIAL - OM Financial Life Insurance Company.

WRITTEN NOTICE OR REQUEST -- Written notice signed by you, or electronic notice with your electronic `signature' provided in a manner we accept, on a form approved by or acceptable to us, that gives us the information we require and is received at OM Financial Service Center, P.O. Box 725049, Atlanta, Georgia 31139-2049 (or 6425 Powers Ferry Road, Atlanta, Georgia 30339), fax 1-770-690-1967. Call us if you have questions about what form or information is required.


        THIS PROSPECTUS MAY ONLY BE USED TO OFFER THE CONTRACT WHERE THE CONTRACT MAY LAWFULLY BE SOLD. THE CONTRACT, AND CERTAIN FEATURES DESCRIBED
             IN THIS PROSPECTUS, MAY NOT BE AVAILABLE IN ALL STATES.

    IF YOUR CONTRACT IS ISSUED AS PART OF A QUALIFIED PLAN UNDER THE INTERNAL
          REVENUE CODE, REFER TO ANY PLAN DOCUMENTS AND DISCLOSURES FOR INFORMATION ABOUT HOW SOME OF THE BENEFITS AND RIGHTS OF THE CONTRACT
                                MAY BE AFFECTED.



BEACON ADVISOR Prospectus                  3

CHARGES
--------------------------------------------------------------------------------

        The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between allocation options. (Schedules will differ when required by state law, but amounts will not exceed those shown in this table.)

-------------------------------------------------------------------------- ----------------------
TRANSACTION FEES                                                                    NONE
-------------------------------------------------------------------------- ----------------------
        The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including
Subaccount portfolio operating fees and expenses.
--------------------------------------------------- ----------------------- ---------------------
ANNUAL FEES AND EXPENSES                              GUARANTEED MAXIMUM          CURRENT
--------------------------------------------------- ----------------------- ---------------------
CONTRACT FEE
   DEDUCTED MONTHLY AGAINST SUBACCOUNT                        $600                   $240
INVESTMENTS PRO-RATA TO EQUAL THE ANNUAL AMOUNT
SHOWN.
--------------------------------------------------- ----------------------- ---------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
   DEDUCTED DAILY AGAINST SUBACCOUNT INVESTMENTS
   PRO-RATA TO EQUAL THE ANNUAL AMOUNT SHOWN.
--------------------------------------------------- ----------------------- ---------------------
     ADMINISTRATIVE EXPENSE CHARGE                    All Years     0.05%   Years 1-5      0.05%
                                                                            Years 6+       NONE
--------------------------------------------------- ----------------------- ---------------------
     OPTIONAL RIDER:
     GUARANTEED MINIMUM DEATH BENEFIT
        BASIC..................................                     0.30%                  0.20%
        ENHANCED (OPTIONAL RIDER)..............                     0.70%                  0.50%
--------------------------------------------------- ----------------------- ---------------------
     OPTIONAL RIDER:
     GUARANTEED MINIMUM WITHDRAWAL BENEFIT
        IF PURCHASED AT CONTRACT INCEPTION - SINGLE LIFE            0.85%                  0.60%
        .................-  JOINT SPOUSAL LIVES                     0.95%                  0.75%
        IF PURCHASED AFTER CONTRACT INCEPTION -  SINGLE LIFE        0.90%                  0.70%
        .................-  JOINT SPOUSAL LIVES                     1.05%                  0.85%
--------------------------------------------------- ----------------------- ---------------------
   DEDUCTED MONTHLY AGAINST SUBACCOUNT
INVESTMENTS PRO-RATA TO EQUAL THE ANNUAL AMOUNT
SHOWN.                                                              1.15%                  0.75%
   OPTIONAL RIDER:
   GUARANTEED MINIMUM ACCUMULATION
BENEFIT
--------------------------------------------------- ----------------------- ---------------------
     TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                 YEARS 1-5  YEARS 6+
                                                                            ---------  --------
       (ASSUMES EVERY OPTION IS SELECTED AT                         1.60%     1.15%      1.10%
       INCEPTION)                -  SINGLE LIFE                     1.70%     1.25%      1.20%
                         -  JOINT SPOUSAL LIVES
--------------------------------------------------- ----------------------- ---------- ----------

        The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the Contract. The operating expenses are expressed as a percentage of average net assets for the year ended December 31, 2007. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

--------------------------------------------------- ---------------------- ----------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (AS A            MAXIMUM                MINIMUM
PERCENTAGE OF AVERAGE NET ASSETS FOR THE YEAR
ENDED DECEMBER 31, 2007)
    EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO
    COMPANY ASSETS, INCLUDING MANAGEMENT FEES,
    DISTRIBUTION AND/OR SERVICE (12B-1) FEES, AND
    OTHER EXPENSES
--------------------------------------------------- ---------------------- ----------------------
Before any Waivers and Reductions                          1.71% (1)              0.50% (2)
--------------------------------------------------- ---------------------- ----------------------

(1) Royce Micro-Cap Portfolio (Service Class). The portfolio advisor has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Service Class's net annual operating expense ration at or below 1.66% through December 31, 2008.
(2) PIMCO VIT Money Market Portfolio.

BEACON ADVISOR Prospectus                   4

| |     EXAMPLES OF EXPENSES

        The Examples below are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity policies. These costs include Contract owner transaction expenses, contract fees, separate account annual expenses, and underlying portfolio fees and expenses.

        The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the underlying portfolio and Contract fees and expenses indicated. THE EXAMPLE AMOUNTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN IN THE CHART. Please note that although the examples assume $10,000 contribution to aid comparisons, our minimum contribution for this Contract is $50,000.

              ------------------------------------------------------------------
                    THE CONTRACT'S EXPENSES ARE THE SAME WHETHER THE POLICY IS
                     SURRENDERED, ANNUITIZED, OR CONTINUES AT THE END OF THE
                                          TIME PERIOD SHOWN
------------- ------------------------------------------------------------------
                  1 YEAR            3 YEARS          5 YEARS         10 YEARS
------------- ---------------- ----------------- ---------------- --------------
MAXIMUM (1)        $955             $2,812          $4,596           $8,730
------------- ---------------- ----------------- ---------------- --------------
MINIMUM (2)        $296               $890          $1,490           $2,983
------------- ---------------- ----------------- ---------------- --------------

(1) MAXIMUM CONTRACT EXPENSE FEES. This example assumes maximum charges of the highest guaranteed charge combination is selected at inception: 1.85% for Total Separate Account Annual Expenses and assumes a $600 guaranteed maximum Contract Fee, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (1.71%).

(2) MINIMUM CONTRACT EXPENSE FEES. This example assumes only current charges of 0.05% for Total Separate Account Annual Expenses (the Administrative Expense Charge) for the first five Contract Years, $240 current Contract Fee, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.50%).


FINANCIAL INFORMATION
--------------------------------------------------------------------------------

        We provide Accumulation Unit value history for each Separate Account Subaccount in this prospectus' APPENDIX A. Financial statements of the Separate Account Subaccounts and of OM Financial Life Insurance Company are included in the Statement of Additional Information. To learn how to get a copy of the Statement of Additional Information, see the front or back page of this prospectus.


CONTRACT SUMMARY
           PLEASE READ EACH SECTION OF THIS PROSPECTUS FOR ADDITIONAL DETAIL.
--------------------------------------------------------------------------------

        The BEACON ADVISOR Contract is a deferred variable annuity savings vehicle offering a variety of allocation options to help meet long-term financial goals. The Contract includes options for you to select to meet your particular needs; not all are available in all states. Charges are discussed in this prospectus' CHARGES and CHARGES EXPLAINED sections. You can allocate contributions among allocation options identified on this prospectus' cover and discussed in the ALLOCATION OPTIONS section.

        You, the Contract Owner, have all rights to exercise the terms of this Contract while it is in force. Your named annuitant has rights to receive Contract annuity benefits during the annuity income period, and once those payments begin, you cannot change them. Subject to qualified plan or other tax limitations and before the Annuity Date, you may change your Contract's designated annuitant. Your named beneficiary(ies) only have rights to Contract proceeds once they become payable due to your death. A beneficiary may elect to receive his/her share of Contract proceeds pursuant to an Annuity Income Option or in a lump sum. Unless a beneficiary designation is irrevocable, is also a Joint Owner of the Contract, or is your spouse under a qualified plan with certain beneficiary rights (described in this Prospectus), at any time prior to your death, you may change your Contract beneficiary. A Beneficiary who is your spouse or Joint Owner may have rights to continue the Contract.

                The Contract accumulates capital on a tax-deferred basis. The purchase of a Contract to fund a tax-qualified retirement plan account does not provide additional tax deferred treatment beyond the treatment provided by the plan itself. However, the Contract provides benefits such as lifetime income payments and family protection through death benefits.

        ACCUMULATION PERIOD. During the accumulation period, earnings in the Contract are not taxed. During this period, you can invest additional money into the Contract, transfer amounts among the allocation options, and withdraw some or all of your Contract Value. Some restrictions may apply to transfers. Withdrawals may be subject to income tax and a penalty tax.

BEACON ADVISOR Prospectus                 5

        ANNUITY INCOME PERIOD. The accumulation period ends and the annuity income period begins on a date you select but not later than the Contract Anniversary nearest the annuitant's 100th birthday. If you do not specify a date, the Annuity Date will be the later of the first Contract Anniversary after the annuitant's 90th birthday or the 14th Contract Anniversary. During the annuity income period, we will make periodic payments to the Owner, unless you specify otherwise. You can usually select payments that are guaranteed to last for the annuitant's entire life or for some other period. Some or all of each payment will be taxable. The Guaranteed Minimum Withdrawal Benefit, an optional benefit available for an additional charge and described in this prospectus' IMPORTANT CONTRACT PROVISIONS section, provides an alternative method of accessing your Contract Value.

| |     CONTRACT OPERATION & FEATURES

CONTRIBUTIONS.
o       Minimum initial contribution: $50,000.
o       Required Contract Value: generally, $2,000 or more.
o       Minimum additional contribution: $50 per payment.
o       Maximum issue age: 85.
o Additional contribution is not accepted, without our approval, on or after the later of (i) the Contract Anniversary following your or the annuitant's maximum issue age birthday, or (ii) the Annuity Date.

ALLOCATION OPTIONS.
o You bear the risk of loss, including principal, but also have the opportunity for market growth in allocations to Separate Account Subaccounts, which in turn invest in corresponding underlying portfolios.
o You may transfer among allocation options, subject to limits. Dollar cost averaging and portfolio rebalancing are available.

DEDUCTIONS FROM ASSETS. (SEE CHARGES ON NEXT PAGES.)

ACCESS TO CONTRACT VALUE.
o       Several annuity options are available.
o       Optional guaranteed minimum withdrawal benefits are available.

WITHDRAWALS.
o       There are no Contract charges for withdrawals.
o       Each withdrawal must be at least $100.

DEATH BENEFIT.
o Return of Contract Value is payable upon the death of the Owner unless an optional guaranteed minimum death benefit is elected and is payable.

OPTIONAL FEATURES.
o Optional features available are listed in this prospectus' IMPORTANT CONTRACT PROVISIONS section and described throughout this prospectus. Most can only be elected at Contract issue.

| |     TAX-QUALIFIED PLANS

The Contract can be used to fund a tax-qualified plan such as an IRA or Roth IRA, or a SEP. It cannot be used to fund a 401(k) Roth IRA or 403(b) Roth plans. The Contract does not provide additional tax deferral beyond any provided by the tax-qualified plan. You should consider whether the other benefits of the Contract would be of value to you. This Prospectus generally addresses terms that affect a non-tax-qualified annuity. If your Contract funds a tax-qualified plan, read the Qualified Plan Disclosures in this prospectus' APPENDIX A to see how they might change your Contract rights and requirements and the Tax Section with regard to required minimum distributions. Contact us if you have questions about the use of the Contract in these or other tax-qualified plans.

| |     CHANGES TO THE CONTRACT FORM

In addition to registering this Contract with the SEC as a security, this Contract also is filed with applicable state insurance departments. SEC registration does not constitute SEC approval of the Contract, and filing it with a state insurance department filing may not signify that department's approval of the Contract. We cannot change the terms of this Contract without filing an amended registration statement with the SEC; filing an amendment to the Contract with state insurance departments may also be required. Contract changes may be required to conform with changes in applicable law (including interpretations of existing law that has may be enforceable as precedence). We may also choose to change a feature or term of this Contract. We would notify you of any change to the Contract by issuing an amendment to this Prospectus and, if necessary, an amendment to the Contract. No agent selling this Contract may change any of its terms, and you may not waive protections required to be provided to you under applicable law.

BEACON ADVISOR Prospectus                    6

CHARGES EXPLAINED
--------------------------------------------------------------------------------

        The following adds to information provided in the CHARGES section. Please review this and the CHARGES sections for information on charges.

| |     ANNUAL CONTRACT FEE

        We currently deduct a Contract fee of $20 per month from your Contract Value on the first Business Day of each Contract Month and upon a complete surrender. This fee would be levied by canceling Accumulation Units. It would be deducted from each Subaccount in the same proportion that the value in each Subaccount bears to the total Contract Value. We reserve the right to increase the amount of the Contract Fee to no more than $50 per month.

| |     ADMINISTRATIVE EXPENSE CHARGE

        We impose a daily fee to compensate us for the cost to administer the Contract. This fee is reflected in the Accumulation Unit values for each Subaccount. This fee is currently 0.05% of Separate Account assets annually for the first five Contract Years only, and is guaranteed to never exceed 0.05% of Separate Account assets annually for the life of the Contract.

| |     TAX CHARGES

        Some states and municipalities levy a tax on annuities. We do not separately charge you for taxes levied upon investments in the Contract. The cost of such taxes are part of our expense risk we measure in determining Contract charges. We reserve the right to levy charges in the future for taxes (except for state contribution taxes) or other economic burdens resulting from taxes that we determine are properly attributable to the Separate Account. We will not levy such charges until we have given all Contract owners prior notice.

| |     FEES CHARGED BY THE PORTFOLIOS

        Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are described in each portfolio's prospectus. A portfolio's fees and expenses are not deducted from your Contract Value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

| |     OPTIONAL CHARGES

--------------------------------------------------- --------------- ------------
ANNUAL FEES AND EXPENSES                              GUARANTEED       CURRENT
DEDUCTED DAILY AGAINST SUBACCOUNT INVESTMENTS          MAXIMUM
PRO-RATA TO EQUAL THE ANNUAL AMOUNT SHOWN.
--------------------------------------------------- --------------- ------------
  OPTIONAL RIDER:
  GUARANTEED MINIMUM DEATH BENEFIT
     BASIC..................................                0.30%        0.20%
     ENHANCED (OPTIONAL RIDER)..............                0.70%        0.50%
--------------------------------------------------- --------------- ------------
  OPTIONAL RIDER:
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT
     IF PURCHASED AT CONTRACT INCEPTION- SINGLE LIFE        0.85%        0.60%
     .........................-  JOINT SPOUSAL LIVES        0.95%        0.75%
     IF PURCHASED AFTER CONTRACT INCEPTION
     .................................-  SINGLE LIFE        0.90%        0.70%
     .........................-  JOINT SPOUSAL LIVES        1.05%        0.85%
--------------------------------------------------- --------------- ------------
DEDUCTED MONTHLY AGAINST SUBACCOUNT
INVESTMENTS PRO-RATA TO EQUAL THE ANNUAL AMOUNT
SHOWN.                                                      1.15%        0.75%
   OPTIONAL RIDER:
   GUARANTEED MINIMUM ACCUMULATION BENEFIT
--------------------------------------------------- --------------- ------------

        The optional Guaranteed Minimum Withdrawal Benefits (GMWB), Guaranteed Minimum Death Benefits (GMDB) and Guaranteed Minimum Accumulation Benefits
(GMAB) include mortality and expense risks. Those features are described in the IMPORTANT CONTRACT PROVISIONS section of this Prospectus which you should read together with the charges information above and in this prospectus' CHARGES section.

BEACON ADVISOR Prospectus                   7

        Our MORTALITY RISK arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Contract. Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Contract Value.

        Our EXPENSE RISK is that our costs to administer your Contract will exceed the amount we collect through administrative charges. We anticipate earning a profit on this charge, which will be available for any legitimate corporate purpose.

        If our charges for the optional GMWB, GMDB and GMAB features do not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit. Charges are deducted DAILY from assets allocated to the Subaccounts on a pro-rata basis.

   The GMDB optional features can only be elected upon your initial application for the Contract. The GMWB feature may be elected upon your initial application for the Contract or upon any Contract Monthly Anniversary. Charges for an elected GMDB or GMWB optional feature end if and when the feature is no longer in effect for your Contract.

The optional GMAB Rider and optional GMWB Rider cannot be owned at the same time. Only charges applicable to the selected option will apply. We impose a monthly fee to compensate us for the investment and expense risk of the optional GMAB Rider. This fee is deducted monthly only from Separate Account Contract Value allocated to a GMAB Rider. This fee is currently 0.75% annually and is guaranteed to never exceed 1.15%. Any increase to the current charge would only be applied to new allocations of Contract Value to the Rider and would not take effect until our prospectus has been changed by amending our product registration with the Securities and Exchange Commission. Our INVESTMENT RISK arises from our obligation to guarantee a minimum level of growth of Contract Value regardless of the performance of the Contract's investment options. If the investment and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit. This Rider can be elected at any time up to the owner's age 75. Once elected, charges for this Rider continue until all GMAB Rider guarantees end; Rider guarantees end at the end of the 10th Contract Year after the last Contract Value allocation to the Rider.

| |     WAIVER OF CERTAIN CHARGES

        When the Contract is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Contract (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Contract is issued; amount of expected contributions; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. In an exchange of another Contract we or an affiliated company issued and where the withdrawal charge has been waived, the withdrawal charge for this Contract may be determined based on the dates contributions were received in the prior contract. Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Contract is issued. We reserve the right to change these rules. Any waiver of sales and administrative chares will be done in compliance with the provisions of Rule 22c-2 under the Investment Company Act of 1940. The right to waive any charges may be subject to state approval.

BEACON ADVISOR Prospectus                  8

ALLOCATION OPTIONS
--------------------------------------------------------------------------------

        We recognize you have very personal goals and investment strategies. The Contract allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment and other objectives.

        You may allocate all or a part of your contributions among the Separate Account Subaccounts, subject to any applicable requirements. Allocations must be in whole percentages and total 100%.


                THE VALUE OF YOUR POLICY WILL GO UP OR DOWN BASED ON THE INVESTMENT PERFORMANCE OF THE SUBACCOUNTS YOU CHOOSE. The investment results of each Subaccount are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which allocation options best suit your long-term insurance and investment objectives and risk tolerance.

| |     SEPARATE ACCOUNT AND ITS
        SUBACCOUNTS

                THE UNDERLYING PORTFOLIOS OF THE SUBACCOUNTS ARE NOT PUBLICLY TRADED MUTUAL FUNDS, AND ARE NOT THE SAME AS PUBLICLY TRADED MUTUAL FUNDS WITH VERY SIMILAR NAMES.

                Even if the investment objectives and policies of some underlying portfolios available through Contract's Subaccounts may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Contract may vary significantly from the investment results of such other publicly traded mutual funds. The portfolios are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies.

                Read the prospectuses for the underlying portfolios together with this prospectus for more information.

        When you allocate investments to the Separate Account, those investments are placed in a Subaccount of the Separate Account, and the Subaccount in turn invests in an underlying portfolio. Each underlying portfolio is an open-end investment management company. Your Contract Value depends directly on the investment performance of the underlying portfolios of the Subaccounts that you select as adjusted for fees and charges.

        The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or us. The Separate Account was established as our separate investment account under Maryland law on July 31, 2006. Under Maryland law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Contract, but we do not guarantee the investment performance of any of the Subaccounts' underlying portfolios. We do not make any representations about their future performance.

    YOU BEAR THE RISK THAT THE SUBACCOUNTS YOU SELECT MAY FAIL TO MEET THEIR
                  OBJECTIVES, THAT THEY COULD GO DOWN IN VALUE,
                       AND THAT YOU COULD LOSE PRINCIPAL.

        Each underlying portfolio operates as a separate investment fund. The income, gains, and losses, whether or not realized, for assets allocated to the Separate Account, are, pursuant to the Contract, credited to or charged against the Separate Account without regard to other income, gains, or losses of our company. The portfolios are generally a series of a multiple portfolio series mutual fund. Complete descriptions of each underlying portfolio's investment objectives and restrictions and other material information related to an investment in the Contract's Subaccounts are contained in the prospectuses for each portfolio which accompany this prospectus. THERE IS NO ASSURANCE THE INVESTMENT OBJECTIVES WILL BE MET.

This information is just a summary for each underlying portfolio. Read the series fund prospectus for an underlying portfolio for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objective. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

BEACON ADVISOR Prospectus                   9

---------------------------------------- -------------------------------------------------------
       SEPARATE ACCOUNT PORTFOLIO                               FUND TYPE
---------------------------------------- -------------------------------------------------------
                                          Offered through ALLIANCEBERNSTEIN VARIABLE PRODUCTS
           ALLIANCEBERNSTEIN                               SERIES FUND, INC.
                                                    Advised by ALLIANCEBERNSTEIN LP
---------------------------------------- -------------------------------------------------------
VPS INTERNATIONAL GROWTH PORTFOLIO B                   International Large Blend
---------------------------------------- -------------------------------------------------------
VPS INTERNATIONAL VALUE PORTFOLIO B                    International Large Value
---------------------------------------- -------------------------------------------------------
     AMERICAN CENTURY INVESTMENTS              Offered through AMERICAN CENTURY VARIABLE
                                                           PORTFOLIOS, INC.
                                         Advised by AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
---------------------------------------- -------------------------------------------------------
VP INCOME & GROWTH FUND II                                  Large Cap Value
---------------------------------------- -------------------------------------------------------
VP INTERNATIONAL FUND II                                  Foreign Large Growth
---------------------------------------- -------------------------------------------------------
VP MID CAP VALUE FUND II                                     Mid Cap Value
---------------------------------------- -------------------------------------------------------
VP VALUE FUND II                                            Multi-Cap Value
---------------------------------------- -------------------------------------------------------
                                         Offered through FRANKLIN TEMPLETON VARIABLE INSURANCE
        FRANKLIN TEMPLETON                                  PRODUCTS TRUST
                                                      Advised by SEE FOOTNOTES
---------------------------------------- -------------------------------------------------------
FRANKLIN GLOBAL COMMUNICATION                         Specialty - Communications
SECURITIES FUND  - CLASS 2 (1)
---------------------------------------- -------------------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND -                        World Stock (Blend)
CLASS 2(2)
---------------------------------------- -------------------------------------------------------
MUTUAL SHARES SECURITIES FUND - CLASS                       Large Cap Value
2(2)
---------------------------------------- -------------------------------------------------------
FRANKLIN U.S. GOVERNMENT FUND - CLASS 2                  Government Securities
---------------------------------------- -------------------------------------------------------
TEMPLETON DEVELOPING MARKETS                            Emerging Markets Equity
SECURITIES FUND - CLASS 2(3)
---------------------------------------- -------------------------------------------------------
TEMPLETON GLOBAL ASSET ALLOCATION FUND                     World Allocation
- CLASS 2(4)
---------------------------------------- -------------------------------------------------------
TEMPLETON GLOBAL INCOME SECURITIES                            World Bond
FUND - CLASS 2(1)
---------------------------------------- -------------------------------------------------------
                                          Offered through LEGG MASON PARTNERS VARIABLE INCOME
              LEGG MASON                 TRUST* and LEGG MASON PARTNERS VARIABLE EQUITY TRUST+
                                           advised by LEGG MASON PARTNERS FUND ADVISOR, LLC
---------------------------------------- -------------------------------------------------------
VARIABLE SMALL CAP GROWTH PORTFOLIO II+                    Small Cap Growth
---------------------------------------- -------------------------------------------------------
VARIABLE STRATEGIC BOND PORTFOLIO II*                            Bond
---------------------------------------- -------------------------------------------------------
VARIABLE FUNDAMENTAL VALUE PORTFOLIO                             Value
II+
---------------------------------------- -------------------------------------------------------
VARIABLE AGGRESSIVE GROWTH PORTFOLIO II+                        Growth
--------------------------------------- -------------------------------------------------------
           NEUBERGER BERMAN              Offered through NEUBERGER BERMAN ADVISERS MANAGEMENT
                                                            TRUST
                                              Advised by NEUBERGER BERMAN MANAGEMENT INC.
---------------------------------------- -------------------------------------------------------
AMT LEHMAN BROTHERS SHORT DURATION                          Short-term Bond
BOND PORTFOLIO CLASS I
---------------------------------------- -------------------------------------------------------
AMT PARTNERS PORTFOLIO CLASS I                                Large Blend
---------------------------------------- -------------------------------------------------------
AMT REGENCY PORTFOLIO CLASS S                                Mid Cap Value
---------------------------------------- -------------------------------------------------------
AMT GUARDIAN PORTFOLIO CLASS S                             Large Cap Growth
---------------------------------------- -------------------------------------------------------
AMT MID-CAP GROWTH PORTFOLIO CLASS S                        Mid Cap Growth
---------------------------------------- -------------------------------------------------------
      OLD MUTUAL (SERVICE CLASS)               Offered through OLD MUTUAL ADVISOR FUNDS
                                                  Advised by OLD MUTUAL CAPITAL, INC.
---------------------------------------- -------------------------------------------------------
VA ASSET ALLOCATION BALANCED PORTFOLIO                      Asset Allocation
---------------------------------------- -------------------------------------------------------
VA ASSET ALLOCATION CONSERVATIVE                            Asset Allocation
PORTFOLIO
---------------------------------------- -------------------------------------------------------
VA ASSET ALLOCATION MODERATE GROWTH                         Asset Allocation
PORTFOLIO
---------------------------------------- -------------------------------------------------------


(1) Advised by Franklin Advisers, Inc.
(2) Advised by Franklin Mutual Advisers, LLC

(3) Advised by Templeton Asset Management Ltd. (TAML)
(4) Advised by Templeton Investment Counsel, LLC

BEACON ADVISOR Prospectus                    10

---------------------------------------- -------------------------------------------------------
       SEPARATE ACCOUNT PORTFOLIO                               FUND TYPE
---------------------------------------- -------------------------------------------------------
   PIMCO ((1). ADMINISTRATIVE /(2).         Offered through PIMCO VARIABLE INSURANCE TRUST
            ADVISOR CLASS)               Advised by PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
---------------------------------------- -------------------------------------------------------
VIT HIGH YIELD PORTFOLIO(2)                                 High Yield Bond
---------------------------------------- -------------------------------------------------------
VIT LONG-TERM U.S. GOVERNMENT                               Government Bond
PORTFOLIO(1)
---------------------------------------- -------------------------------------------------------
VIT COMMODITYREALRETURN(TM) STRATEGY                    Specialty - Natural Resources
PORTFOLIO(2)
---------------------------------------- -------------------------------------------------------
VIT GLOBAL BOND PORTFOLIO (UNHEDGED) (2)                                  World Bond
---------------------------------------- -------------------------------------------------------
VIT MONEY MARKET PORTFOLIO(1)                                Money Market
---------------------------------------- -------------------------------------------------------
VIT REAL RETURN PORTFOLIO(2)                           Inflation Protected Bond
---------------------------------------- -------------------------------------------------------
VIT TOTAL RETURN PORTFOLIO(2)                           Intermediate Term Bond
---------------------------------------- -------------------------------------------------------
                PIONEER                    Offered through PIONEER VARIABLE CONTRACTS TRUST
                                                           (CLASS II SHARES)
                                            Advised by PIONEER INVESTMENT MANAGEMENT, INC.
---------------------------------------- -------------------------------------------------------
CULLEN VALUE VCT PORTFOLIO II                               Large Cap Value
---------------------------------------- -------------------------------------------------------
EQUITY INCOME VCT PORTOFLIO II                              Large Cap Value
---------------------------------------- -------------------------------------------------------
PIONEER FUND VCT PORTFOLIO II                                 Large Blend
---------------------------------------- -------------------------------------------------------
HIGH YIELD VCT PORTFOLIO II                                 High Yield Bond
---------------------------------------- -------------------------------------------------------
SMALL CAP VALUE VCT PORTFOLIO II                            Small Cap Value
---------------------------------------- -------------------------------------------------------
STRATEGIC INCOME VCT PORTFOLIO II                          Multi-sector Bond
---------------------------------------- -------------------------------------------------------
       ROYCE (SERVICE CLASS)                    Offered through ROYCE CAPITAL FUND
                                                  Advised by ROYCE & ASSOCIATES, LLC
---------------------------------------- -------------------------------------------------------
MICRO-CAP PORTFOLIO                                         Small Cap Blend
---------------------------------------- -------------------------------------------------------
              RYDEX (VT)                         Offered through RYDEX VARIABLE TRUST
                                                   Advised by RYDEX GLOBAL ADVISORS
---------------------------------------- -------------------------------------------------------
ABSOLUTE RETURN STRATEGIES                      Capital  appreciation consistent with the
                                                    return and risk characteristics of
                                                      the hedge fund universe.
---------------------------------------- -------------------------------------------------------
CLS ADVISORONE AMERIGO                    Long-term capital growth without regard to current
                                                                income
---------------------------------------- -------------------------------------------------------
CLS ADVISORONE BEROLINA                             Capital growth and total return
---------------------------------------- -------------------------------------------------------
CLS ADVISORONE CLERMONT                            Current income and capital growth
---------------------------------------- -------------------------------------------------------
COMMODITIES STRATEGY                       Match performance of the GSCI(R) Total Return Index
---------------------------------------- -------------------------------------------------------
ESSENTIAL PORTFOLIO CONSERVATIVE               Capital preservation and long-term growth
---------------------------------------- -------------------------------------------------------
ESSENTIAL PORTFOLIO MODERATE                        Capital growth and preservation
---------------------------------------- -------------------------------------------------------
ESSENTIAL PORTFOLIO AGGRESSIVE                               Capital Growth
---------------------------------------- -------------------------------------------------------
GOVERNMENT LONG BOND 1.2X STRATEGY                          Government Bond
---------------------------------------- -------------------------------------------------------
HEDGED EQUITY                                            Capital appreciation.
---------------------------------------- -------------------------------------------------------
INVERSE GOVERNMENT LONG BOND STRATEGY      Results inversely correlate to performance of the
                                                          Long Treasury Bond
---------------------------------------- -------------------------------------------------------
INVERSE NASDAQ-100(R) STRATEGY               Results inversely correlate to performance of the
                                                           NASDAQ 100 Index
---------------------------------------- -------------------------------------------------------
INVERSE RUSSELL 2000(R) STRATEGY             Results inversely correlate to performance of the
                                                          Russell 2000(R) Index
---------------------------------------- -------------------------------------------------------
INVERSE S&P 500(R) STRATEGY                  Results inversely correlate to performance of the
                                                            S&P 500(R) Index
---------------------------------------- -------------------------------------------------------
MULTI-CAP CORE EQUITY                               Long-term capital appreciation
---------------------------------------- -------------------------------------------------------
NOVA                                      150% of the daily performance of the S&P 500(R) Index
---------------------------------------- -------------------------------------------------------
NASDAQ-100(R)                                    Match performance of the NASDAQ 100 Index
---------------------------------------- -------------------------------------------------------
RUSSELL 2000(R) 1.5X STRATEGY                  Match performance of the Russell 2000(R) Index
---------------------------------------- -------------------------------------------------------
SECTOR ROTATION                                     Long-term capital appreciation
---------------------------------------- -------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET Money Market
---------------------------------------- -------------------------------------------------------
             T. ROWE PRICE                  Offered through T. ROWE PRICE EQUITY SERIES, INC.
                                               Advised by T. ROWE PRICE ASSOCIATES, INC.
---------------------------------------- -------------------------------------------------------
BLUE CHIP GROWTH PORTFOLIO-II                               Large Cap Growth
---------------------------------------- -------------------------------------------------------
EQUITY INCOME PORTFOLIO-II                                  Large Cap Value
---------------------------------------- -------------------------------------------------------
HEALTH SCIENCES PORTFOLIO-II                               Specialty - Health
---------------------------------------- -------------------------------------------------------
             THIRD AVENUE                 Offered through THIRD AVENUE VARIABLE SERIES TRUST
                                                Advised by THIRD AVENUE MANAGEMENT LLC
---------------------------------------- -------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO                                Multi-Cap Value
---------------------------------------- -------------------------------------------------------

BEACON ADVISOR Prospectus                   11

---------------------------------------- -------------------------------------------------------
       SEPARATE ACCOUNT PORTFOLIO                               FUND TYPE
---------------------------------------- -------------------------------------------------------
      VAN KAMPEN / MORGAN STANLEY         Offered through THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                         Advised by MORGAN STANLEY INVESTMENT MANAGEMENT INC.
                                                           DBA "VAN KAMPEN"
---------------------------------------- -------------------------------------------------------
UIF CORE PLUS FIXED INCOME PORTFOLIO II                 Intermediate Term Bond
---------------------------------------- -------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO II                   Emerging Markets Bond
---------------------------------------- -------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO II                             Mid Cap Growth
---------------------------------------- -------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO II                          Mid Cap Value
---------------------------------------- -------------------------------------------------------
                                                 Offered through LIFE INVESTMENT TRUST
                                                Advised by VAN KAMPEN ASSET MANAGEMENT
---------------------------------------- -------------------------------------------------------
VK LIT GROWTH AND INCOME PORTFOLIO II                       Large Cap Value
---------------------------------------- -------------------------------------------------------

        ADDING, DELETING, OR SUBSTITUTING SUBACCOUNTS
        We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio. If the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account and the Contracts, we will first notify you and receive any necessary SEC and state approval before making such a change.

        New Subaccounts and related underlying portfolios may be added, or existing portfolios eliminated, when, in our sole discretion, conditions warrant a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, when the fund being eliminated is unaffiliated with us we will automatically reinvest them in the PIMCO VIT Money Market Subaccount. Not all new Subaccounts may be made available under this Contract.

        If we make a portfolio substitution or change, we may change the Contract to reflect the substitution or change. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law,
(ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

| |     TRANSFERS

        Subject to restrictions during the "right to examine period" and prior to the Annuity Date, you may transfer Contract Value from one Subaccount to another, subject to these rules:

        TRANSFER RULES:
o We must receive a request for the transfer - either Written Notice, an authorized telephone transaction, or by Internet when available. Transfer requests by facsimile, telephone, or Internet must be sent to us by 3:30 p.m. Eastern Time for the Rydex Subaccounts listed below and by the close of trading on a Business Day (generally 4:00 p.m. Eastern
        Time) for all other Subaccounts for same-day processing. Requests received after this time are processed on the next trading day. We may establish earlier deadlines for authorized third parties executing simultaneous transfers for blocks of policies, which will be uniformly applied in a non-discriminatory manner. Fax requests must be sent to us at 770-690-1967. If requests are faxed elsewhere, we will process them as of the Business Day they are received by our trading unit.

       ------------------------ ----------------------- --------------------- ---------------
       RYDEX SHORT-TERM TRADING  o  Government Long       o  Inverse          o  Nova
       o  CLS AdvisorOne              Bond 1.2x Strategy       NASDAQ-100(R)  o  NASDAQ-100(R)
            Amerigo              o  Inverse Government         Strategy       o  Russell 2000(R)
       o  CLS AdvisorOne              Long Bond Strategy  o  Inverse Russell       1.5x Strategy
            Berolina                                           2000(R)
       o  CLS AdvisorOne                                  o  Inverse S&P
            Clermont                                           500(R) Strategy
        ---------------------- ------------------------- ----------------------- ---------------

o Transfer requests other than by U.S. regular mail may be denied to a Contract Owner that has engaged in short term trading.
o The transferred amount must be at least $500, or the entire Subaccount or General Account option value if it is less. (If the value remaining after a transfer will be less than $500 in a Subaccount, we will include that amount as part of the transfer.)
        - The Portfolio Rebalancing systematic transfer programs have no minimum transfer limits.
o A transfer is considered any single request to move Contract Value from one or more Subaccounts to one or more of the other Subaccounts.
o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time.
o If the Contract Value in any Subaccount falls below $500, we may transfer the remaining balance, without charge, to the PIMCO VIT Money Market Subaccount.
o In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

BEACON ADVISOR Prospectus                   12

| |     THIRD-PARTY SERVICES

        Where permitted and subject to our rules, we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. THIRD-PARTY TRANSFERS AND ALLOCATIONS ARE SUBJECT TO THE SAME OR MORE RESTRICTIVE RULES AS ALL OTHER TRANSFERS AND ALLOCATIONS. You can make this election on the application or by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, or money management service, does so independently from any agency relationship they may have with us for the sale of the Policies. THEY ARE ACCOUNTABLE TO YOU ALONE FOR SUCH TRANSFERS OR ALLOCATIONS. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Contract.

| |     SHORT-TERM TRADING & DISRUPTIVE TRADING PROCEDURES

        Unlike most variable annuity contracts, the Contract can serve as a vehicle for short-term trading and includes investment options designed for use by investors and their investment advisors who use frequent trading. Subaccount underlying portfolios' prospectuses describe each portfolio's position regarding short-term trading. These Subaccounts permit short-term trading:

       ------------------------ ----------------------- --------------------- ---------------
       RYDEX SHORT-TERM TRADING  o  Government Long       o  Inverse          o  Nova
       o  CLS AdvisorOne              Bond 1.2x Strategy       NASDAQ-100(R)  o  NASDAQ-100(R)
            Amerigo              o  Inverse Government         Strategy       o  Russell 2000(R)
       o  CLS AdvisorOne              Long Bond Strategy  o  Inverse Russell       1.5x Strategy
            Berolina                                           2000(R)
       o  CLS AdvisorOne                                  o  Inverse S&P
            Clermont                                           500(R) Strategy
        ---------------------- ------------------------- ------------------------ ---------------

To engage in short-term trading, you must elect (on a form we'll provide to you) to perform trades using only an electronic `on-line' process we make available, and must consent to receive disclosures (trade confirmations, annual statements, updated disclosure information, etc.) electronically. We reserve the right, however, to deliver documents to you on paper at any time. We may charge a fee for producing paper copies of documents at your request and which have been previously delivered to you electronically. (There is no charge for paper notices if you do not elect to do on-line trading or have not otherwise elected to receive electronic disclosure, or if you revoke in writing your on-line privileges or receipt of electronic disclosure.) You may also revoke your consent to further delivery of electronic documents at any time by Written Notice to us.

        If you do not elect or do not comply with the requirements for short-term trading outlined above, we reserve the right to reject or restrict, in our sole discretion, transfers initiated by an organization or individual or other party authorized to give transfer instructions. Frequent trading, programmed transfers, or transfers that are large in relation to the total assets of an underlying portfolio can disrupt management of an underlying portfolio's expenses and dilute the value of its assets. This in turn can hurt performance of an affected Subaccount and therefore hurt your Contract's performance. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners. Restrictions may include changing, suspending or terminating telephone, on-line and facsimile transfer privileges. We will also enforce any underlying portfolio manager's own restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. Any Subaccount restrictions will be uniformly applied.

        There is no assurance that the measures we take will be effective in preventing unauthorized market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. The discretionary nature of our disruptive trading procedures may result in some Contract owners being able to engage in unauthorized market timing while other Contract owners bear the harm associated with such timing. Also, because other insurance companies and retirement plans may invest in underlying portfolios, we cannot guarantee that underlying portfolios will not suffer harm from disruptive trading by owners of interests in those portfolios via contracts issued by such insurance companies and retirement plans.

        EXCESSIVE TRANSFERS
        We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Contract Owners. In making this determination, we will consider, among other things:
        o       the total dollar amount being transferred;
        o       the number of transfers you make over a period of time;
        o whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain underlying portfolios;
        o whether your transfers are part of a group of transfers made by a third party on behalf of individual Contract Owners in the group; and
        o the investment objectives and/or size of the underlying portfolio.

BEACON ADVISOR Prospectus                  13

        THIRD PARTY TRADERS
        We reserve the right to restrict transfers by any representative, firm or any other third party authorized to initiate transfers on behalf of multiple Contract Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Contract Owners. In making this determination, we may, among other things:
        o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or
        o reject the transfer or exchange instructions of individual Contract Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner.

We will notify affected Contract Owners if we change transfer limits, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, earnings sweep or asset allocation program are not subject to these disruptive trading procedures. See the sections of the Prospectus describing those programs for the rules of each program.

| |     SYSTEMATIC TRANSFER PROGRAMS

        We offer several systematic transfer programs. We reserve the right to alter or terminate these programs upon thirty days written notice.

o       DOLLAR COST AVERAGING
        The Dollar Cost Averaging Program ("DCA Program") allows you to automatically transfer, on a monthly basis, a set dollar amount or percentage from the PIMCO VIT Money Market Subaccount (as a "DCA account" to other Subaccounts excluding the PIMCO VIT Money Market Subaccount. Requested percentages are converted to a dollar amount. You can begin a DCA Program when you purchase the Contract or later, although only the PIMCO VIT Money Market Subaccount can be used for DCA Programs using existing Contract Value instead of new contribution. Once you allocate Contract assets to a DCA Program, the scheduled distribution to other allocation options cannot change and additional withdrawals cannot be made from the PIMCO VIT Money Market Subaccount DCA account. You can have more than one DCA Program active at a time, with different automatic transfer instructions. In the case of transfers from a Subaccount with a stable unit value to other Subaccounts, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. There is no guarantee that a DCA Program will result in a higher Contract Value, protect against a loss, or otherwise achieve your investment goals. The DCA Program may not be available in all states and in all markets or through all broker-dealers who sell the Contracts.

        DOLLAR COST AVERAGING PROGRAM RULES:
        o       There is no additional charge for the DCA Program.
        o Contract contribution to be dollar cost averaged is first allocated to the PIMCO VIT Money Market Subaccount DCA account pursuant to your instructions. After the Contract Date, Contract Value to be dollar cost averaged is then dollar cost averaged into other Subaccounts pursuant to your instructions. In states requiring return of contribution when the Contract is voided during a `free look' period and all states when a Contract is issued to fund a tax-qualified plan (which generally require `free look' periods), Contract Value remains in the PIMCO VIT Money Market Subaccount DCA account until after the end of the `free look' period and is then dollar cost averaged into other Subaccounts pursuant to your instructions.
        o The initial DCA transfer occurs on the first Business Day after the end of the Contract Date or `free look' period as described above. Subsequent DCA Program transfers occur on the same date each subsequent month of the DCA Program. The last DCA transfer of a DCA Program allocates the entire amount remaining in the PIMCO VIT Money Market Subaccount DCA account into other Subaccounts pursuant to your instructions.
        o We must receive notice of your election or request to terminate a DCA Program by Written Notice, by telephone transaction instruction, or by Internet when available. Termination instructions must direct how assets remaining in a DCA account should be reallocated.
        o The minimum transfer amount out of a PIMCO VIT Money Market Subaccount DCA account is the lesser of $500 or the balance in the PIMCO VIT Money Market Subaccount DCA account.
        o A DCA Program will terminate when the amount remaining in the PIMCO VIT Money Market Subaccount DCA account is less than $500. This remaining amount will be transferred and the dollar cost averaging program will terminate.
        o Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.

o       PORTFOLIO REBALANCING
        The Portfolio Rebalancing program allows you to rebalance your Contract Value in Subaccounts to maintain a specified allocation among your selected Subaccount investments. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

BEACON ADVISOR Prospectus                 14

        PORTFOLIO REBALANCING PROGRAM RULES:
        o There is no additional charge for the Portfolio Rebalancing program.
        o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
        o You may have rebalancing occur quarterly, semi-annually or annually.
        o Portfolio rebalancing is not available when the Dollar Cost Averaging Program is elected.


| |     ASSET ALLOCATION OPTIONS

        We offer two ways for you to achieve asset allocation of your Contract Value, at no additional cost. You also always have the ability to construct your own asset allocation plan from among the allocation options available in your Contract. Although asset allocation programs are intended to mitigate investment risk, there is still a risk that investing pursuant to a model will lose value, including principal.

o       OLD MUTUAL VA ASSET ALLOCATION SUBACCOUNTS
        We offer several Subaccounts whose underlying Old Mutual VA Asset Allocation Portfolio investment objectives seek to replicate asset allocation diversification suitable for investors with identified risk tolerances and investment objectives. If you prefer to invest your funds in one of these asset allocation Subaccounts that is itself diversified for investor risk tolerances and investment objectives, you may wish to use the Investor Questionnaire as a tool to help you determine your investor style that best matches the investment objectives of one of the Old Mutual VA Asset Allocation Subaccounts. Your use of the Investor Questionnaire in this manner does not create an investment advisory relationship with us or Old Mutual Capital, Inc. ("OMCAP"), our affiliate and the investment advisor for the underlying Old Mutual VA Asset Allocation portfolios. You should consult with your financial and tax professional about your specific situation.

o       OM FINANCIAL ASSET ALLOCATION MODELS
        OMCAP utilizes the recommendations of Standard & Poor's Investment Advisory Services, LLC (SPIAS) to develop asset-allocation models that provide specific asset-class and Subaccount diversification recommendations corresponding to five risk tolerance levels.

        OMCAP serves as your investment adviser fiduciary for this program solely for purposes of development of the OM Financial Asset Allocation Models and periodic updates to the Models, based upon recommendations by SPIAS, and for providing instructions to us with respect to allocation of your initial contribution and Contract Value to a Model. You must give OMCAP your written consent and discretionary authority for OMCAP to give us instructions to allocate your initial contribution (or, for an existing Contract, Contract Value) pursuant to the allocations of the Model you select. OMCAP will also periodically instruct us to change your allocations consistent with any changes to the Model made by OMCAP as recommended by SPIAS. You will be given the opportunity to opt into or out of these proposed changes to the Model. OMCAP has no discretionary authority to execute any other transfers for your Contract.

        Each calendar quarter we will automatically rebalance your Subaccount values to be consistent with the allocation percentages for the OM Financial Asset Allocation Model that you elected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated daily on our website.

        Annually, OMCAP will re-evaluate and may make changes to each OM Financial Asset Allocation Model based upon SPIAS' recommendations. When OMCAP updates the Models, we will send you written notice of the updated Models at least 30 days in advance of the date the updated Models are to be effective. If you wish to accept the changes in your selected Model, you will not need to take any action, as your Contract Value and any subsequent contribution will be automatically reallocated pursuant to the updated Model. If you do not wish to accept the changes to your selected Model, you can change to a different Model or withdraw from the Model asset allocation program.

        OMCAP, our affiliate, is compensated by us to serve as an investment adviser for the limited purpose of offering the OM Financial Asset Allocation Models to you. OMCAP receives no other compensation from any other source in connection with its service in this capacity.

        For information about risks of participating in the OM Financial Asset Allocation Models program and more detail about the program, including more information about conflicts of interest, ask for a copy of this prospectus' Statement of Additional Information. More information about OMCAP's role as investment adviser for the program is available in OMCAP's Form ADV Part II which is delivered to you at the time you subscribe to the program. We may modify or discontinue this asset allocation program at any time.

        To participate in the OM Financial Asset Allocation Model program:
        o You must complete the Investor Questionnaire, including selection of an OM Financial Model.
        o You may allocate all or part of your Contract Value to one or more asset allocation Models.
        o We must receive notice of your asset allocation Model election either by written notice or Internet (when available) before we can begin a program for you. Only you can select which Model is best for you. The Investor Questionnaire can be an aid, but neither it nor OMCAP will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the program is best for you, and if so, which Model is most suitable.

BEACON ADVISOR Prospectus                   15

        o Election to participate in one of our asset allocation Models includes an election to automatically quarterly rebalance that Model's Subaccount investments to remain consistent with the then current allocation percentages of the Model.
        o If you are currently participating in an OM Financial Asset Allocation Model and you transfer your allocations outside the Model, you will not receive future notifications of Model changes. You will then be considered as having withdrawn from the OM Financial Asset Allocation Model program and as having cancelled your relationship with OMCAP for purposes of implementing the program with your Contract.
        o The Statement of Additional Information contains additional information with regard to the terms of your participation in the program.


IMPORTANT CONTRACT PROVISIONS
--------------------------------------------------------------------------------

        The BEACON ADVISOR Contract is a flexible contribution deferred variable annuity Contract. The Contract allows you to save and invest your assets on a tax-deferred basis. A feature of the Contract distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the annuitant lives or for some other period you select. In addition, if you die before those payments begin, the Contract will pay a death benefit to your beneficiary. You may obtain a copy of the Contract from us. The Contract can be purchased as a tax-qualified or nonqualified annuity. The Contract does not provide additional tax deferral beyond any provided by the tax-qualified plan. You should consider whether the other benefits of the Contract would be of value to you. The Contract remains in force until surrendered for its Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit.

| |     CONTRACT APPLICATION AND ISSUANCE

                Replacing an existing annuity contract is not always your best choice. Evaluate any replacement carefully.

        To purchase a Contract, you must submit an application and a minimum initial contribution. A Contract usually will be issued only if you and the annuitant are age 0 through 85 as of your Contract Date. We reserve the right to reject any application or contribution for any reason.

        If your application is in good order upon receipt, we will credit your initial net contribution to the Contract Value in accordance with the "right to examine" rules in your state within two Business Days after the later of the date we receive your application or the date we receive your contribution. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to attempt to place the trade in good order. If we are unable to place the trade in good order, we will refund your initial contribution unless you consent to our retaining it to apply it to your Contract once all Contract issuance requirements are met.

        The Contract Date will be within two Business Days from the date by which we have received both your application in good order and initial contribution (except for exchanges of replacements where initial contribution is being transferred from another source, in which case the Contract Date will be within two Business Days from the date by which we have received your application in good order. It is the date used to determine Contract Anniversaries and Contract Years. (This does not affect how contribution is credited, as described above.)

        You can purchase a tax-qualified Contract as an IRA, Roth IRA, or SEP, subject to certain limitations. See this prospectus' FEDERAL INCOME TAX MATTERS section for details. Call us to see if the Contract may be issued under other kinds of plans or arrangements.

o       APPLICATION IN GOOD ORDER
        All application questions must be answered, but particularly note these requirements:
        o The Owner's and the annuitant's full name, Social Security number, and date of birth must be included.
        o Your contribution allocations must be completed in whole percentages, and total 100%.
        o Initial contribution must meet minimum contribution requirements.
        o Your signature and your agent's signature must be on the application.
        o Identify the type of plan, whether it is nonqualified or, if it is qualified, state the type of qualified plan.
        o       City, state and date application was signed must be completed.
        o We require your e-mail address if you wish to access Contract information and execute certain Contract transactions electronically and to receive updated Contract information by electronic delivery.
        o There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.
        o       Your agent must be both properly licensed and appointed with us.

BEACON ADVISOR Prospectus                   16

o       CONTRIBUTION REQUIREMENTS
        Your contribution checks should be made payable to "OM Financial Life Insurance Company." We may postpone crediting any payment made by check to your Contract for purposes of withdrawals until the check has been honored by your bank. Payment by certified check, banker's draft, cashier's check or wire transfer will be promptly accessible. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct contributions from your bank account or other sources. Total contributions for all annuities held with us for the same annuitant or Owner may not exceed $1 million without our consent.

        INITIAL CONTRIBUTION
        o       The only contribution required. All others are optional.
        o Must be at least $50,000. We have the right to change these contribution requirements.

        ADDITIONAL CONTRIBUTIONS
        o Will not be accepted on or after the later of (i) the Contract Anniversary following your or the annuitant's 90th birthday, or
                (ii) the 14th Contract Anniversary following the Contract Date, or (iii) the Annuity Date.

o       ALLOCATING YOUR CONTRIBUTIONS
        You may allocate your contributions among the Subaccount options. Initial allocations in your Contract application will be used for additional contributions until you change your allocation.
        o       Allocations must be in whole percentages, and total 100%.
        o Allocations of initial contribution must result in at least $500 allocated to each selected Allocation Option.
        o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to contributions received on or after the date we receive your Written Notice or authorized telephone transaction.
        o All contributions will be allocated pursuant to your instructions on record with us, except your initial contribution and any additional contributions received during your Contract's "right to examine" period may be subject to special requirements.

        "RIGHT TO EXAMINE" PERIOD ALLOCATIONS
        RETURN OF VALUE STATE. In states that permit us to refund your Contract Value upon your cancellation of the Contract during the "right to examine" period, we will allocate your initial contribution to your selected allocation options on the date of issue of the Contract.

        RETURN OF CONTRIBUTION STATES. In states that require us to refund at least your full contribution upon your cancellation of the Contract during the "right to examine" period and for all IRA plan Policies, we will hold your initial contribution in the PIMCO VIT Money Market Subaccount until the "right to examine" period ends (which varies by state). Then, we will invest your initial contribution and interest earned in the allocation options pursuant to your application instruction. (Any additional contributions we receive during the "right to examine" period plus 3 days will be allocated in the same manner.) If, prior to the end of the "right to examine" period, you decide to cancel your Contract, we will refund contributions paid and any interest earned thereon less any withdrawals made during the "right to examine" period.

| |     CONTRACT VALUE

        On your Contract Date, Contract Value equals the initial contribution. On any Business Day thereafter, Contract Value equals the sum of the values in the Subaccounts. Contract Value is expected to change from day to day, reflecting the expenses and investment experience of the selected Subaccounts as well as the deductions for charges under the Contract. The calculation to determine the value of each Subaccount is described in more detail in the Statement of Additional Information (see the front and back page of this prospectus to learn how to get a copy), and in the Contract.

o       SEPARATE ACCOUNT AND SUBACCOUNT VALUE
        Contributions or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Contract Value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Contract. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:
        (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
        (b)     the daily mortality and expense risk charge; minus
        (c)     the charge for any optional packages elected; minus
        (d)     any taxes payable by the Subaccount; and this result divided by
        (e) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

BEACON ADVISOR Prospectus                  17

        When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

        An investment in money market funds by a Subaccount is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

| |     TELEPHONE TRANSACTIONS

TELEPHONE TRANSACTIONS PERMITTED
        o        Transfers among Allocation Options.
        o        Establish systematic transfer programs.
        o        Change of contribution allocations.

HOW TO AUTHORIZE TELEPHONE TRANSACTIONS
        o Upon your authorization on the Contract application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

TELEPHONE TRANSACTION RULES
        o Must be received by the times listed in this prospectus' TRANSFERS section "Transfer Rules" on a day the New York Stock Exchange ("NYSE") is open; if later, the transaction will be processed the next day the NYSE is open.
        o       Calls will be recorded for your protection.
        o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
        o       May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine based on our procedures for verifying the source of the transaction.

| |     DEATH OF ANNUITANT

        Upon the annuitant's death prior to 30 days before the Annuity Date, you may generally name a new annuitant. If any Owner is the annuitant, then upon that Owner's death, the Contract's applicable death benefit becomes payable to the named beneficiary(ies). However, if the beneficiary is the deceased Owner's spouse, then upon that Owner's death the spouse may be permitted under federal tax law to become the new Owner of the Contract and to name an annuitant and different beneficiaries.

| |     DELAY OF PAYMENTS

        We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if:
(i) the NYSE is closed for other than customary weekend and holiday closings;
(ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

| |     BENEFICIARY

        You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

        If there are joint Owners, the surviving joint Owner will be deemed the beneficiary, and the beneficiary named in the Contract application or subsequently changed will be deemed the contingent beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent beneficiary.

        If the beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Contract will terminate, or to continue the Contract in force with the spouse as Owner.

        If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

BEACON ADVISOR Prospectus                 18

| |     CONTRACT CHANGES

        Any change to your Contract is only effective if on a form acceptable to us, and then only once it is received at our Service Office and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Contract changes is shown on this Prospectus' first two pages and last page.

| |     CONTRACT TERMINATION

        We may treat any partial withdrawal that leaves a Contract Value of less than $2,000 as a complete surrender of the Contract. See this prospectus'
DISTRIBUTIONS: WITHDRAWALS section for more information.

        If you have paid no contributions during the previous 36-month period, we have the right to pay you the total value of your Contract in a lump sum and cancel the Contract if (i) the Contract Value is less than $2,000 (does not apply to IRAs), or (ii) the paid-up life-time income annuity benefit at maturity, based on an accumulation of the Contract Value to maturity, would be less than $100 per month. We will not impose a withdrawal charge on these terminations.

| |     OPTIONAL FEATURES

        This Contract allows you the opportunity to select, and pay for, only those Contract features you want. Costs of these optional features are identified in the CHARGES section of this Prospectus.


o       GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB").
        The Optional GMWB feature provides the opportunity to enhance the Contract Value available for withdrawal even if underlying portfolios should sharply decrease in value (even to zero). GMWB features may be elected upon your initial application for the Contract or on any subsequent Contract Monthly Anniversary and may be removed from your Contract at any time after you elect it. Once removed, charges for the GMWB feature will end and GMWB feature benefits will not be in force.

        There are two optional GMWB features: one is based solely on the life of the Contract Owner (single life); the other is based on the joint lives of the Contract Owner and spouse who is joint-owner or sole beneficiary (joint-life last survivor). Different charges apply to the two GMWB options.

        IMPORTANT SPECIAL CONSIDERATIONS. Each GMWB feature provides that the GMWB and all benefits thereunder will terminate when annuity payments begin. Annuity Payments will begin either on a date that you choose or the date required by other applicable laws or qualified plans, including IRAs. In the absence of other requirements, the latest Annuity Date is the date you select but not later than the Contract Anniversary nearest the annuitant's 100th birthday. If you do not specify a date, the Annuity Date will be the later of the first Contract Anniversary after the annuitant's 90th birthday or the 14th Contract Anniversary. It is important to select the latest permissible Annuity Date so as not to have the life payments terminated.

        Before (1) electing an optional GMWB, or (2) electing to annuitize your Contract after having elected an optional GMWB, you should consider whether the termination of all benefits under the optional GMWB versus annuitizing produces the better financial results for you. You should discuss this with your financial and tax advisor.

        These considerations are of greater significance because the optional GMWBs provide that the life payments will cease when you annuitize voluntarily or the date required by the Contract or applicable laws or qualified plans, including IRAs. To the extent that we can extend the required annuitization date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation.

        In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements. With regard to other qualified plans, you must determine what your qualified plan permits. Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution.

BEACON ADVISOR Prospectus                 19

          The optional GMWB benefit allows you to annually receive guaranteed single life or joint-life last survivor income payments (the "GMWB Amount") up to 5% of the Benefit Base (initially defined as Contract Value on the Contract Date) until the Owner's or last joint-life survivor's death. These guaranteed GMWB Amount payments will be made without regard to investment performance of your Contract after the benefit is elected; payments will be made even if your Contract Value declines to zero. Any unused annual GMWB will accrue and remain available for future use without regard to investment performance. The actual accumulation of this "Unused Income Benefit (UIB)" will be processed on each Contract Anniversary. The UIB on the anniversary will equal the UIB as of the prior anniversary plus any unused withdrawal benefit from the prior year minus any withdrawals. Any withdrawals during a Contract Year will first be deducted from the annual withdrawal benefit.
          Example:        UIBP   Unused Income Benefit as of prior anniversary
                          UIBC   Unused Income Benefit as of current anniversary
                          WL365  Withdrawal  limit  as of last day of
                                   prior Contract year
                          PYW    Total prior year withdrawals

                          UIBC = UIBP + WL365 - PYW

          However, the withdrawal of any accrued benefit in excess of the then current annual Guaranteed Minimum Withdrawal Benefit amount will result in the recalculation of the ongoing GMWB. Any legal requirements mandating annuitization of the Contract will result in termination of the for life guarantees. On each Contract Anniversary, the Benefit Base will be reset to equal the greater of (i) Contract Value on the anniversary; and (ii) the Benefit Base immediately prior to the Contract Anniversary. The available GMWB Amount will be reset to equal 5% of the new Benefit Base.

          OPTIONAL GMWB FEATURE RULES
                o The Contract Owner must be ages 55 to 75 at Contract Issue to elect an optional GMWB feature (ages 55-70 if the Contract is issued to fund a tax-qualified plan).
                o To elect and retain an optional GMWB feature, your Contract Value must be 100% allocated to either (i) any OM Financial Asset Allocation Model except the Aggressive Model; or (ii) any combination of Subaccounts with a minimum of 25% of Contract Value is allocated to Category A Subaccounts and no more than 15% of Contract Value is allocated to Category C Subaccounts. Subaccounts we classify as Category A and Category C are identified on the cover page of this prospectus and will be identified in the application to select a GMWB. Any Contract transaction (transfer, withdrawal, or additional contribution) must result in Contract allocations consistent with this Rule.
                o To elect an optional GMWB feature, you must also elect to rebalance your Contract Value quarterly.
                o While a GMWB feature is in force, if the Owner is not a natural person, you cannot change the annuitant once the GMWB is elected.
                o The initial Benefit Base is defined as the Contract Value on the Contract Date.
                o If total withdrawals in a policy year exceed both the available annual GMWB Amount and the total accumulated unused GMWB combined, the Benefit Base is reset to the lesser of (i) the Benefit Base immediately prior to the withdrawal, or (ii) Contract Value (after the withdrawal) on the date the limit is exceeded. The new Benefit Base could be less than the initial Benefit Base, and the available GMWB Amount is then reset to be 5% of the new Benefit until the next Contract Anniversary. .If total withdrawals in a policy year exceed the available GMWB Amount for that year but are less than or equal to the total accumulated unused GMWB, then the benefit base is reset to the greater of (i) the initial benefit base or (ii) the lesser of (a) the benefit base immediately prior to the withdrawal or (b) the total account value (after withdrawal) on the date the limit is exceeded. The available GMWB Amount is then reset to be 5% of the new Benefit Base until the next Contract Anniversary. If total withdrawals in a policy year are less than or equal to the annual GMWB Amount for that year, the Benefit Base will not change until the next Contract Anniversary.
                o Upon receipt of additional contribution, the Benefit Base is reset to equal the greater of (i) the Benefit Base immediately prior to the contribution payment, or
                        (ii) the Benefit Base immediately prior to the contribution payment, plus the additional contribution payment. The available GMWB Amount is then reset to be 5% of the new Benefit Base until the next Contract Anniversary.
                o Internal Revenue Service required minimum distribution amounts ("RMD") are deemed to be within the GMWB Amount even if they exceed the Contract definitions of GMWB Amount.

o       OPTIONAL GUARANTEED MINIMUM DEATH BENEFITS ("GMDB").
        Optional GMDB features provide the opportunity to enhance the Contract Value available upon your death even if underlying portfolios should sharply decrease in value (even to zero). GMDB features may only be elected upon your initial application for the Contract and may be removed from your Contract at any time after you elect it. Once removed, charges for the GMDB feature will end and GMDB feature benefits will not be in force.

          BASIC GMDB:
          Upon any Owner's death before the Annuity Date, the Contract will end, and we will pay a GMDB to your beneficiary. The GMDB on the date we receive Due Proof of Death equals the larger of:

          o your Contract Value (without deduction of the withdrawal charge) on the date we receive Due Proof of Death; or

          o the sum of net contributions on the date we receive Due Proof of Death, less a proportional adjustment for withdrawals (in proportion to Contract Value at the time of each withdrawal).

BEACON ADVISOR Prospectus                 20

          ENHANCED GMDB:
        o As long as this GMDB feature is in force, your Contract includes an Enhanced Guaranteed Minimum Death Benefit ("GMDB"). On the Contract Date the GMDB is equal to the initial contribution. The GMDB accumulates at a 5% rate until the Oldest Owner is age 80, subject to a maximum of 200% of total contributions paid.
        o Additional contributions increase the GMDB on a dollar for dollar basis.
        o GMDB is reduced on a dollar for dollar basis by withdrawals during a Contract Year totaling up to 5% of the GMDB on the last Contract Anniversary, and on a proportional basis by withdrawals during the Contract Year exceeding this amount.

               ENHANCED GMDB FEATURE RULES
                o The Contract Owner (the oldest Contract Owner if joint Owners) must be age 75 or less at Contract Issue to elect an optional Enhanced GMDB feature
                o To elect and retain the Enhanced GMDB feature, your Contract Value must be 100% allocated to either (i) any OM Financial Asset Allocation Model except the Aggressive Model, or (ii) any combination of Subaccounts where at the beginning of each Policy Quarter a minimum of 25% of Contract Value is allocated to Category A Subaccounts and no more than 15% of Contract Value is allocated to Category C Subaccounts. Subaccounts we classify as Category A and Category C are identified on the cover page of this prospectus and will be identified in the application to select the Enhanced GMDB. Any Contract transaction (transfer, withdrawal, or additional contribution) must result in Contract allocations consistent with this Rule.
                o To elect the Enhanced GMDB feature, you must also elect to rebalance your Contract Value quarterly.

o OPTIONAL GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER ("GMAB RIDER"). The optional GMAB Rider guarantees a minimum level of growth of Contract Value
(minus withdrawals) allocated to a GMAB Rider at the end of the 5th and 10th Contract Years after the allocation to the Rider is made. All or part of Contract Value can be allocated to a GMAB Rider. There is an additional charge for the GMAB Rider, described in the CHARGES and CHARGES EXPLAINED sections of this Prospectus. GMAB Rider guarantees are separately measured for each Contract contribution you tell us is subject to the GMAB Rider. GMAB Rider guarantees are based upon Contract Value of the amount allocated to the GMAB Rider on the date of each such allocation is made.

---------------------------- ------------------------------------------------------------------
      Guarantee Point                                Guaranteed Amount
---------------------------- ------------------------------------------------------------------
End of the 5th Contract      105% of the sum of the Contract Value allocated to the GMAB
Year after a Contract        Rider at the beginning of a Rider guarantee period and
Contribution subject to a    additional investments allocated to the Rider prior to the next
GMAB Rider guarantee.        Contract Anniversary, minus subsequent withdrawals.
---------------------------- ------------------------------------------------------------------
End of the 10th Contract     Greater of:
Year after a Contract        1.      120% of the sum of the Contract Value allocated to the
Contribution subject to a        GMAB Rider at the beginning of a Rider guarantee period and
GMAB Rider guarantee.            additional investments allocated to the Rider prior to the next Contract Anniversary, minus subsequent withdrawals, or
                             2.      Highest Contract Value of the Contract Value allocated
                                 to the GMAB Rider on any Contract Anniversary during the
                                 Rider guarantee period, minus subsequent withdrawals.
---------------------------- ------------------------------------------------------------------

        o The GMAB Rider and optional guaranteed minimum withdrawal benefit rider cannot be owned at the same time. Only charges applicable to the selected option will apply.
        o       The GMAB Rider may be elected at any time up to the owner's age
                75. The GMAB Rider, and charges for it, continue until (i) all GMAB Rider guarantees end, or (ii) the earlier death of the owner or, in the case of joint owners, of the last owner to die. Once elected, the GMAB Rider cannot be terminated at an earlier date. After a GMAB Rider terminates, you may elect it again at any time until your age 75. IF YOU ARE OF ADVANCED AGE OR OTHERWISE HAVE A SHORTENED LIFE EXPECTANCY, CONSIDER AND DISCUSS WITH YOUR FINANCIAL ADVISOR THE SUITABILITY, IN LIGHT OF THESE AND OTHER FACTORS, OF PURCHASING THE GMAB RIDER OR MAKING ADDITIONAL CONTRACT CONTRIBUTIONS THAT WOULD KEEP THE GMAB RIDER AND CHARGES FOR IT IN EFFECT, IF DOING SO MEANS YOU WILL BE (I) INCURRING RIDER CHARGES DURING A TIME YOU MAY EXPECT TO TAKE WITHDRAWALS OF CONTRACT VALUE, OR (II) PAYING FOR BENEFITS UNLIKELY TO BE REALIZED BEFORE YOUR DEATH OR BEFORE YOU BEGIN REGULAR WITHDRAWALS OR CONTRACT VALUE.
        o GMAB Rider guarantees only apply to Contract Value you instruct us to allocate to the GMAB Rider. Without such specific instructions, initial Contract Value or subsequent contributions are not applied to GMAB Rider guarantees. GMAB Rider guarantees end as to each Contract Value allocation to the Rider at the end of the 10th Contract Year after the allocation to the Rider is made.

BEACON ADVISOR Prospectus                 21

        o If Contract Value allocated to a GMAB Rider at a Rider guarantee point is less than the Rider guaranteed amount, we will credit that allocation with an amount so that allocation equals the guaranteed amount.
        o Contract Value allocated to a GMAB Rider must be allocated to one or more of these allocation options: one or more of the Old Mutual Moderate Growth, Balanced, or Conservative Asset Allocation Portfolio subaccounts, and/or one or more of the OM Financial Conservative, Moderate Conservative, Moderate or Moderate Aggressive Asset Allocation Models.
                o Withdrawals taken while the GMAB Rider is in effect must be taken pro-rata among all subaccounts. Withdrawals taken from a Contract with multiple GMAB Rider guarantee periods in effect (due to multiple Contract Value allocations to the Rider) are taken on a first-in, first-out (FIFO) basis. WITHDRAWALS PROPORTIONATELY REDUCE GMAB RIDER GUARANTEED AMOUNTS. CAREFULLY CONSIDER THE ADVISABILITY OF TAKING WITHDRAWALS DURING THE FIRST 10 YEARS A GMAB RIDER GUARANTEE PERIOD IS IN EFFECT. DETERMINING SUITABILITY OF WITHDRAWALS TAKEN WHILE A GMAB RIDER IS IN EFFECT SHOULD INCLUDE CONSIDERATION OF ANY CONTINUED COST OF THE GMAB RIDER AND THE IMPACT OF WITHDRAWALS ON REMAINING GMAB RIDER GUARANTEES.


DISTRIBUTIONS
--------------------------------------------------------------------------------

        There are several ways to take all or part of your investment out of your Contract, both before and after the Annuity Date. Tax penalties may apply to amounts taken out of your Contract before the Annuity Date. Your Contract also provides a death benefit (including, for an additional charge, an optional guaranteed minimum death benefit) that may be paid upon your death prior to the Annuity Date. All or part of a death benefit may be taxable.

| |     WITHDRAWALS

        You may withdraw, by Written Notice, all or part of your Contract's Surrender Value prior to the Annuity Date. Following a full surrender of the Contract, or at any time the Contract Value is zero (except as provided if you have purchased the optional Guaranteed Minimum Withdrawal Benefit feature), all your rights in the Contract end. Total surrender requires you to return your Contract to us.

        Of contribution considered withdrawn, tax law generally considers the last contribution withdrawn first - a "last-in, first-out" procedure.)

        WITHDRAWAL RULES
        o Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment.
        o       Minimum withdrawal is $100.
        o We may treat any partial withdrawal that leaves a Surrender Value of less than $2,000 as a complete surrender of the Contract.
        o You may select the allocation options from which we make a withdrawal, unless a guaranteed minimum accumulation benefit rider ("GMAB Rider") is in effect. If you do not make a selection, or if a GMAB Rider is in effect, the withdrawal will be allocated to all your allocation options on a pro-rata basis.
        o Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount. If you do not specify which allocation option(s) from which to take the withdrawal, it will be taken from each allocation option in the proportion that the Contract Value in each allocation option bears to the total Contract Value.
        o The total amount paid to you upon total surrender of the Contract (taking any prior partial withdrawals into account) may be less than the total contributions made, because we will deduct any charges owed but not yet paid, and because you bear the investment risk for all amounts you allocate to the Subaccounts.
        o Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

        We will allow facsimile request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Contract. You may complete and execute a withdrawal form and send it to our Service Center fax number, 770-690-1967. We offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Contract (including withdrawals) without your knowledge.

o       SYSTEMATIC WITHDRAWAL PLAN
        A systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Contract Value from a specified allocation option(s) monthly, quarterly, semi-annually or annually, unless a guaranteed minimum accumulation benefit rider is in effect in which case withdrawals must be pro-rata from all investment option allocations of your Contract. Systematic withdrawals of Contract earnings only are only


BEACON ADVISOR Prospectus                  22
permitted on Contract Monthly Anniversary dates. Systematic withdrawals of fixed dollar or percentage amounts may occur on any Business Day. Only one Contract systematic withdrawal plan is permitted at a time. Systematic withdrawal plan payments must be paid by electronic fund transfer to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the annuitant. Although this plan mimics annuity income payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a financial or tax advisor before requesting this plan.

| |     DEATH BENEFITS

        Upon our receipt of Due Proof of any Owner's death before the Annuity Date, we will pay a death benefit to your beneficiary(ies). The death benefit proceeds will remain in the Separate Account, as to each beneficiary until we receive proper documentation from each beneficiary as to his/her share of the proceeds. We will pay death benefit proceeds as soon thereafter as we have sufficient information about each beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death. If the beneficiary does not make an annuity income option election within 60 days of our receipt of Due Proof of Death, we may issue a lump-sum payment to the beneficiary.

        If an Owner of the Contract is a corporation, trust or other non-individual, we treat the primary annuitant as an Owner for purposes of the death benefit. The "primary annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Contract. A change in the primary annuitant will be treated as the death of an Owner.

        If the annuitant is an Owner or joint Owner, the annuitant's death is treated as the Owner's death.

        If the annuitant is not an Owner and the annuitant dies before the Annuity Date, the Owner may name a new annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new annuitant, the Owner will become the annuitant.

        If your spouse is the Contract beneficiary, annuitant, or a joint Owner, special tax rules apply. See the IRS REQUIRED DISTRIBUTION UPON OWNER'S DEATH section below.

        SPOUSAL CONTINUATION.
        Spousal continuation of the Contract, including any excess optional GMDB paid that is greater than Contract Value, is permitted as defined by IRS rules.

o       STANDARD DEATH BENEFIT
        o The standard death benefit is your Contract Value on the date we receive Due Proof of Death

        Upon any Owner's death on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

o       OPTIONAL GUARANTEED MINIMUM DEATH BENEFITS ("GMDB")
        The optional GMDB features, available for an additional charge, provide additional death benefits. These benefits are described in more detail in the IMPORTANT CONTRACT PROVISIONS section of this prospectus' OPTIONAL FEATURES provision.

o       IRS REQUIRED DISTRIBUTION UPON DEATH OF OWNER
        Federal law requires that if your Contract is tax non-qualified and you die before the Annuity Date, then the entire value of your Contract must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual beneficiary; and (b) will be paid over the lifetime or the life expectancy of that beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. The FEDERAL INCOME TAX MATTERS section of this prospectus has additional information about these rules. Other required distribution rules apply to tax-qualified Policies and are described in this prospectus' APPENDIX B.

BEACON ADVISOR Prospectus                 23

o       TABLES ILLUSTRATING BENEFITS UPON DEATH
        The following tables illustrate benefits payable, if any, upon death of a party to the Contract for most situations. The terms of any Contract rider or qualified plan funded by the Contract may change this information. Please consult your own legal and tax advisor for advice.

                    IF DEATH OCCURS BEFORE THE ANNUITY DATE:
-----------------------------------------------------------------------------------------------
any Contract      - - -           - - -                Contract beneficiary receives the
Owner                                                  death benefit.
-----------------------------------------------------------------------------------------------
any Contract      There is no     the beneficiary is   surviving spouse may elect to become
Owner             surviving       the Contract         the Contract Owner and continue the
                  joint Contract  Owner's surviving    Contract, or may have the Contract end
                  Owner who is    spouse, unless the   and receive the death benefit.
                  the deceased    spouse is the
                  Owner's spouse  surviving joint
                                  Contract Owner
-----------------------------------------------------------------------------------------------
the annuitant     a Contract      there is no named    the Contract continues with the
                  Owner is living contingent or joint  Contract Owner as the Contract
                                  annuitant            annuitant unless the Owner names a new
                                                       annuitant.
-----------------------------------------------------------------------------------------------
the annuitant     the Contract    - - -                the annuitant's death is treated as a
                  Owner is a                           Contract Owner's death.
                  non-person
-----------------------------------------------------------------------------------------------
an annuitant      a Contract      the contingent or    contingent annuitant becomes the
                  Owner is living joint annuitant is   annuitant, and the Contract continues.
                                  living
-----------------------------------------------------------------------------------------------
                     IF DEATH OCCURS ON OR AFTER THE ANNUITY DATE:
 -----------------------------------------------------------------------------------------------
any Contract      There is a      surviving Contract Owner remains as Owner for purposes of
Owner             living joint    distributing any remaining Contract proceeds pursuant to
                  Owner, and      the annuity income option then in effect.  If the annuity
                  the annuitant   benefit payee was the deceased Contract Owner, the
                  is living       surviving Owner receives the proceeds.  If the payee is
                                  other than the deceased Owner, proceeds
                                  continue to be paid to the payee until the
                                  payee's death, then are paid to the Contract
                                  beneficiary.
-----------------------------------------------------------------------------------------------
any Contract      There is no     Contract beneficiary becomes the Contract Owner for
Owner             surviving       purposes of distributing any remaining Contract proceeds
                  joint Owner,    pursuant to the annuity income option then in effect.  If
                  and             the annuity benefit payee was the Owner, then the Contract
                  the annuitant   beneficiary receives the proceeds.  If the payee is other
                  is living       than the Owner, proceeds continue to be paid to the payee
                                  until the payee's death, then are paid to the Contract
                                  beneficiary.
-----------------------------------------------------------------------------------------------
any Contract      any Contract    Contract Owner (or other named payee) receives distribution
annuitant         Owner is living of any remaining Contract proceeds pursuant to the annuity income option then in effect.
-----------------------------------------------------------------------------------------------
the annuitant     the annuitant   Contract beneficiary becomes the Contract Owner for
                  is also the     purposes of distributing any remaining Contract proceeds
                  Contract Owner  pursuant to the annuity income option then in effect.  If the annuity benefit payee was the Owner, then
                                  the Contract beneficiary receives the
                                  proceeds. If the payee is other than the
                                  Owner, proceeds continue to be paid to the
                                  payee until the payee's death, then are paid
                                  to the Contract beneficiary.
-----------------------------------------------------------------------------------------------

| |     ANNUITY INCOME BENEFITS

        A primary function of an annuity contract, like this Contract, is to provide annuity payments to the payee(s) you name. It is important to remember that the guaranteed minimum withdrawal benefits provided by the optional GMWB feature are an alternative to annuity payments. You will receive the annuity benefits unless you designate another payee(s). The level of annuity payments is determined by your Contract Value, the annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Contract Withdrawal Value may be placed under one or more annuity income options.

        Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or annuitant's age or survival. Unless you specify otherwise, the payee is the Owner.

        Payments under the annuity income options are FIXED ANNUITY PAYMENTS based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 2.5% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for annuity income option 1 (see below). Current immediate annuity rates for options 2 through 7 for the same class of annuities are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Contract). The guaranteed amounts are based on the U.S. Annuity 2000 Table, gender specific, with a 10-year age setback, and a 2.5% effective annual interest rate. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

o       WHEN ANNUITY INCOME PAYMENTS BEGIN
        You select the Annuity Date by completing an election form that you can request from us at any time. If you do not specify a date, the Annuity Date will be the later of the Contract Anniversary after the annuitant's 90th birthday or the fourteenth Contract Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

BEACON ADVISOR Prospectus                  24

                        The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

o       SELECTING AN ANNUITY INCOME OPTION
You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Contract Surrender Value to make annuity payments under annuity income option 3 providing lifetime income payments.

        If you die before the Annuity Date (and the Contract is in force), your beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

o       ANNUITY INCOME OPTIONS
        Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the beneficiary to transfer amounts applied under option 1 to one of options 2 through 7 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Owner dies, we will pay any unpaid guaranteed payments to your beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

        NOTE: IF YOU ELECT AN ANNUITY INCOME OPTION BASED SOLELY ON LIFE CONTINGENCIES (OPTIONS 3, 4, OR 6), IT IS POSSIBLE THAT ONLY ONE ANNUITY PAYMENT WOULD BE MADE UNDER THE ANNUITY OPTION IF THE ANNUITANT(S) DIED BEFORE THE DUE DATE OF THE SECOND ANNUITY PAYMENT, ONLY TWO ANNUITY PAYMENTS WOULD BE MADE IF THE ANNUITANT(S) DIED BEFORE THE DUE DATE OF THE THIRD ANNUITY PAYMENT, ETC. THIS WOULD NOT HAPPEN IF YOU ELECT AN ANNUITY INCOME OPTION GUARANTEEING, AT LEAST IN PART, EITHER THE AMOUNT OR DURATION OF PAYMENTS (OPTIONS 1, 2, 5 OR 7).

        Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

        We may pay your Contract proceeds to you in one sum if they are less than $2,000, or when the annuity income option chosen would result in periodic payments of less than $100. If any annuity payment would be or becomes less than $100, we also have the right to change the frequency of payments to an interval that will result in payments of at least $100. In no event will we make payments under an annuity option less frequently than annually.

        The annuity income options are:

(1) INCOME FOR A FIXED PERIOD. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Contract.

(2) LIFE INCOME WITH A GUARANTEED PERIOD. Proceeds are paid as monthly income during the annuitant's life, with guaranteed payments for a period of time.

(3) LIFE INCOME. Proceeds are paid as monthly income during the annuitant's life.

(4) JOINT AND CONTINGENT LIFE INCOME. Proceeds are paid as monthly income during the joint annuitants' lives until the first of them dies.


(5) JOINT AND SURVIVOR LIFE INCOME WITH A GUARANTEED PERIOD. Proceeds are paid as a monthly income during the joint annuitants' lives and until the last of them dies, with guaranteed payments for a period of time.

(6) JOINT AND SURVIVOR LIFE INCOME. Proceeds are paid as a monthly income during the joint annuitants' lives and until the last of them dies.

(7) LIFE INCOME WITH A LUMP SUM REFUND AT DEATH. Proceeds are paid as a monthly income during the annuitant's life, and any remaining Contract Value as of the date Annuity Income begins is paid to the Contract beneficiary upon the annuitant's death.

The periods of time of the guarantees, where applicable, for all annuity income options are:
        o       Minimum - 5 years
        o Maximum - The lesser of 25 years or the life expectancy of the Annuitant(s) as determined as of the Annuity Date.
The minimum payment rate for joint or contingent annuitants is 25%. Our approval is needed if the percentage is less than 50%.


BEACON ADVISOR Prospectus                   25

FEDERAL INCOME TAX MATTERS
--------------------------------------------------------------------------------

        This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. This discussion is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. YOU SHOULD CONSULT A COMPETENT TAX ADVISOR TO LEARN HOW TAX LAWS APPLY TO YOUR ANNUITY INTERESTS.

        The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used in connection with IRAs ("IRA Annuity"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payouts, and on the economic benefit to you, the annuitant or the beneficiary depends on the type of Contract and on the tax status of the individual concerned.

        Certain requirements must be satisfied in purchasing an IRA annuity and receiving distributions from an IRA annuity in order to continue receiving favorable tax treatment. YOU SHOULD CONSULT A COMPETENT TAX ADVISOR BEFORE PURCHASING AN IRA ANNUITY. The following discussion assumes that an IRA Annuity is purchased with proceeds and/or contributions that qualify for the intended special federal income tax treatment.

o       TAXATION OF ANNUITIES

        Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities and distributions from IRAs in general. Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings. You will not generally be taxed on increases, if any, in the Contract Value until a distribution occurs by withdrawing all or part of the Contract Value. However, under certain circumstances, you may be subject to current taxation.

o       TAX TREATMENTS BY TYPE OF OWNER

        A Contract held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes. The income on such a Contract is taxable each year. However, this rule does not apply if the Contract Owner is acting as an agent for an individual or is an estate that acquired the Contract as a result of the death of the decedent. Nor does it apply if the Contract is an IRA annuity, is held pursuant to a qualified funding trust (structured settlement plan), the Contract is an immediate annuity, or if an employer purchased the Contract upon termination of a qualified plan and held the annuity for the exclusive benefit of the annuitant participant. YOU SHOULD CONSULT A TAX ADVISOR BEFORE PURCHASING A CONTRACT TO BE OWNED BY A NON-NATURAL PERSON.

o       TAXATION OF ANNUITY PAYMENTS
        Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity Contract in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the Contract to the total expected value of annuity payments. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The balance of each payment is taxable income. After you recover your investment in the Contract, any payment you receive is fully taxable. (If a variable payment is less than the excludable amount you should contact your tax advisor to determine how to report any investment not recovered.) The taxable portion of any annuity payment is taxed at ordinary income tax rates.

o       TAXATION OF DEATH PROCEEDS
        Generally, amounts distributed because of the death of the Owner or the annuitant are included in the income of the recipient as follows:
        o If distributed in a lump sum, the death benefit proceeds are taxed in the same manner as a full withdrawal as described below.
        o If distributed under an annuity form, the death benefit proceeds are taxed in the same manner as annuity payments, as described above.

        DISTRIBUTION AT DEATH

        A death benefit paid under the Contract is taxable to the beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply, even if all or a portion of the benefit is subject to federal income taxes. In order to be treated as an annuity for federal income tax purposes, the Code requires any Non-Qualified Contract to provide that: (1) if an Owner dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Contract is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if an Owner dies before the annuity starting date, the entire interest must be distributed within five years of death. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the sole designated beneficiary is the surviving spouse of the annuitant, then the surviving spouse is considered the Owner, making it possible to continue deferring taxes on the accrued and future income of the Contract until payments are made to the surviving spouse. Similar requirements are applicable to IRA Annuities.

BEACON ADVISOR Prospectus                  26

o       TAXATION OF WITHDRAWALS
        If annuity Contract Value is greater than total contributions paid, then withdrawals are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal. Withdrawn earnings are included in gross income.

        PERIODIC WITHDRAWALS
        Periodic withdrawals are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the beneficiary. Although periodic withdrawals are subject to federal income taxation, they are not subject to the 10% federal tax penalty that may apply to non-periodic withdrawals.

        NON-PERIODIC WITHDRAWALS
         If you make a non-periodic withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply. However, the penalty does not apply to distributions:
        o       after the taxpayer reaches age 59 1/2;
        o       upon the death of the owner;
        o       if the taxpayer is defined as totally disabled;
        o       as a periodic withdrawal, as described above;
        o       under an immediate annuity; or
        o under certain other limited circumstances. Consult your tax advisor for additional information.

Similar exceptions from the penalty tax on distributions are provided for distributions from an IRA Annuity.

o       TAX TREATMENT OF ASSIGNMENTS AND TRANSFERS
        An transfer or assignment of a Contract may have adverse tax consequences, and may also be prohibited by the Code (particularly for tax-qualified plans) and ERISA in some circumstances. The designation of an annuitant, payee or other beneficiary who is not also the Owner may also result in adverse tax consequences. Therefore, we do not permit assignment of Policies issued to fund tax-qualified plans.

        Transfers of Contracts issued pursuant to qualified plans, other than between spouses, generally result in recognition of gain at the time of the transfer and may also trigger gift tax implications. Ask your tax advisor for more information.

o       DIVERSIFICATION OF INVESTMENTS

        Section 817(h) of the Code authorizes the Treasury to set standards by regulation or otherwise for the investments of the Separate Account to be "adequately diversified" in order for the Contract to be treated as a variable contract for federal tax purposes. The diversification requirements of Section 817(h) do not apply to annuity contracts held under a plan described in Section 401(a), 403(b), 408, 408A or 457(b) of the Code.

        The Separate Account, through the Subaccounts, intends to comply with the diversification requirements prescribed in Regulation Section 1.817-5, which affect how the assets in the underlying Portfolios in which the Subaccounts invest may be invested. Although we may not control the investments of the Portfolios, we expect that Portfolios will comply with the diversification regulations so that the Subaccounts will be considered "adequately diversified." Owners bear the risk that the entire non-qualified Contract could be disqualified as an annuity for federal income tax purposes due to the failure of a Subaccount to be "adequately diversified."

o       OWNER CONTROL

        In connection with the issuance of temporary and proposed diversification regulations in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the Owner, rather than the insurance company, to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the Owner). The IRS recently issued a revenue ruling stating that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract depends on all the facts and circumstances. We do not believe the ownership rights of an Owner under a Contract would result in any Owner being treated as the owner of the assets of the Contract under the revenue ruling. However, we do not know whether the IRS will provide additional guidance and what standards may be contained in such guidance. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner a pro rata share of the assets of the Contract

o       MULTIPLE CONTRACTS

        For purposes of determining the taxability of a distribution, the Code provides that all Non-Qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

BEACON ADVISOR Prospectus                  27

o       WITHHOLDING

        Non-Qualified Contracts and IRA annuity distributions are generally subject to withholding at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided an opportunity to elect not to have tax withheld from distributions.

o       TAX-FREE EXCHANGES

        Code Section 1035 provides that no gain or loss will be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules. YOU SHOULD CONSULT YOUR TAX ADVISOR BEFORE ENTERING INTO A SECTION 1035 EXCHANGE.

o       ANNUITY USED TO FUND QUALIFIED PLAN
        The Contract is designed for use with various qualified plans. The Contract will not provide additional tax deferral benefits if it is used to fund a tax-deferred qualified plan. However, Contract features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. EACH PURCHASER SHOULD OBTAIN COMPETENT TAX ADVICE PRIOR TO PURCHASING A CONTRACT ISSUED UNDER A QUALIFIED PLAN. OWNERS, ANNUITANTS AND BENEFICIARIES SHOULD SEEK COMPETENT FINANCIAL ADVICE ABOUT THE TAX CONSEQUENCES OF CONTRACT DISTRIBUTIONS.

        The income on tax sheltered annuity (TSA) and individual retirement annuity (IRA) investments is tax deferred; therefore, any income on variable annuities held by such plans does not receive an additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity as a TSA or IRA. Tax qualified annuities may be purchased as investments for:
        o       Tax Sheltered Annuities, Code Section 403(b); o Individual
                Retirement Annuities (IRAs), Code Section 408(b);
        o       Simplified Employee Pension (SEP IRA), Code Section 408(k);
        o       Roth IRAs, Code Section 408A.
The Company reserves the right to limit the availability of the Contract for use with any of the plans listed above or to modify the Contract to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Contract. We do not perform any tax reporting for Policies held by tax-qualified plans other than IRAs and TSAs.

          If you purchase an IRA Annuity, you will be provided with supplemental information. You also have the right to revoke your purchase within seven days of purchase of the IRA Annuity, or as provided by applicable state law. If an IRA Annuity is purchased, the annuitant must also be the Owner. In addition, if an IRA Annuity is purchased, minimum distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2. VariouS tax penalties may apply to contributions in excess of specified limits and distributions that do not satisfy specified requirements. YOU SHOULD OBTAIN COMPETENT TAX ADVICE BEFORE PURCHASING AN IRA ANNUITY.


o       TAX IMPACT ON ACCOUNT VALUE
        Certain Contract credits are treated as taxable "earnings" and not "investments" for tax purposes. When money is distributed from an annuity taxable earnings are considered paid out first, followed by the return of your contributions (investment amounts). In addition, taxation order generally considers the last contribution withdrawn first when investment amounts are deemed distributed ("last-in, first-out").

BEACON ADVISOR Prospectus                  28

MISCELLANEOUS
--------------------------------------------------------------------------------

| |     ABOUT OUR COMPANY

        OM Financial Life Insurance Company issues the Contract described in this prospectus and is responsible for providing each Contract's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Maryland in 1959. We are engaged in the business of issuing life insurance and annuities throughout the United States (except New
York). We became an indirect wholly-owned subsidiary of Old Mutual plc ("Old Mutual") on September 28, 2001. "Old Mutual(R)" and "Old Mutual Financial Network(R)" (OMFN) are marketing naMES for the U.S. life insurance and annuity operations of Old Mutual plc, including OM Financial Life Insurance Company (variable annuity products offered through Old Mutual Financial Network Securities, Inc.). OM Financial Life is solely responsible for its contractual guarantees and commitments. See the TABLE OF CONTENTS page of this prospectus, or the cover page or last page for information on how to contact us.

| |     DISTRIBUTION OF THE CONTRACTS

        Old Mutual Financial Network Securities, Inc. ("OMFN Securities"), 1117 Perimeter Center West, Suite E212, Atlanta, Georgia, 30338, controlled by us, is the principal underwriter of the Policies. OMFN Securities is registered with the Securities and Exchange Commission as a broker dealer and is a member of the Financial Industry Regulatory Authority, Inc. (FINRA). Like us, OMFN Securities is also an indirect wholly-owned subsidiary of Old Mutual plc. OMFN Securities may enter into contracts with various broker-dealers ("Distributors") to distribute Policies. Persons selling the Contract on their behalf will be registered representatives of the Distributors, and will also be licensed and appointed by us as insurance agents to sell variable insurance products. There is no contribution load to cover sales and distribution expenses. All compensation or expense reimbursement received by OMFN Securities for serving as principal underwriter of the Policies will be paid by us from our other assets or surplus in our general account, which may include profits derived from the Contract Fee, Administrative Expense Charges and charges for optional features made under the Contract. Policies can be purchased directly from us through our consumer and advisor services, from salaried employees who are registered representatives of OMFN Securities and who will not receive compensation related to the purchase.

| |     VOTING PRIVILEGES

        As a Contract Owner, you may have voting privileges in the portfolios whose shares underlie the Subaccounts you are invested in. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights.

        If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Contract. If you do not send us written instructions, we will vote the shares attributable to your Contract in the same proportions as we vote the shares for which we have received instructions from other Contract Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Contract Owners. We seek to obtain a meaningful response from Contract Owners although no quorum of instructions is required. Notwithstanding our efforts, it is possible that a small number of Contract Owners can determine the outcome of a voting proposal. The underlying portfolios do not routinely hold annual shareholder meetings.

| |     LEGAL PROCEEDINGS

        As of the date of this Prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets. We are routinely engaged in litigation in the normal course of business, including defending claims for policy coverage and punitive damages. We believe we have defenses and intend to defend these actions vigorously. In the opinion of management, such litigation is not expected to have a material adverse effect on our financial position, although it is possible that the results of operations could be materially affected by an unfavorable outcome in any one annual period.

BEACON ADVISOR Prospectus                  29

APPENDIX A: ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

The following table shows Accumulation Unit values for the base Contract (without any optional features) at the beginning and end of the periods indicated as well as the number of Accumulation Units outstanding for each Subaccount variable investment option portfolio as of the end of the periods indicated. These amounts would be less if optional features with additional charges are selected. The financial statements of the Subaccounts can be found in the Statement of Additional Information. (See the cover and back page to learn how to get a copy of the Statement of Additional Information.)

------------------------------------------ ---------- ------------ ------------ -----------------
                                                                     Value ($)    Number (#) of
                                                                    at End of     Accumulation
       Subaccount (inception date)                    Values ($)      Year      Units At End of
                                             Year         at        (December         Year
                                                       Inception       31)       (December 31)
------------------------------------------ ---------- ------------ ------------ -----------------
ALLIANCE BERNSTEIN
------------------------------------------ ---------- ------------ ------------ -----------------
  VPS International Growth  B (02/02/2007)   2007          10.44         11.81            48
------------------------------------------ ---------- ------------ ------------ -----------------
  VPS International Value B (02/02/2007)     2007          10.35         10.65        20,486
------------------------------------------ ---------- ------------ ------------ -----------------
AMERICAN CENTURY INVESTMENTS
------------------------------------------ ---------- ------------ ------------ -----------------
    VP Income & Growth II (02/02/2007)       2007          10.31          9.90            48
------------------------------------------ ---------- ------------ ------------ -----------------
    VP International II (02/02/2007)         2007          10.38         11.81            48
------------------------------------------ ---------- ------------ ------------ -----------------
    VP Mid Cap Value II (02/02/2007)         2007          10.24          9.60            49
------------------------------------------ ---------- ------------ ------------ -----------------
    VP Value II (02/02/2007)                 2007          10.15          9.24            49
------------------------------------------ ---------- ------------ ------------ -----------------
FRANKLIN TEMPLETON (VIP)
------------------------------------------ ---------- ------------ ------------ -----------------
    Franklin Global Communications           2007          10.11         11.95            49
      Securities Fund - Class II
      (02/02/2007)
------------------------------------------ ---------- ------------ ------------ -----------------
    Mutual Discoveries Securities Fund -     2007          10.30         10.98            49
      Class II (02/02/2007)
------------------------------------------ ---------- ------------ ------------ -----------------
    Mutual Shares Securities Fund -          2007          10.23         10.14            49
      Class II (02/02/2007)
------------------------------------------ ---------- ------------ ------------ -----------------
    Franklin U.S. Government Fund -          2007           9.99         10.48         8,302
      Class II (02/02/2007)
------------------------------------------ ---------- ------------ ------------ -----------------
    Templeton Developing Markets             2007          10.49         13.22            48
      Securities Fund - Class II
      (02/02/2007)
------------------------------------------ ---------- ------------ ------------ -----------------
    Templeton Global Asset Allocation        2007          10.22         10.91            49
      Securities Fund - Class II
      (02/02/2007)
------------------------------------------ ---------- ------------ ------------ -----------------
    Templeton Global Income Securities       2007          10.07         11.09         5,871
      Fund - Class II (02/02/2007)
------------------------------------------ ---------- ------------ ------------ -----------------
LEGG MASON
------------------------------------------ ---------- ------------ ------------ -----------------
    Smith Barney  Aggressive Growth II       2007          10.14          9.83            49
      (02/02/2007)
------------------------------------------ ---------- ------------ ------------ -----------------
    Variable Fundamental Value II            2007          10.19          9.91            49
      (02/02/2007)
------------------------------------------ ---------- ------------ ------------ -----------------
    Variable Small Cap Growth II             2007           7.63          7.93         1,211
      (02/02/2007)
------------------------------------------ ---------- ------------ ------------ -----------------
    Variable Strategic Bond II               2007          10.00         10.00            50
      (02/02/2007)
------------------------------------------ ---------- ------------ ------------ -----------------
NEUBERGER BERMAN
------------------------------------------ ---------- ------------ ------------ -----------------
    AMT   Limited    Maturity    Bond   I    2007          10.01         10.31        11,409
      (02/02/2007)
------------------------------------------ ---------- ------------ ------------ -----------------
    AMT Partners I (02/02/2007)              2007          10.51         11.00            48
------------------------------------------ ---------- ------------ ------------ -----------------
    AMT Regency S (02/02/2007)               2007          10.52         10.29            48
------------------------------------------ ---------- ------------ ------------ -----------------
    AMT Guardian S (02/02/2007)              2007          10.15         10.43        20,078
------------------------------------------ ---------- ------------ ------------ -----------------
    AMT MidCap Growth S (02/02/2007)         2007          10.42         11.76         1,890
------------------------------------------ ---------- ------------ ------------ -----------------
OLD MUTUAL
------------------------------------------ ---------- ------------ ------------ -----------------
    VA Asset Allocation Balanced             2007          10.13         10.66         2,046
      (02/02/2007)
------------------------------------------ ---------- ------------ ------------ -----------------
    VA Asset Allocation Conservative         2007          10.04         10.50         5,130
      (02/02/2007)
------------------------------------------ ---------- ------------ ------------ -----------------
    VA Asset Allocation Moderate Growth      2007          10.17         10.80       187,945
      (02/02/2007)
------------------------------------------ ---------- ------------ ------------ -----------------
PIMCO (ADMINISTRATIVE CLASS)
------------------------------------------ ---------- ------------ ------------ -----------------
    VIT High Yield (02/02/2007)              2007          10.05         10.17           151
------------------------------------------ ---------- ------------ ------------ -----------------
    VIT Long US Government (02/02/2007)      2007           9.91         10.82         6,820
------------------------------------------ ---------- ------------ ------------ -----------------
    VIT Commodity Real Return                2007          10.56         12.96         4,361
      (02/02/2007)
------------------------------------------ ---------- ------------ ------------ -----------------
    VIT Global Bond (02/02/2007)             2007          10.00         10.97            50
------------------------------------------ ---------- ------------ ------------ -----------------
    VIT Money Market (02/02/2007)            2007          10.02         10.32        34,330
------------------------------------------ ---------- ------------ ------------ -----------------
    VIT Real Return (02/02/2007)             2007          10.03         10.96         9,343
------------------------------------------ ---------- ------------ ------------ -----------------
    VIT Total Return (02/02/2007)            2007           9.98         10.71         8,970
------------------------------------------ ---------- ------------ ------------ -----------------
PIONEER (VCT II)
------------------------------------------ ---------- ------------ ------------ -----------------
    Cullen Value (02/02/2007)                2007          10.21         10.47            49
------------------------------------------ ---------- ------------ ------------ -----------------
    Equity Income (02/02/2007)               2007          10.32          9.92        21,100
------------------------------------------ ---------- ------------ ------------ -----------------
    Pioneer (02/02/2007)                     2007          10.26         10.29            49
------------------------------------------ ---------- ------------ ------------ -----------------
    High Yield (02/02/2007)                  2007          10.15         10.36            49
------------------------------------------ ---------- ------------ ------------ -----------------
    Small Cap Value (02/02/2007)             2007          10.15          9.13           1,044
------------------------------------------ ---------- ------------ ------------ -----------------
    Strategic Income (02/02/2007)            2007          10.05         10.47             50
------------------------------------------ ---------- ------------ ------------ -----------------


BEACON ADVISOR Subaccount Values                  A-1

------------------------------------------ ---------- ------------ ------------ -----------------
                                                                     Value ($)    Number (#) of
                                                                    at End of     Accumulation
       Subaccount (inception date)                    Values ($)      Year      Units At End of
                                             Year         at        (December         Year
                                                       Inception       31)       (December 31)
------------------------------------------ ---------- ------------ ------------ -----------------


ROYCE (SERVICE CLASS)
------------------------------------------ ---------- ------------ ------------ -----------------
    Micro Cap (02/02/2007)                   2007          10.24         10.34           334
------------------------------------------ ---------- ------------ ------------ -----------------
RYDEX (VT)
------------------------------------------ ---------- ------------ ------------ -----------------
    Absolute      Return       Strategies    2008          24.65        -             -
      (01/28/2008)
------------------------------------------ ---------- ------------ ------------ -----------------
    CLS AdvisorOne Amerigo (01/28/2008)      2008          35.91        -             -
------------------------------------------ ---------- ------------ ------------ -----------------
    CLS AdvisorOne Berolina (01/28/2008)     2008          27.00        -             -
------------------------------------------ ---------- ------------ ------------ -----------------
    CLS AdvisorOne Clermont (01/28/2008)     2008          25.39        -             -
------------------------------------------ ---------- ------------ ------------ -----------------
    Commodities Strategy (01/28/2008)        2008          23.59        -             -
------------------------------------------ ---------- ------------ ------------ -----------------
    Essential Portfolio Conservative         2008          25.22        -             -
      (01/28/2008)
------------------------------------------ ---------- ------------ ------------ -----------------
    Essential Portfolio Moderate             2008          24.73        -             -
      (01/28/2008)
------------------------------------------ ---------- ------------ ------------ -----------------
    Essential Portfolio Aggressive           2008          23.35        -             -
      (01/28/2008)
------------------------------------------ ---------- ------------ ------------ -----------------
    Government Long Bond 1.2x Strategy       2008          12.69        -             -
      (01/28/2008)
------------------------------------------ ---------- ------------ ------------ -----------------
    Hedged Equity (01/28/2008)               2008          23.36        -             -
------------------------------------------ ---------- ------------ ------------ -----------------
    Inverse Government Long Bond Strategy    2008          18.98        -             -
       (01/28/2008)
------------------------------------------ ---------- ------------ ------------ -----------------
    Inverse  NASDAQ-100(R) Strategy          2008          19.53        -             -
      (01/28/2008)
------------------------------------------ ---------- ------------ ------------ -----------------
    Inverse Russell 2000(R) Strategy         2008          37.70        -             -
      (01/28/2008)
------------------------------------------ ---------- ------------ ------------ -----------------
    Inverse S&P 500(R) Strategy              2008          45.72        -             -
      (01/28/2008)
------------------------------------------ ---------- ------------ ------------ -----------------
    Multi-Cap Core Equity (01/28/2008)       2008          22.71        -             -
------------------------------------------ ---------- ------------ ------------ -----------------
    Nova (01/28/2008)                        2008           8.87        -             -
------------------------------------------ ---------- ------------ ------------ -----------------
    NASDAQ-100(R)                            2008          15.74        -             -
------------------------------------------ ---------- ------------ ------------ -----------------
    Russell 2000(R) 1.5x Strategy            2008          30.01        -             -
------------------------------------------ ---------- ------------ ------------ -----------------
    Sector Rotation                          2008          13.05        -             -
------------------------------------------ ---------- ------------ ------------ -----------------
    U.S. Government Money Market             2008           1.00        -             -
------------------------------------------ ---------- ------------ ------------ -----------------
T. ROWE PRICE
------------------------------------------ ---------- ------------ ------------ -----------------
    Blue Chip Growth II (02/02/2007)         2007          10.05         10.85            50
------------------------------------------ ---------- ------------ ------------ -----------------
    Equity Income II (02/02/2007)            2007          10.22         10.21            49
------------------------------------------ ---------- ------------ ------------ -----------------
    Health Sciences II (02/02/2007)          2007          10.26         11.45            73
------------------------------------------ ---------- ------------ ------------ -----------------
THIRD AVENUE
------------------------------------------ ---------- ------------ ------------ -----------------
    Value (02/02/2007)                       2007          10.26          9.42            73
------------------------------------------ ---------- ------------ ------------ -----------------
VAN KAMPEN / MORGAN STANLEY
------------------------------------------ ---------- ------------ ------------ -----------------
    UIF Core Plus Fixed Income II            2007           9.99         10.36           352
      (02/02/2007)
------------------------------------------ ---------- ------------ ------------ -----------------
    UIF Emerging  Markets Debt II            2007          10.05         10.55            50
      (02/02/2007)
------------------------------------------ ---------- ------------ ------------ -----------------
    UIF Mid Cap Growth II (02/02/2007)       2007          10.40         11.82            48
------------------------------------------ ---------- ------------ ------------ -----------------
    UIF Mid-Cap Value II (02/02/2007)        2007          10.13         10.52         2,107
------------------------------------------ ---------- ------------ ------------ -----------------
    VK  LIT Growth and Income II             2007          10.13         10.10            49
      (02/02/2007)
------------------------------------------ ---------- ------------ ------------ -----------------

BEACON ADVISOR Subaccount Values             A-2

APPENDIX B: TAX-QUALIFIED PLAN DISCLOSURES
--------------------------------------------------------------------------------

-------------------------------------- -----------------------------------------
DISCLOSURE SUMMARY                     For annuity policies issued as a:
                                       o       REGULAR IRA
OM FINANCIAL LIFE INSURANCE COMPANY    o       SEP IRA
                                       o       ROTH IRA
-------------------------------------- -----------------------------------------

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or other licensed tax expert to learn how the applicable tax laws apply to your situation. This Disclosure Summary is NOT intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publication 590: Individual Retirement Arrangements.

If you have any questions about your Contract, please contact us at the address and telephone number shown below.


YOUR RIGHT TO CANCEL

You may cancel your IRA within seven days after the date you receive this disclosure statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated written notice to cancel your Contract no later than the seventh day after issuance to us at:
                       OM Financial Life Insurance Company
                                 Service Center
                                 P.O. Box 725049
                           Atlanta, Georgia 31139-2049
                            Telephone 1-866-599-2760

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, you cannot cancel.

--------------------------------------------------------------------------------

PROVISIONS OF IRA LAW

This disclosure is applicable when our variable annuity Contract is used for a Regular IRA, Spousal IRA, Rollover IRA, or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity Contract is used for a Simplified Employee Pension (SEP)-IRA. A SEPARATE CONTRACT MUST BE PURCHASED FOR EACH INDIVIDUAL UNDER EACH ARRANGEMENT/PLAN. While Internal Revenue Code ("IRC") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.


REGULAR IRA

ELIGIBILITY
You are eligible to establish a Regular IRA if you are younger than age 70 1/2 and iF, at any time during the year, you are an employee or self-employed and receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income for any year before the year in which your spouse reaches age 70 1/2. To contribute to a spousal IRA, you and your spouse must file A joint tax return for the taxable year.

Additionally, regardless of your age, you may transfer funds from another IRA or certain qualified plans to a "Rollover IRA", which is described below.

ANNUAL CONTRIBUTION LIMITS
You may make annual contributions to a Regular IRA of up to the Annual Contribution Limit ($4,000 for 2005 through 2007, and $5,000 in 2008 and after), or 100% of your earned income or compensation, whichever is less. If you are age 50 or older, the Annual Contribution Limits are increased by $1,000 per year thereafter, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning in 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

OM Financial Qualified Plan Disclosure   B:1

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Regular IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA. The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The combined limit on contributions to both Regular and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Distributions from another IRA or certain other qualified plans may be "rolled over" into a Regular IRA and such rollover contributions are not limited by this annual maximum.

Contributions must be made by the due date, not including extensions, for filing your tax return. A CONTRIBUTION MADE BETWEEN JANUARY 1 AND THE FILING DUE DATE FOR YOUR RETURN MUST BE SUBMITTED WITH WRITTEN DIRECTION THAT IT IS BEING MADE FOR THE PRIOR TAX YEAR OR IT WILL BE TREATED AS MADE FOR THE CURRENT TAX YEAR.

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

DEDUCTIBILITY OF CONTRIBUTIONS
Contributions made for the tax year are fully deductible if neither you nor your spouse (if married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k), or 403(b) plans, SEP plans, and certain governmental plans for any part of such year.

If you are an active participant in an employer sponsored requirement plan you may make deductible contributions if your Adjusted Gross Income (AGI) is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phaseout range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phaseout range are not entitled to an IRA deduction. The phaseout limits are scheduled to increase as follows:

        MARRIED FILING JOINTLY      SINGLE/HEAD OF HOUSEHOLD
        ----------------------      ------------------------
YEAR                AGI                       AGI
----
2005        $70,000 - $  80,000         $50,000 - $60,000
2006        $75,000 - $  85,000         $50,000 - $60,000
2007+       $80,000 - $ 100,000         $50,000 - $60,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $150,000; if you are not an active participant but your spouse is, the maximum deductible contribution for you is phased out at AGIs between $150,000 and $160,000.

Even if you will not be able to deduct the full amount of your Regular IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Regular IRA contributions accumulate tax-free until you withdraw them.

EXCESS CONTRIBUTIONS
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Regular IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

    You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.

    If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

DISTRIBUTIONS FROM YOUR REGULAR IRA DURING YOUR LIFE
You may take distributions from your Regular IRA at any time. However, there is a 10% premature distribution tax on the amount includible in your gross income distributed prior to you attaining age 59 1/2, unless: (1) the distribution is maDE because of your death or permanent disability; (2) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed your life expectancy or the life expectancy of you and your designated beneficiary; (3) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (4) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (5) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (6) the distribution is made for qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; or (7) distributions to satisfy a levy issued by the IRS. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty.

OM Financial Qualified Plan Disclosure    B:2

When you reach age 70 1/2 you must elect to receive Required Minimum Distributions NO later than April 1 following the year in which you reach age 70 1/2 whether or not yOU have retired (Required Distribution Date). (Note: IRA owners working beyond age 70 1/2 are not permitted to delay distributions until after retirement.) You may satisfy the Required Minimum Distribution requirements by electing to receive either systematic payments or one lump sum of all the funds. If you elect systematic payments, there is a minimum amount which you must withdraw by the Required Distribution Date and by each December 31 thereafter. You should consult with your own tax or financial advisor with regard to the calculation of the amount of your minimum distribution each year to make sure this requirement is met.

DISTRIBUTIONS FROM YOUR REGULAR IRA AFTER YOUR DEATH
If you die before all the funds in your Regular IRA have been distributed, the remaining funds will be distributed to your designated beneficiary as required below and as selected by such beneficiary.

If you die before the Required Distribution Date, your designated beneficiary must withdraw the funds remaining as follows: 1) no later than December 31 of the calendar year in which the fifth anniversary of your death occurs; or 2) over the life or life expectancy of the named beneficiary and beginning on or before December 31 of the calendar year following the year of your death. However, if the named beneficiary is your spouse; payments must begin before December 31 of the calendar year in which you would have reached age 70 1/2. If you did not designate a proper beneficiary, the funDS remaining shall be distributed within five years after your death.

If you die after Required Minimum Distribution payments have begun, the remaining amount of your Regular IRA, your designated beneficiary must select to have the funds distributed over the longer of 1) the beneficiary's life expectancy or 2) your remaining life expectancy beginning no later than December 31 of the calendar year following the year of your death. If you do not designate a proper beneficiary, your interest is distributed over your remaining life expectancy.

Your surviving spouse, if the sole beneficiary, may elect to treat your Regular IRA as his or her own Regular IRA and delay taking any required minimum distributions until reaching his or her own age 70 1/2.

TAX CONSEQUENCES
Amounts paid to you or your beneficiary from your Regular IRA are taxable as ordinary income, except that you recover your nondeductible Regular IRA contributions tax-free ratably as they are paid out.

If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

TAX-FREE ROLLOVERS
Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Regular IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457 plan, into a Regular IRA. Such an event is called a Tax-Free Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Regular IRA contributions, but also are not tax deductible.

There are two ways to make a Tax-Free Rollover to your IRA:
(1) PARTICIPANT ROLLOVERS are accomplished by contributing part or all of the eligible distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. Participant Rollover amounts are subject to a mandatory 20% federal income tax withholding except Participant Rollovers from another Regular IRA. Regular IRA to Regular IRA Rollovers are limited to one per distributing plan per 12 month period. However, you may transfer Regular IRA assets to another Regular IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer. (2) DIRECT ROLLOVERS are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are NOT considered to be eligible for Rollover and include:
        a. distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;
        b. required minimum distributions made during or after the year you reach age 70 1/2;
        c.      any hardship distributions made under the terms of the plan; and
        d. amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.

Under certain circumstances, you may roll over all or a portion of your eligible distribution from your Regular IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 plan (no Regular IRA Rollovers to Simple IRAs are allowed). However, you may not roll after-tax contributions from your Regular IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

FOR RULES APPLICABLE TO ROLLOVERS OR TRANSFERS TO ROTH IRAS, SEE THE PARAGRAPHS ON ROTH IRA, NEXT PAGE.


SEP IRA

A SEP IRA Plan allows self-employed people and small business owners to establish SEP IRAs for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS form 5305-SEP); otherwise SEP IRAs follow the same rules as Regular IRAs.


OM Financial Qualified Plan Disclosure    B:3

ROTH IRA

ELIGIBILITY
You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, or alimony, and your (and your spouse's) AGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth
IRA), out of your compensation or earned income for any year. Unlike Regular IRAs, if eligible, you may contribute to a Roth IRA even after age 70 1/2.

LIMIT ON ANNUAL CONTRIBUTIONS
You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $4,000 for 2005 through 2007, and $5,000 thereafter. If you are age 50 or older, the Annual Contribution Limits are increased by $1,000 per year thereafter, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning in 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

If each spouse earns at least the Annual Contribution Limit, each may make the maximum contribution to his or her Roth IRA, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The Annual Contribution limit is the maximum that can be contributed to all IRAs (Roth and Regular) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Regular IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI. You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than $95,000. Your ability to contribute to your Roth IRA is phased out at $110,000. You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $150,000. Your ability to contribute to your Roth IRA is phased out at $160,000.
Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A CONTRIBUTION MADE BETWEEN JANUARY 1 AND THE FILING DUE DATE FOR YOUR RETURN, MUST BE SUBMITTED WITH WRITTEN DIRECTION THAT IT IS BEING MADE FOR THE PRIOR TAX YEAR OR IT WILL BE TREATED AS MADE FOR THE CURRENT TAX YEAR.

DEDUCTIBILITY OF CONTRIBUTIONS
Unlike a Regular IRA, contributions to your Roth IRA are not deductible.

EXCESS CONTRIBUTIONS
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:
o You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.
o If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

TAX ON WITHDRAWALS FROM YOUR ROTH IRA
You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if the following requirements are met: 1) the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59 1/2, due to your death oR disability, or for qualified first-time homebuyer expenses (up to an aggregate lifetime maximum of $10,000 from all types of IRAs).

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

REQUIRED PAYMENTS FROM YOUR ROTH IRA
Unlike a Regular IRA, while you are living, there are no distribution requirements for your Roth IRA.

After your death, if you have begun to receive distributions under an annuity option (not including an interest only option), the remaining Contract value will continue to be distributed to your designated beneficiary according to the terms of the elected options, provided that method satisfies IRC requirements.

If you die before your entire interest in the Contract is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule"). Your designated beneficiary may elect to receive distributions over a period not longer than his or her life expectancy, if the election is made and distributions begin on or before the end of the year following the year of your death. Otherwise, the entire benefit must be paid under the five-year payout rule.

If the sole designated beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own.

ROLLOVERS AND CONVERSIONS
You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Regular IRA to a Roth IRA. You can roll over distributions from a traditional IRA to a Roth IRA if your AGI is $100,000 or less and you convert such amounts within 60 days after distribution. Note that contributions to a Roth IRA are not deductible and income limits apply. There may be additional income tax consequences upon such a conversion. CONSULT YOUR TAX ADVISOR TO DETERMINE OTHER CONSIDERATIONS WHEN CONVERTING A TRADITIONAL IRA TO A ROTH IRA

OM Financial Qualified Plan Disclosure    B:4

Rollovers from a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 plan to a Roth IRA are not allowed.

RECHARACTERIZATION
You may correct an IRA contribution or conversion by recharacterizing your contribution or conversion. For example, you may have contributed to a Regular IRA (first IRA) and then decided to contribute to a Roth IRA (second IRA). You may accomplish a recharacterization by making a trustee-to-trustee transfer (including any net income attributable to the contribution) from the first IRA to the second IRA, on or before your tax return due date for reporting the contribution to the first IRA. Once the transfer is made, the election is irrevocable. Recharacterizing a contribution treats it as contributed to the second IRA on the same date as initially contributed to the first IRA. If you elect to recharacterize a contribution, you must report it on your Federal income tax return as made to the second IRA, instead of the first. CONSULT YOUR TAX ADVISER BEFORE RECHARACTERIZING A CONTRIBUTION.

GENERAL INFORMATION AND RESTRICTIONS FOR ALL IRAS

LUMP SUM DISTRIBUTION
If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions to a Regular IRA or to a Roth IRA, or "qualified distributions" from a Roth
IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans

NONTRANSFERABILITY
You may not transfer, assign, pledge or sell your IRA to anyone (except in the case of transfer incident to divorce).

NONFORFEITABILITY
The surrender value of your IRA belongs to you at all times, without risk of forfeiture.

LOANS AND PROHIBITED TRANSACTIONS
If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Regular IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and cause the entire IRA to be treated as distributed. The full value would be includable in your taxable income in the year of violation and, if applicable, be subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

FINANCIAL DISCLOSURE
Contributions to your IRA will be invested in a variable annuity Contract. The variable annuity Contract, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity Contract IRA cannot be guaranteed or projected. The income and expenses of your variable annuity Contract will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.


STATUS OF OUR IRA PLAN

We may, but are not obligated to, seek IRS approval of your Regular IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Regular IRA or Roth IRA.

OM Financial Qualified Plan Disclosure   B:5

                                   THANK YOU

for reviewing this Prospectus. You should also review the series fund prospectuses for the underlying portfolios of the Subaccounts you wish to select.

                              IF YOU HAVE QUESTIONS,
                      contact your sales representative, or
                              write or call us at:

                       OM Financial Life Insurance Company
                                 Service Center
                                    P.O. Box 725049
                           Atlanta, Georgia 31139-2049
                                       or
                             6425 Powers Ferry Road
                             Atlanta, Georgia 30339
                            Telephone: 1-866-599-2760
                               Fax: 1-770-690-1967
                                    omfn.com

                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Contract elections and changes. Many can be found in the "on-line services" section of our Web Site. Or, call us at our toll-free number and we will send you the form you need.

| |     STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

      A Statement of Additional Information and other information about us and the Contract with the same date as this prospectus contains more details concerning the disclosures in this prospectus.

      For a free copy, access it on the SEC's Web Site (WWW.SEC.GOV, select "Search for Company Filings", then "Variable Insurance Products", then type "Beacon Advisor"), or write or call us. Here is the Table of Contents for the Statement of Additional Information:

----------------------------------- ---------

                                     BEGIN
                                    ON PAGE
----------------------------------- ---------

General Information and History        1
Purchase of Securities Being
Offered
Underwriters
Calculation of Contract Values

----------------------------------- ---------

Other Information                      2
OM Financial Asset Allocation
Program

----------------------------------- ---------

Independent Administrator              4
Service Marks and Copyright
Financial Statements
----------------------------------- ---------


BEACON ADVISOR PROSPECTUS     LAST PAGE  SEC REGISTRATION #811-21952, 333-142420



(C) OM Financial Life Insurance Company

Statement of Additional Information: April 29, 2008 to accompany Contract Prospectus as of the same date.

                                                   SEC REGISTRATION # 333-142420


BEACON ADVISOR
Flexible Contribution
Deferred Variable Annuity Contract
                                             OM Financial Life Insurance Company
                                Old Mutual Financial Network Separate Account VA

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Contract prospectus and should be read in conjunction with the Contract prospectus. The Contract prospectus may be obtained from our Service Center by writing us at P.O. Box 725049, Atlanta, Georgia, 31139-2049, or by calling us at 1-866-599-2760. Defined terms used in the current prospectus for the Contract are incorporated in this Statement.

TABLE OF CONTENTS

                                        Page

General Information and History...........1
Purchase of Securities Being Offered
Underwriters
Calculation of Contract Values

Other Information.........................2
OM Financial Asset Allocation program

Independent Administrator.................  4
Service Marks and Copyright
Financial Statements


                         GENERAL INFORMATION AND HISTORY

Old Mutual Financial Network Separate Account VA is a separate investment account of OM Financial Life Insurance Company ("we, us, our, OM Financial"). OM Financial is a stock life insurance company organized under the insurance laws of the State of Maryland in 1959. Prior to January 1, 2007, OM Financial was known as Fidelity and Guaranty Life Insurance Company. The history, operations and authority of Fidelity and Guaranty Life Insurance Company were not affected by the name change. We issue life insurance and annuities throughout the United States (except New York). We are an indirect wholly-owned subsidiary of Old Mutual, plc ("Old Mutual"). "Old Mutual" and "Old Mutual Financial Network"
(OMFN) are marketing names for the U.S. life insurance and annuity operations of Old Mutual plc, including OM Financial Life Insurance Company (variable annuity products offered through Old Mutual Financial Network Securities, Inc.). Old Mutual Financial Network Separate Account VA was established by OM Financial on July 31, 2006.

All matters of state and federal law pertaining to the Contract have been reviewed by our internal legal staff.

                      PURCHASE OF SECURITIES BEING OFFERED

The Contract will be sold by licensed insurance agents in states where the Contract may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

                                  UNDERWRITERS

The Contract is offered continuously and is distributed by Old Mutual Financial Network Securities, Inc. ("OMFN Securities"), 1117 Perimeter Center West, Suite E212, Atlanta, Georgia. OMFN Securities is a wholly-owned subsidiary of ours. OMFN Securities sells the Contract directly to purchasers. The Contract is also offered to the public through registered representatives of various broker-dealers ("Distributors") that have entered into selling agreements with us and OMFN Securities to distribute the Contracts. We do not pay commissions upon sales of the Contract. Because we and OMFN Securities just began distribution of registered insurance products in 2007, we have not paid compensation to OMFN Securities for any period subject to disclosure.

                         CALCULATION OF CONTRACT VALUES

On the Contract Date, the Contract Value equals the initial contribution less any charge for applicable contribution taxes. On any Business Day thereafter, the Contract Value equals the sum of the values in the Separate Account Subaccounts and the General Account options. The Contract Value is expected to change from day to day, reflecting the expenses and investment experience of the selected Subaccounts and interest credited in the General Account options as well as the deductions for charges under the Contract. The calculation to determine the value of each Subaccount option is described below. Your Contract provides the contractual information regarding General Account options. The description below is designed to provide a description of General Account Fixed Interest Option Value as it may affect total Contract Value.

OM FINANCIAL BEACON ADVISOR VA    SAI: 1     STATEMENT OF ADDITIONAL INFORMATION

o       SUBACCOUNT VALUE
        The value of a Subaccount is:
        (a) the number of Subaccount Accumulation Units as of the end of the preceding Contract Month; plus
        (b) any Subaccount Accumulation Units purchased with net contribution since the end of the previous Contract Month; plus
        (c) any Subaccount Accumulation Units purchased with Contract value transferred from other investment options since the end of the previous Contract Month; minus
        (d) any Subaccount Accumulation Units redeemed due to transfers from the Subaccount since the end of the previous Contract Month and to pay associated transfer fees; minus
        (e) any Subaccount Accumulation Units redeemed due to partial withdrawals from the Subaccount since the end of the previous Contract Month and to pay associated withdrawal charges; minus
        (f) any Subaccount Accumulation Units redeemed to pay the Subaccount's share of the monthly Contract Fee on the Contract Monthly Anniversary; minus
        (g) any Subacount Accumulation Units redeemed to pay the Subaccount's share of any optional features; and this result multiplied times
        (h)     the Subaccount's current Accumulation Unit value.

                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contract described in this Statement of Additional Information. Not all information set forth in the registration statement is addressed in the Contract prospectus or this Statement. Information in the prospectus and this Statement are intended to be summaries. For a complete description of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC's Web site at WWW.SEC.GOV, select "Company Filings," then "Variable Insurance Product," and type in "Beacon Advisor" or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 1-800-SEC-0330 for details and public hours.)


                      OM FINANCIAL ASSET ALLOCATION PROGRAM
                                 offered through
                       OLD MUTUAL CAPITAL, INC. ("OMCAP")

THE SERVICE
As part of the "OM Financial Asset Allocation" program, OMCAP, our affiliate, based upon the recommendations of Standard & Poor's Investment Advisory Services, LLC ("SPIAS"), offers five asset allocation models (the "Models"), each representing different profiles of potential investment risk, which are available exclusively in connection with the Contracts and other contracts that OM Financial may offer. The Models only include Separate Account investment options. As a service to OMCAP, SPIAS evaluates and updates the Models annually. In the future, OMCAP may change the firm it uses to develop, evaluate and update the Models, or may use no independent firm at all.

SPIAS is a registered investment adviser and a wholly-owned subsidiary of The McGraw-Hill Companies, Inc. SPIAS is not affiliated with us or our affiliates. SPIAS does not provide advice to our underlying clients. SPIAS does not act as "fiduciary" or as an "investment manager", as defined under ERISA, to any investor. SPIAS is not responsible for client suitability.

This product is not endorsed, sold or promoted by SPIAS and its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in the product. With respect to the Models recommended by SPIAS, investors should realize that such information is provided only as a general guideline. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments. There is no agreement or understanding whatsoever that SPIAS will provide individualized advice to any investor. SPIAS does not take into account any information about any investor or any investor's assets when creating or providing recommendations to its clients or maintaining any model. Individual investors should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. SPIAS may include in a model portfolio or substitution list, otherwise present as an investment option and/or recommend for investment certain funds to which Standard & Poor's or an affiliate licenses certain intellectual property or otherwise has a financial interest, including exchange-traded funds whose investment objective is to substantially replicate the returns of a proprietary Standard & Poor's index, such as the S&P 500. SPIAS includes these funds in models, otherwise presents them as an investment option and/or recommends them for investment based on asset allocation, sector representation, liquidity and other factors; however, SPIAS has a potential conflict of interest with respect to the inclusion of these funds. In cases where Standard & Poor's or an affiliate is paid fees that are tied to the amount of assets that are invested in the fund or the volume of trading activity in the fund, investment in the fund will generally result in Standard & Poor's or an affiliate earning compensation in addition to the fees received by SPIAS in connection with its provision of services. In certain cases there may be alternative funds that are available for investment that will provide investors substantially similar exposure to the asset class or sector.

OM FINANCIAL BEACON ADVISOR VA    SAI: 2     STATEMENT OF ADDITIONAL INFORMATION

Analytic services and products provided by Standard & Poor's are the result of separate activities designed to preserve the independence and objectivity of each analytic process. Standard & Poor's has established policies and procedures to maintain the confidentiality of non-public information received during each analytic process.

If you choose to utilize the OM Financial Asset Allocation program, OMCAP will serve as your investment adviser for the service solely for purposes of offering the program Models and periodic updates of the Models, based upon the recommendations of SPIAS, and for providing instructions to us with respect to allocation of your initial contribution and Contract Value to a Model.

If you choose to utilize the OM Financial Asset Allocation program, OMCAP instructs us to allocate your initial contribution (in the case of a new application) or accumulated value, as applicable, to the investment options according to the Model you select, to similarly allocate subsequent contribution, and to periodically automatically reallocate your accumulated value or contribution payments. Your Contract value will be rebalanced quarterly consistent with your selected Model.

THE OM FINANCIAL ASSET ALLOCATION MODELS
Development of the OM Financial Asset Allocation Models is a two-step process. First, an optimization analysis is performed to identify preliminary asset classes and their weightings. Final asset classes and weightings are selected based upon market and economic factors and the experience of portfolio analysts. Next, a determination is made of how available investment options meeting certain criteria can be used to implement the asset class level allocations. The investment options are selected by evaluating the asset classes represented by the underlying portfolios and combining investment options to arrive at the desired asset class exposure. Investment options are selected in a way intended to optimize potential returns for each model, given a targeted unit of risk. This process could, in some cases, result in the inclusion of an investment option in a Model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

ANNUAL UPDATES OF THE MODELS AND NOTICES OF UPDATES
Each Model is evaluated annually to assess whether the combination of investment options within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result, each Model may change, and the investment options used within a Model may change.

When your selected Model is updated, OMCAP instructs us to reallocate your accumulated value and any subsequent contribution payments in accordance with any changes to the Model you have selected after you have received written notice of the changes. This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will change and your accumulated value and any subsequent contribution payments will be reallocated among the investment options in your updated Model (independently of the automatic quarterly rebalancing). OMCAP requires that you give them investment authority to periodically instruct us to reallocate your accumulated value and any subsequent contribution payments in accordance with the updated version of the Model you have selected, if you wish to participate in the OM Financial Asset Allocation program.

When SPIAS updates the Models for OMCAP, we will send you written notice of the updated Models at least 30 days in advance of the date the updated Models are to be effective. If you wish to accept the changes in your selected Model, you will not need to take any action, as your Contract value and any subsequent contribution will be reallocated pursuant to the updated Model. If you do not wish to accept the changes to your selected Model, you can change to a different Model by submitting new allocation instructions on a form we accept, or withdraw from the OM Financial Asset Allocation program by sending us your signed notice. We will inform OMCAP of your decision.

RISKS
Although the OM Financial Asset Allocation Models are designed to seek to optimize returns given the various levels of risk, there is no assurance that an underlying Model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in an OM Financial Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

Periodic updating of the Models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the underlying portfolios and the Models.

OM FINANCIAL BEACON ADVISOR VA    SAI: 3     STATEMENT OF ADDITIONAL INFORMATION

The Old Mutual VA Asset Allocation Subaccounts differ from the OM Financial Asset Allocation program, as described in the prospectus. OMCAP, as the advisor to the Old Mutual VA Asset Allocation portfolios available under the Contract, may be subject to competing interests that have the potential to influence its decision making with regard to the Models. In addition, OMFN Securities, an affiliate of us and OMCAP, is compensated as the principal underwriter for the Contracts, and may also receive compensation from other sources which could result in competing interests that have the potential to influence OMCAP's decision making with regard to the Models. The Old Mutual Financial Asset Allocation Models are developed for OMCAP by Standard and Poor's Investment Advisor Services, LLC ("SPIAS"), a registered investment advisor. Neither OMCAP nor we dictate to SPIAS the number of portfolios in a Model, the percent that any portfolio represents in a Model, or which portfolios may be recommended (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). OMCAP and we believe consideration of recommendations of SPIAS to develop and update the Models reduces or eliminates the potential for OMCAP and us to be influenced by these competing interests, but there can be no assurance of this.

OMCAP and we are under no obligation to continue the OM Financial Asset Allocation program, or any asset allocation program, and have the right to terminate or change such services at any time.

                            INDEPENDENT ADMINISTRATOR

We have contracted with McCamish Systems ("McCamish") to provide administrative services on our behalf and in our name for the Contract. From its Atlanta, Georgia operations center, McCamish provides services to our Contract owners including new business processing and Contract issue, call center for Contract administrative issues, Contract maintenance, claims processing, and payment dispersal. McCamish administers life and annuity policies for multiple insurers, including other variable annuity contracts, and also licenses their administration system to yet other insurers for administering their life and annuity business. As a service provider to the Separate Account, McCamish is subject to monitoring under the Separate Account's compliance program required by the 1940 Act. McCamish is independent of us and our affiliates, but we have an established relationship with McCamish through business McCamish administers for another company affiliated with us. McCamish's principal office address is the Service Office address 6425 Powers Ferry Road, Atlanta, Georgia, 30339. You may contact us in writing with questions about McCamish's services at OM Financial Life Insurance Company, attn: Manager, Variable Product Administration, 1117 Perimeter Center West, Suite E212, Atlanta, Georgia 30338.

                           SERVICE MARKS AND COPYRIGHT

"Old Mutual Financial Network," "Old Mutual," "OM Financial Life Insurance Company" "Beacon Advisor," and the three-anchor symbol are registered service marks. The Contract and Contract prospectus are copyrighted by OM Financial Life Insurance Company.

"Standard & Poor's" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by Old Mutual Financial Network.

                              FINANCIAL STATEMENTS
The statutory statements of admitted assets, liabilities, and capital and surplus of OM Financial Life Insurance Company as of December 31, 2007 and 2006, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2007, and the statement of assets and liabilities of the Old Mutual Financial Network Separate Account VA of OM Financial Life Insurance Company (comprised of the sub-accounts listed in note 1, but not including those sub-accounts offered through the Beacon Advisor) as of December 31, 2007, and the related statements of operations and changes in net assets, and the financial highlights for the period then ended, included in the Statement of Additional Information, have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The KPMG LLP audit report dated April 15, 2008, includes explanatory language that states that OM Financial Life Insurance Company prepared the statutory financial statements using accounting principles prescribed or permitted by the Maryland Insurance Administration, which practices differ from U.S. generally accepted accounting principles. Accordingly, the KPMG LLP report states that the statutory financial statements are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that those financial statements are presented fairly, in all material respects, in conformity with statutory accounting principles. The principal business address of KPMG LLP is 111 South Calvert Street, Baltimore, Maryland 21202.

The financial statements of OM Financial Life Insurance Company follow this page of this Statement of Additional Information, and bear only on the ability to meet its obligations under the Contract, and should not be considered as bearing on the investment performance of the assets held in the Separate Account. The audited financial statements of Old Mutual Financial Network VA Separate Account are also included herein.

OM FINANCIAL BEACON ADVISOR VA    SAI: 4     STATEMENT OF ADDITIONAL INFORMATION

OM FINANCIAL LIFE INSURANCE COMPANY

INDEX TO STATUTORY FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                                                                            PAGE

Report of Independent Registered Public Accounting Firm                      1

Statutory Financial Statements:

        Statutory Statements of Admitted Assets, Liabilities, and
           Capital and Surplus                                               2
        Statutory Statements of Operations                                   4
        Statutory Statements of Changes in Capital and Surplus               5
        Statutory Statements of Cash Flow                                    6
        Notes to Statutory Financial Statements                              7

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors
OM Financial Life Insurance Company:

We have audited the accompanying statutory statements of admitted assets, liabilities, and capital and surplus of OM Financial Life Insurance Company (the Company) as of December 31, 2007 and 2006, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Maryland Insurance Administration, which practices differ from U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2007 and 2006, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2007.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2007 and 2006, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2007, on the basis of accounting described in Note 1.



/s/  KPMG LLP

Baltimore, Maryland

April 15, 2008

OM FINANCIAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF ADMITTED ASSETS,
LIABILITIES, AND CAPITAL AND SURPLUS

as of December 31
(dollars in thousands)                                      2007          2006
--------------------------------------------------------------------------------

ADMITTED ASSETS
Bonds                                                   $14,808,948  $14,951,085
Preferred stocks                                          1,333,887    1,357,078
Common stocks                                                44,737       45,593
Investments in subsidiaries                                  40,468       35,562
Mortgage loans on real estate                                 1,297       23,835
Cash and short-term investments                             717,836    1,788,361
Policy loans                                                 81,586       80,639
Surplus debentures                                          107,755      108,782
Investment in limited partnerships                           22,941       26,121
Receivable for securities                                    21,230       22,552
Derivative instruments                                       20,998        2,175
                                                        -----------  -----------
     Total cash and invested assets                      17,201,683   18,441,783

Investment income due and accrued                           195,204      210,108
Deferred and uncollected premiums, net of loading
   (2007, $60,997,  2006, $67,230)                           70,424       65,386
Amounts due from reinsurers                                  81,157       61,537
Funds held by or deposited with reinsured companies          59,409       55,529
Federal income tax recoverable and interest thereon
   (including net deferred tax asset
    of $51,469 in 2007; $50,149 in 2006)                     66,820       66,766
Receivable from parent, subsidiaries, and affiliates          8,890       23,000
Other assets                                                 11,608        5,688
                                                        -----------  -----------

     TOTAL ADMITTED ASSETS EXCLUDING SEPARATE ACCOUNTS   17,695,195   18,929,797
Separate accounts                                           507,099      534,045
                                                        -----------  -----------

     TOTAL ADMITTED ASSETS                              $18,202,294  $19,463,842
                                                        ===========  ===========


See Notes to Statutory Financial Statements.

OM FINANCIAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF ADMITTED ASSETS,
LIABILITIES, AND CAPITAL AND SURPLUS (CONTINUED)

as of December 31
(dollars in thousands, except for share data)             2007           2006
--------------------------------------------------------------------------------

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES
Aggregate reserves-life, annuity and
  accident and health                                 $15,528,247   $16,391,936
Liability for deposit-type contracts                      945,856       893,322
Policy and contract claims                                 38,123        28,137
Other policyholders' funds                                    321           415
Amounts payable on reinsurance                             13,595        22,142
Interest maintenance reserve (IMR)                         92,866       162,027
General expenses due or accrued                            11,799        16,496
Transfers to separate accounts due or accrued (net)        (9,966)      (42,002)
Taxes, licenses and fees due or accrued,
  excluding federal income taxes                            6,719         8,188
Remittances and items not allocated                        56,832        83,390
Asset valuation reserve                                    96,098        87,100
Liability for unauthorized reinsurance                          -        24,924
Payable to parent, subsidiaries and affiliates             16,223        12,817
Payable for securities                                    116,233       542,775
Accrued expenses and other liabilities                    148,333       118,833
                                                      -----------  ------------
     TOTAL LIABILITIES EXCLUDING SEPARATE ACCOUNTS     17,061,279    18,350,500
Separate accounts                                         438,302       465,292
                                                      -----------  ------------
     TOTAL LIABILITIES                                 17,499,581    18,815,792
                                                      -----------  ------------
CAPITAL AND SURPLUS
Common stock, par value $100 (50,000 shares authorized;
     30,000 shares issued and outstanding)                  3,000         3,000
Paid-in and contributed surplus                         1,091,414     1,090,414
Segregated surplus                                        172,657        60,889
Unassigned deficit                                       (564,358)     (506,253)
                                                      -----------  ------------

     TOTAL CAPITAL AND SURPLUS                            702,713       648,050
                                                      -----------  ------------

     TOTAL LIABILITIES AND CAPITAL AND SURPLUS        $18,202,294  $ 19,463,842
                                                      ===========  ============


See Notes to Statutory Financial Statements.

OM FINANCIAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF OPERATIONS

for the years ended December 31
(dollars in thousands)                                                   2007          2006           2005
-------------------------------------------------------------------  ------------  ------------  -------------
REVENUES
Premium and annuity considerations                                    $2,288,333    $2,484,718     $2,452,249
Consideration for supplementary contracts                                  4,505         6,204          4,664
Net investment income                                                  1,015,844       945,904        824,955
Amortization of IMR                                                      (76,421)      281,742         77,816
Separate Accounts net gain (loss) from operations
  excluding unrealized gains or losses                                        45         3,522         (1,913)
Commissions and expense allowances on reinsurance ceded                  134,961       152,037        137,422
Reserve adjustments on reinsurance ceded                                 282,207             -        521,108
Reserves received on reinsurance assumed                                       -       267,253              -
Other miscellaneous income                                                 9,680         9,298          6,193
                                                                     ------------  ------------  -------------
     Total revenues                                                    3,659,154     4,150,678      4,022,494
                                                                     ------------  ------------  -------------

POLICY BENEFITS AND EXPENSES
Benefits:
     Death                                                               102,962        78,376         82,766
     Annuity                                                             592,760       510,452        362,036
     Surrender benefits and other fund withdrawals                     3,157,928     1,330,995        631,324
     Payments on supplementary contracts with life contingencies
       and other benefits                                                 10,529         9,624          7,257
                                                                     ------------  ------------  -------------
     Total benefits                                                    3,864,179     1,929,447      1,083,383
Increase (decrease) in aggregate reserves-life,
  annuity and accident and health                                       (858,383)    1,601,166      2,341,770
Interest and adjustments on contract or deposit-type contract funds       35,584        59,436         37,525
Commissions (direct and reinsurance assumed)                             460,999       505,398        541,168
General insurance expenses                                               131,307       139,029        126,416
Taxes, licenses, and fees                                                 17,848        18,784         17,510
Change in loading on deferred and uncollected premiums                    (6,233)       (4,378)        18,954
Reserve adjustments on reinsurance ceded                                  48,245        43,340              -
Reserve adjustment on bulk assumption reinsurance agreement                    -        11,423              -
Net transfers to (from) Separate Accounts                                  3,656             -              -
Other expense                                                              2,696         4,806            710
                                                                     ------------  ------------  -------------
     Total policy benefits and expenses                                3,699,898     4,308,451      4,167,436
                                                                     ------------  ------------  -------------
Loss from operations before dividends to policyholders
     and federal income tax                                              (40,744)     (157,773)      (144,942)
Dividends to policyholders                                                   257           272            210
                                                                     ------------  ------------  -------------
Loss from operations before federal income tax                           (41,001)     (158,045)      (145,152)
Federal income tax expense (benefit)                                         360           170         (9,440)
                                                                     ------------  ------------  -------------
LOSS FROM OPERATIONS                                                     (41,361)     (158,215)      (135,712)

Net realized capital (loss) gain, net of applicable taxes
     (2007, $0 ; 2006, $0; 2005, $0 and excluding net transfers
     to IMR 2007, $(159,899); 2006, $210,189; 2005, $28,924 )               (453)       (7,627)         1,138
                                                                     ------------  ------------  -------------

NET LOSS                                                              $  (41,814)   $ (165,842)    $ (134,574)
                                                                     ============  ============  =============

See Notes to Statutory Financial Statements.

OM FINANCIAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

                                                                                      PAID-IN AND
for the years ended December 31                              NUMBER     COMMON    CONTRIBUTED   SEGREGATED   UNASSIGNED
(dollars in thousands, except for share data)              OF SHARES    STOCK       SURPLUS       SURPLUS     (DEFICIT)     TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2004                                30,000    $ 3,000    $  790,514    $   3,008    $ (112,254)   $ 684,268

Net loss                                                         -          -             -            -      (134,574)    (134,574)
Change in net unrealized capital gains (losses)                  -          -             -            -       (47,889)     (47,889)
Change in net deferred income tax                                -          -             -            -        64,043       64,043
Change in nonadmitted assets and related items                   -          -             -            -       (76,999)     (76,999)
Change in asset valuation reserve                                -          -             -            -       (16,936)     (16,936)
Cumulative effect of change in accounting principles             -          -             -            -         2,665        2,665
Capital contribution                                             -          -       161,400            -             -      161,400
Amortization of segregated surplus for ceding commission
   on reinsurance transactions                                   -          -             -         (242)            -         (242)
Segregated surplus for ceding commission on modified
   coinsurance transaction                                       -          -             -            -        34,474       34,474
Release of voluntary investment reserve                          -          -             -            -         2,500        2,500
Change in liability for reinsurance in unauthorized
  companies                                                      -          -             -            -        20,719       20,719
Miscellaneous                                                    -          -             -            -           122          122
                                                           --------  ---------  ------------  -----------  ------------  -----------
BALANCE AT DECEMBER 31, 2005                                30,000      3,000       951,914        2,766      (264,129)     693,551

Net loss                                                         -          -             -            -      (165,842)    (165,842)
Change in net unrealized capital gains (losses)                  -          -             -            -        15,563       15,563
Change in net deferred income tax                                -          -             -            -       109,010      109,010
Change in nonadmitted assets and related items                   -          -             -            -       (91,731)     (91,731)
Change in asset valuation reserve                                -          -             -            -       (18,348)     (18,348)
Change in reserve due to change in valuation basis               -          -             -            -        (2,086)      (2,086)
Capital contribution                                             -          -       138,500            -             -      138,500
Reclassification of unamortized deferred ceding commission       -          -             -       63,866       (63,866)           -
Amortization of segregated surplus for ceding commission
   on reinsurance transactions                                   -          -             -       (5,743)            -       (5,743)
Change in liability for reinsurance in unauthorized
   companies                                                     -          -             -            -       (24,924)     (24,924)
Miscellaneous                                                    -          -             -            -           100          100
                                                           --------  ---------  ------------  -----------  ------------  -----------
BALANCE AT DECEMBER 31, 2006                                30,000      3,000     1,090,414       60,889      (506,253)     648,050

Net loss                                                         -          -             -            -       (41,814)     (41,814)
Change in net unrealized capital gains (losses)                  -          -             -            -        (8,922)      (8,922)
Change in net deferred income tax                                -          -             -            -       (12,496)     (12,496)
Change in nonadmitted assets and related items                   -          -             -            -        23,895       23,895
Change in asset valuation reserve                                -          -             -            -        (8,998)      (8,998)
Change in reserve due to change in valuation basis               -          -             -            -         5,306        5,306
Capital contribution                                             -          -         1,000            -             -        1,000
Segregated surplus for ceding commission
    on coinsurance transactions                                  -          -             -      118,076             -      118,076
Amortization of segregated surplus for ceding commission
   on reinsurance transactions                                   -          -             -       (6,308)            -       (6,308)
Change in liability for reinsurance in unauthorized
   companies                                                     -          -             -            -        24,924       24,924
Dividends paid to parent                                                                                       (40,000)     (40,000)
                                                           --------  ---------  ------------  -----------  ------------  -----------
BALANCE AT DECEMBER 31, 2007                                30,000    $ 3,000   $ 1,091,414    $ 172,657    $ (564,358)   $ 702,713
                                                           ========  =========  ============  ===========  ============  ===========

See Notes to Statutory Financial Statements.

OM FINANCIAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOW

for the years ended December 31
(dollars in thousands)                                                     2007          2006          2005
---------------------------------------------------------------------------------------------------------------
CASH FROM OPERATIONS
    Premiums collected net of reinsurance                              $ 2,293,951   $ 2,488,812   $ 2,453,495
    Net investment income                                                1,064,113     1,014,159       873,092
    Miscellaneous income                                                   378,603       379,595       663,923
                                                                       ------------  ------------  ------------
       Cash provided from revenues                                       3,736,667     3,882,566     3,990,510
                                                                       ------------  ------------  ------------

    Benefit and loss related payments                                    3,799,370     1,933,430     1,090,638
    Commissions, expenses paid and aggregate write-in for deductions       639,959       642,892       679,492
    Net Transfers to Separate Accounts                                      13,621             -             -
    Dividends paid to policyholders                                            269           282           326
    Federal income taxes (recovered) paid                                     (906)       (3,107)       12,822
                                                                       ------------  ------------  ------------
       Cash applied to general and other expenses                        4,452,313     2,573,497     1,783,278
                                                                       ------------  ------------  ------------
         NET CASH (USED) PROVIDED BY OPERATIONS                           (715,646)    1,309,069     2,207,232
                                                                       ------------  ------------  ------------
CASH FROM INVESTMENTS
    Proceeds from investments sold, matured or repaid:
       Bonds                                                             7,610,501     7,899,927     7,479,501
       Stocks                                                              417,787       468,083        16,404
       Mortgage loans                                                       22,539         9,421           710
       Other invested assets                                                 1,377        61,255         1,541
       Miscellaneous proceeds                                               32,058       465,811       307,525
                                                                        ------------  ------------  ------------
         Total investment proceeds                                       8,084,262     8,904,497     7,805,681
                                                                       ------------  ------------  ------------
    Cost of investments acquired:
       Bonds                                                             7,598,448     8,781,007     9,464,331
       Stocks                                                              365,714       422,635       287,961
       Other invested assets                                                 1,032         3,852       168,872
       Miscellaneous applications                                          571,985        69,314       101,713
                                                                       ------------  ------------  ------------
         Total investments acquired                                      8,537,179     9,276,808    10,022,877
                                                                       ------------  ------------  ------------
    Net increase (decrease) in policy loans                                  2,029          (805)       (1,758)
                                                                       ------------  ------------  ------------
         NET CASH USED BY INVESTMENTS                                     (454,946)     (371,506)   (2,215,438)
                                                                       ------------  ------------  ------------

CASH FROM FINANCING AND MISCELLANEOUS SOURCES
    Cash provided:
       Paid-in contributions                                                 1,000       115,500       161,400
       Net (withdrawals) deposits on deposit-type contracts and
         other insurance liabilities                                       (36,522)       21,886       133,004
       Dividends to parent                                                 (40,000)            -             -
       Other cash provided (applied)                                       175,589       122,458       (93,665)
                                                                       ------------  ------------  ------------
         NET CASH PROVIDED BY FINANCING AND MISCELLANEOUS SOURCES          100,067       259,844       200,739
                                                                       ------------  ------------  ------------

NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS                           (1,070,525)    1,197,407       192,533
CASH AND SHORT-TERM INVESTMENTS AT BEGINNING OF YEAR                     1,788,361       590,954       398,421
                                                                       ------------  ------------  ------------
CASH AND SHORT-TERM INVESTMENTS AT END OF YEAR                         $   717,836   $ 1,788,361   $   590,954
                                                                       ============  ============  ============

See Notes to Statutory Financial Statements.

OM FINANCIAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2007, 2006 and 2005
(dollars in thousands)
--------------------------------------------------------------------------------

NOTE 1:  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements include the accounts of OM Financial Life Insurance Company (f/k/a Fidelity and Guaranty Life Insurance Company). Effective January 1, 2007, the Company changed its name to OM Financial Life Insurance Company (the "Company" or "OMFLIC"). Effective September 30, 2007, the Company and Americom Life & Annuity Company ("Americom") merged into a single corporation with the Company the sole surviving corporation (the "Merger Transaction"). See Note 2 for a description of the Merger Transaction. The Company is a direct, wholly-owned subsidiary of Old Mutual U.S. Life Holdings, Inc. ("OMUSLH"), a Delaware corporation. OMUSLH is in turn an indirect, wholly owned subsidiary of Old Mutual plc of London, England ("OM"). Prior to June 30, 2006, all outstanding shares of the Company were owned by Omnia Life Insurance Company ("Omnia"), a Texas domiciled life insurance company and wholly owned subsidiary of OMUSLH. On June 30, 2006, Omnia declared an extraordinary dividend of all the outstanding shares of the Company to OMUSLH. Omnia was dissolved effective December 30, 2006.

The Company's primary business is the sale of individual life insurance products and annuities through independent agents, managing general agents, specialty brokerage firms and in selected institutional markets. Its principal products are deferred annuities (including fixed indexed annuities), immediate annuities and life insurance products. Premium revenues generated from fixed indexed annuities represent approximately 84%, 83% and 75% of total premium revenues in 2007, 2006 and 2005, respectively, significantly higher than the remaining products. The Company is licensed in forty-nine states and the District of Columbia and markets products in New York through its wholly owned subsidiary, OM Financial Life Insurance Company of New York (f/k/a Fidelity and Guaranty Life Insurance Company of New York) ("OMFLNY"), which is domiciled in New York.

(a) Basis of presentation

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Since the State of Maryland does not specifically prescribe by law or regulation reserving methodology for universal life policies or group annuities, the Company follows National Association of Insurance Commissioners ("NAIC") reserving practices. These practices are as follows:

Universal Life: For older generation universal life policies the full account value is held as a reserve. For newer generation universal life policies, reserves are held based on a calculation according to the NAIC UL Model Regulation. The reserves calculated according to the NAIC UL Model Regulation equal the account value at the end of the surrender charge period which varies from 8 to 15 years.

Group Annuities: Many of the group annuities are used to fund qualified pension and/or profit sharing plans; for these annuities, the funds are not allocated to individual participants. The full account value is held as the reserve for these annuities. For the group annuities where the funds and/or benefits are allocated to the individual certificate holder, reserves are calculated according to the laws prescribed for individual annuities.

OM FINANCIAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2007, 2006 and 2005
(dollars in thousands)
--------------------------------------------------------------------------------

NOTE 1: BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

These financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Maryland Insurance Administration ("MIA"). There are no material differences between these financial statements and the statutory accounting practices of the NAIC. These practices vary in certain respects from U.S. generally accepted accounting principles (GAAP) and the variances are presumed to be material. The more significant variances from GAAP are as follows:

o In the statutory statements of admitted assets, liabilities, and capital and surplus, fair values of certain investments in bonds, unaffiliated preferred and common stocks are based on values specified by the NAIC, rather than on actual or estimated fair values. For GAAP, such investments are designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of accumulated other comprehensive income in common shareholders' equity net of certain adjustments for those designated as available-for-sale.
o The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.
o Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as is required under GAAP.
o Deferred federal income tax assets, net of deferred tax liabilities, arising from the differences between the financial statement and the tax bases of assets and liabilities are computed at the Company's current enacted tax rate. The net assets are limited based on admissibility tests in accordance with Statement of Statutory Accounting Principles ("SSAP") No. 10 "Income Taxes" and are recorded directly in unassigned deficit. Deferred income tax expense is recorded in operations under GAAP.
o Certain assets are designated as "nonadmitted" under statutory accounting practices. These assets include certain agents' debit balances, capitalized software, prepaid expenses and deferred tax assets. Nonadmitted assets are excluded from the statutory-basis balance sheet and are charged directly to unassigned deficit.
o The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

OM FINANCIAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2007, 2006 and 2005
(dollars in thousands)
--------------------------------------------------------------------------------

NOTE 1: BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

o Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed maturity investments, principally bonds, preferred stocks, surplus debentures and mortgage loans, attributable to changes in the general level of interest rates. The Company amortizes those deferrals over the remaining period to expected maturity based on groupings of individual securities sold. The groupings are done in five-year bands. That net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying statutory statements of admitted assets, liabilities, and capital and surplus. A negative IMR is reported as a nonadmitted asset. Realized gains and losses are reported in income net of tax and net of transfers to the IMR. Capital gain taxes are capitalized into IMR based on a methodology wherein tax operating losses are offset against tax capital gains prior to calculating capital gain taxes. This method follows an actual tax return methodology approach and is applied on a standalone company level. Under GAAP, realized gains and losses are reported in the income statement on a pre-tax basis in the period that the asset giving rise to the gain or loss is sold or when there has been a decline in value deemed other than temporary. The asset valuation reserve ("AVR") is computed in accordance with an NAIC prescribed formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate, and other invested assets. The asset valuation reserve is reported as a liability. Under GAAP, an asset valuation reserve is not established.
o Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as is required under GAAP.
o Revenues for universal life insurance and investment products, except those that do not incorporate mortality or morbidity risk, consist of the entire premium received and benefits represent the death and surrender benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.
o A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized by the MIA to assume such business. Changes to those amounts are credited or charged to unassigned deficit. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.
o Cash and short-term investments in the statement of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.
o Unrealized gains/losses on derivative instruments not qualifying for hedge accounting are recorded as a surplus adjustment. Under GAAP, such unrealized gains/losses are reflected in the results of operations.

OM FINANCIAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2007, 2006 and 2005
(dollars in thousands)
--------------------------------------------------------------------------------

NOTE 1: BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(b)  Investments

STATEMENT VALUES:
Investments are reported according to valuation procedures prescribed by the NAIC. Bonds are carried principally at amortized cost using the interest method, except for those written down to estimated fair value because of evidence of the issuer's inability to meet contractual obligations in full. Anticipated prepayments for loan-backed bonds and structured securities are considered when determining the accretion of discount or amortization of premium for these securities. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method with the exception of interest only securities where the yield has become negative. These securities are accounted for using the prospective method. The Company has elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Prepayment assumptions are obtained from dealer survey values and are consistent with the current interest rate and economic environment. Common stocks of unaffiliated companies are reported at year-end fair value as determined by the NAIC Securities Valuation Office ("SVO"). Preferred stocks are reported at amortized cost.

The Company's insurance subsidiary is reported based upon the audited equity in the underlying statutory net assets, and the Company's noninsurance subsidiaries are reported based upon the audited GAAP equity in the net assets adjusted to a statutory basis. Short-term investments are carried at cost, which approximates fair value and include investments with maturities of less than one year at the date of acquisition. Mortgage loans and policy loans are reported at unpaid principal balances. There were no allowances for loan losses as of December 31, 2007 and 2006.

Surplus debentures are carried principally at amortized cost using the interest method, except for those with an NAIC rating less than 1. Surplus debentures with an NAIC rating less than 1 are valued (1) at outstanding face value when the notes were issued by a reporting entity whose capital and surplus is greater than or equal to the greater of 5% of its admitted assets or $6,000 or (2) by applying a "statement factor" to the outstanding face amount of the surplus notes when the notes were issued by a reporting entity when capital and surplus is less than or equal to the greater of 5% of its admitted assets or $6,000.

The Company deems a security to be other-than-temporarily impaired if the security was ever rated an NAIC 6, is in default of principal and/or interest, has traded at a price substantially less than its book value for more than one year or otherwise was deemed to be other than temporarily impaired. Additionally, interest only securities are deemed impaired if the yield on the securities becomes negative. Further, for securities with interest related impairments expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of the securities to recover prior to the expected date of sale. All securities are reviewed monthly by the Company's investment managers and the Investment Committee to see if any securities are other-than-temporarily impaired.

The statement value of the mortgage loans, limited partnerships and joint venture investments are periodically evaluated and adjusted for any perceived impairment in value that is determined to be other than temporary. The amount of such write-down is charged directly to operations. A mortgage loan is determined to be other than temporarily impaired when, based on current information and events, it is

OM FINANCIAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2007, 2006 and 2005
(dollars in thousands)
--------------------------------------------------------------------------------

NOTE 1: BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Limited partnership and joint venture investments are determined to be other than temporarily impaired if it is probable that the Company will be unable to recover the carrying amount of its investment or there is evidence indicating that the partnership or joint venture will not be able to sustain earnings which justify the carrying amount of the investment. No material losses were recognized in 2007, 2006 or 2005 on mortgage loans, limited partnership investments or joint venture investments that were deemed to be other than temporarily impaired.

The Company uses a dynamic hedging program to economically hedge the equity linked liability underlying its fixed indexed annuity ("FIA") products. Exchange traded equity indexed and volatility linked futures and options and over the counter variance swaps and options are used to hedge market exposures of the liabilities with the objective of offsetting fair value changes. The indices underlying the futures, swaps and options are the same indices referenced by the FIAs. The futures, swaps and options are matched to the liabilities with respect to equity index movements frequently and within tight tolerances. Other market exposures are hedged periodically depending on market conditions and the Company's risk tolerance. Dynamic hedging exposes the Company to the risk that unhedged market exposures result in divergence between changes in the fair value of the liabilities and the dynamic hedging assets. The Company uses a variety of techniques including direct estimation of market sensitivities and value-at-risk to monitor this risk daily. The Company intends to continue to adjust the strategy as market conditions and the Company's risk tolerance change.

The Company may use interest rate swaptions to economically hedge the liability underlying multi-year guarantee annuities ("MYGAs"). Over-the-counter swaptions are used to hedge the changes to the fair value of MYGAs due to interest rate movements and changes in expected lapses. In 2006, exchange traded Treasury bond futures were used to hedge the changes to the fair value of MYGAs due to interest rate movements and changes in expected lapses.

The Company also uses credit replication swaps to effectively diversify and add corporate credit exposure to its investment portfolio and manage asset/liability duration mismatches. The economic risk and return characteristics match that of a BBB-rated corporate bond portfolio with lower transaction costs.

Options, swaptions, swaps and futures contracts are valued at fair value. Changes in the fair value of these derivative instruments are reflected in surplus as unrealized gains and losses. Realized gains or losses on derivative instruments are included in the Interest Maintenance Reserve and amortized into income over the remaining duration of the derivative contract. Long option and swaption positions are included in invested assets. Short option positions and swaps are included in liabilities. Initial and variation margins on futures contracts are included in short-term investments.

Cash requirements for futures contracts include the initial and variation margin requirements on open futures contracts.

The derivative instruments used by the Company expose the Company to potential credit loss in the event of nonperformance by counterparties. The amount of exposure is the fair value for such agreement with each counterparty if the fair value is in the Company's favor. The credit risk associated with these agreements is minimized by purchasing agreements from counterparties with NAIC

OM FINANCIAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2007, 2006 and 2005
(dollars in thousands)
--------------------------------------------------------------------------------

NOTE 1: BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

designations of "1" and, for certain counterparties, through the utilization of International Swap and Derivatives Association, Inc. agreements with the accompanying bi-lateral Credit Support Annex which requires the counterparty or the Company to post collateral if the fair value of the derivative is in the other party's favor. At December 31, 2007 and 2006, the total exposure for options and swaptions owned was $20,988 and $2,572 and the maximum exposure with any individual counterparty was $8,819 and $675, respectively. The Company also had a liability for options written which totaled $0 and $397 at December 31, 2007 and 2006, respectively. The total notional amount of the options and swaptions held at December 31, 2007 and 2006 was $837,345 and $220,000, respectively. The notional amount of the swaps held at December 31, 2007 and 2006 was $50,000 and $0, respectively, with an exposure of $529 in 2007 and $0 in 2006. The Company had posted collateral totaling $8,930 and $0 for short option and variance swaps at December 31, 2007 and 2006, respectively. The Company had 16,973 and 10,307 open futures contracts with a potential exposure of $104,673 and $156,916 at December 31, 2007 and 2006, respectively.

INVESTMENT INCOME:
Interest on fixed maturities, except those in default, is recorded as investment income when it is earned and is adjusted for any amortization of premium or accretion of discount. Dividends are recorded as income on ex-dividend dates for common and preferred stock held on the day before the ex-dividend dates. Interest income from mortgage loans is recorded as earned, except on loans in foreclosure or where collection is uncertain. Interest income is recorded upon receipt for mortgage loans in foreclosure or where collection is uncertain. Interest on policy loans is recorded as investment income when earned. Realized gains and losses are determined on the trade date using the specific identification method.

(c) Aggregate reserves

Life, annuity, and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates between 0.0% and 14.5%. The valuation methods provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the MIA or the NAIC.

During 2006, the Company changed two of its valuation methods. In both instances, the Company changed from one acceptable valuation method to another acceptable valuation method. The first method change increased the reserves for the return of premium benefit on certain of the Company's term life insurance policies at the beginning of 2006 by $99,231. The Company moved to the net level reserve method for this benefit from the Commissioners Reserve Valuation Method ("CRVM") which it had used prior to 2006. Under the CRVM method, a very low reserve is provided during the early years of a policy and then the reserve increases dramatically in the last few years of the policy. The net level reserve method produces a reserve which grows proportionally over the policy term. The second method change, which was approved by the MIA, decreased reserves for the Company's fixed-indexed annuity policies and deferred annuity policies at the beginning of 2006 by $97,146. The Company moved from the continuous method of discounting policy benefit payments from the beginning of each policy year which it had used prior to 2006 to the curtate method which discounts policy benefit payments from the end of each policy year. The curtate method produces a lower reserve liability since the surrender charge decreases and the surrender value increases at the beginning of each policy year. These changes in reserve methods meet the definition of a change in accounting principle in accordance

OM FINANCIAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2007, 2006 and 2005
(dollars in thousands)
--------------------------------------------------------------------------------

NOTE 1: BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

with SSAP No. 51 and are reflected as a net adjustment to beginning surplus of $2,086 in accordance with SSAP No. 3.

After completion of the Merger Transaction on September 30, 2007, the Company began using the curtate valuation method to calculate reserves for Americom's fixed indexed annuity policies and deferred annuity policies. Americom had used the continuous method of discounting policy benefit payments prior to the merger. This change in reserve method decreased the reserves for Americom's annuity business by $5,306 which has been reflected as an adjustment to beginning surplus in accordance with SSAP No. 3.

The Company waives deduction of deferred fractional premiums upon the death of life and annuity policy insured's and returns any portion of the premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

The extra reserve for table rated extra premiums on permanent insurance is based on the extra premium and the year of issue of the contract. Factors varying from
0.20 for the first policy year to 6.64 for the twentieth policy year are applied to the premium. The extra reserves secured in this manner are approximately equivalent to the additional reserves needed for substandard mortality and are assumed to represent the increased mortality of the substandard risks. The extra reserve liability for table rated extra premiums on term insurance and for flat extra premiums on all insurance is taken as one-half of the extra annual premium for the insurance in force with these extra premiums. This is done on the assumption that the risks covered by the extra premium will have extra mortality that remains constant or decreases with increase in attained age.

At December 31, 2007 and 2006, the Company had $30,342,302 and $19,784,146,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard of valuation set by the MIA. Reserves to cover the deficiency on the above insurance in force totaled $344,551 and $307,829 at December 31, 2007 and 2006, respectively.

The Tabular Interest, Tabular Less Actual Reserve Released and Tabular Cost for life insurance products have been determined by formula. These amounts for annuity products have been determined from the basic data for the calculation of policy reserves. The Tabular Interest on funds not involving life contingencies for each valuation rate of interest is approximated based on cash flow interest credits as well as valuation rate of interest held at the beginning and end of the year of valuation. The liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company are generally equal to fund balances.

(d) Recognition of premium revenues and related expenses

All premium and annuity considerations are recognized as revenue over the premium paying period except amounts received on contracts that do not incorporate mortality or morbidity risk. These premiums are recorded directly to a liability account. Expenses, including commissions and other policy

OM FINANCIAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2007, 2006 and 2005
(dollars in thousands)
--------------------------------------------------------------------------------

NOTE 1: BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

acquisition, maintenance, and settlement costs are charged to operations as incurred. Commissions and other acquisition costs, together with required additions to reserves, generally exceed the amount of the premium in the year that a policy is written.

(e) Participating insurance

Participating business represented .03%, .04% and .05% of ordinary insurance in force and .03%, .03% and .02% of total premiums collected as of or for the years ended December 31, 2007, 2006 and 2005, respectively.

Dividends to policyholders are based on a dividend scale approved by the Company's Board of Directors.

(f) Reinsurance

Reinsurance premiums, commissions, expense reimbursement, claims and claim adjustment expenses related to reinsured business are accounted for on a basis consistent with that used in accounting for the original policies issued and with the terms of the reinsurance contracts. Premiums and claims and claim adjustment expenses for the Company's insurance products are reported net of amounts ceded to other companies.

A liability is provided for unsecured policy reserves on reinsurance ceded to companies not authorized to assume business in the state of Maryland. Changes in this liability are reported directly in unassigned deficit.

(g) Policy and contract claims

The liability for claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The liability includes a provision for claims that have been reported to the insurer and claims related to insured events that have occurred but that have not been reported to the insurer.

(h) Separate Accounts

The separate accounts of the Company primarily represent funds related to immediate annuity contracts without life contingencies that have been issued to the Federal Home Loan Bank of Atlanta ("FHLB"). There is an imputed interest rate guaranteed in the contracts. The assets supporting the contracts are carried at amortized cost. The Company also issues deferred variable annuity contracts with life contingencies and certain other guarantees through the Company's Old Mutual Financial Network Separate Account VA ("Separate Account VA"). At December 31, 2007 and 2006, the general account of the Company had investments of $103 and $0, respectively, in the mutual funds held in the Company's Separate Account VA. These investments are classified as other assets in the Company's statement of admitted assets, liabilities and capital and surplus.

OM FINANCIAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2007, 2006 and 2005
(dollars in thousands)
--------------------------------------------------------------------------------

NOTE 1: BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

At December 31, 2007 and 2006, $9,966 and $42,002, respectively, was receivable from the separate accounts. These receivables are classified as a reduction of the general account liabilities in accordance with SSAP No. 56 "Separate Accounts". The separate accounts of the Company include reserves for contracts that are calculated on a basis consistent with the general account reserves.

(i) Taxes

The Company was part of a consolidated group consisting of Omnia, Americom, OMFLNY and the Company (the "Life Group"), which filed a consolidated federal income tax return for the tax year ending December 31, 2005 and the short taxable year beginning January 1, 2006 and ending June 30, 2006. This consolidated group terminated effective June 30, 2006, when common parent Omnia distributed the stock of its subsidiaries, Americom and the Company, to its parent, OMUSLH. The companies filed separate short taxable year federal tax returns for the period from July 1, 2006 through December 31, 2006, with the Company and OMFLNY filing as a two-member consolidated group. The Company will join with OMFLNY, as the Life Subgroup, and the U.S. non-life insurance companies owned by the Company's ultimate U.S. parent, Old Mutual (US) Holdings, Inc. ("OMUSH"), to file a life/non-life consolidated federal income tax return for 2007. No limitations will be placed on the sharing of net operating losses, tax credits, or capital losses among the life insurance companies as a result of these transactions.

The Company is party to a tax sharing agreement with OMUSH, OMFLNY and various affiliated U.S. non-life insurance companies eligible to file a consolidated federal income tax return for the 2007 tax year. The agreement provides for an allocation based on separate return calculations and allows for reimbursement of company tax benefits absorbed by other members.

(j) Reclassifications

Certain amounts reported in the prior year have been reclassified to conform to the current year presentation. There is no impact on net income or capital and surplus from these reclassifications. The reclassifications included a $42,002 movement from the asset "receivable from separate accounts" to the contra-liability "transfers to separate accounts due or accrued (net)".

(k) New accounting principles

In June 2005, the NAIC issued SSAP No. 93 "Accounting for Low Income Housing Tax Credit Property Investments" with an effective date of January 1, 2006, and with early adoption permitted. SSAP No. 93 establishes statutory accounting principles for investments in federal and certain state sponsored Low Income Housing Tax Credit ("LIHTC") properties. State sponsored LIHTC that are not in compliance with SSAP No. 93 shall continue to be accounted for in accordance with the requirements of SSAP No. 48 "Joint Ventures, Partnerships and Limited Liability Companies." The Company chose to early adopt this SSAP as of January 1, 2005 which increased beginning surplus by $2,665.

OM FINANCIAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2007, 2006 and 2005
(dollars in thousands)
--------------------------------------------------------------------------------

NOTE 1: BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Under SSAP No. 93, LIHTC Investments are initially recorded at cost and carried at amortized cost. The estimated residual value used in determining the amount to be amortized is the estimated residual value at the end of the last period in which tax benefits are allocated. The cost is amortized down to the ultimate residual value based upon the actual net operating losses and tax credits to date to the total expected net operating losses and tax credits. The tax credits are recognized in the income statement as offsets to state and federal taxes in the tax reporting year in which the tax credit is utilized.

In December 2006, the NAIC issued SSAP No. 96 "Settlement Requirements for Intercompany Transactions, An Amendment to SSAP No. 25 - Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties" with an effective date of December 31, 2007, and with early adoption permitted. SSAP No. 96 establishes a statutory aging threshold for admission of loans and advances to related parties and receivables associated with transactions for services provided to related parties outstanding as of the reporting date. Transactions between related parties must be in the form of a written agreement that provides for timely settlement of amounts owed, with a specified due date. Amounts owed to the reporting entity over ninety days from the written agreement due date shall be nonadmitted. If the due date is not addressed in the written agreement, any uncollected receivable is nonadmitted. The adoption of SSAP No. 96 did not have a material impact on the Company's financial condition or results of operations.


NOTE 2:  BUSINESS COMBINATION - STATUTORY MERGER

The Company and Americom, an affiliated life insurance company domiciled in Texas, entered into an Agreement and Plan of Merger (the "Merger Agreement") in June 2007. Under the Merger Agreement, the Company and Americom merged into a single corporation effective September 30, 2007 (the "Merger Transaction"). The Company is the sole surviving corporation. All of Americom's issued and outstanding shares of common stock have been cancelled. Americom was also a wholly-owned subsidiary of OMUSLH. Therefore, no additional shares of the Company's common stock were issued as a result of the Merger Transaction.

The Merger Transaction has been accounted for using the statutory merger method. Effective September 30, 2007, the recorded assets, liabilities, and related surplus accounts of Americom have been carried forward to the Company at their recorded statutory amounts. The capital accounts of Americom have been transferred to the gross paid-in and contributed surplus account of the Company. The income and loss of the Company and Americom have been combined for the nine months ended September 30, 2007. Amounts in the Company's financial statements have been restated as if the merger had occurred as of December 31, 2004.

Prior to the Merger Transaction on September 30, 2007, the Company had unaudited total admitted assets of $18,040,715, total liabilities of $17,489,477, and total capital and surplus of $551,238. The Company had unaudited revenue of $2,897,574, a net loss of $50,314 and other net decreases in capital and surplus of $28,209 for the nine months ended September 30, 2007 and prior to the Merger Transaction. Prior to the Merger Transaction on September 30, 2007, Americom had unaudited total admitted assets of $518,522, total liabilities of $502,924, and total capital and surplus of $15,598. Americom had unaudited revenue of $95,875, a net loss of $3,092 and other net increases in capital and surplus of $402 for the nine months ended September 30, 2007 and prior to the Merger Transaction.

OM FINANCIAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2007, 2006 and 2005
(dollars in thousands)
--------------------------------------------------------------------------------

NOTE 2:  BUSINESS COMBINATION - STATUTORY MERGER (CONTINUED)

At December 31, 2006, prior to the merger, the Company had total admitted assets of $19,015,634, total liabilities of $18,385,873 and total capital and surplus of $629,761. The Company had revenue of $3,964,622 and $3,876,657, a net loss of $163,626 and $128,907, and other net increases in capital and surplus of $117,279 and $134,528 for the years ended December 31, 2006 and 2005, respectively. At December 31, 2006, Americom had total admitted assets of $492,223, total liabilities of $473,934, and total capital and surplus of $18,289. Americom had revenue of $239,093 and $145,837, a net loss of $8,924 and $5,667, and other net increases in capital and surplus of $9,770 and $9,329 for the years ended December 31, 2006 and 2005, respectively.

OM FINANCIAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2007, 2006 and 2005
(dollars in thousands)
--------------------------------------------------------------------------------


NOTE 3:  INVESTMENTS


a) Components of net investment income are as follows:

For the years ended December 31            2007        2006        2005
---------------------------------------------------------------------------

Income:
   Interest on bonds                   $  881,738   $ 813,446  $  785,318
   Preferred stock dividends               85,145      94,813      21,084
   Surplus debentures                       6,740      10,712       9,855
   Interest on short-term investments      58,878      34,657      12,391
   Mortgage loan interest                     887       2,554       2,411
   Other, net                               5,353      14,284      12,818
                                       -----------  ----------  ----------
     Gross investment income            1,038,741     970,466     843,877
Expenses                                   22,897      24,562      18,922
                                       -----------  ----------  ----------
   Net investment income               $1,015,844   $ 945,904   $ 824,955
                                       ===========  ==========  ==========



b) Components of net realized capital gains (losses) are as follows:


For the years ended December 31             2007        2006        2005
---------------------------------------------------------------------------

Bonds                                   $ (71,907)  $ (47,855)  $ (2,677)
Common stocks                                 (53)        962          -
Preferred stocks                            3,548      (1,061)       175
Derivative financial instruments          (92,526)    250,308     32,568
Cash or cash equivalents                      489         (27)        (4)
Other invested assets                          97         235          -
                                        ----------  ----------  ---------
    Net realized capital gains (losses)
    before deferral to IMR               (160,352)    202,562     30,062
Net gains (losses) deferred to IMR       (159,899)    210,189     28,924
                                        ----------  ----------  ---------
Net realized capital gains (losses)     $    (453)  $  (7,627)  $  1,138
                                        ==========  ==========  =========

OM FINANCIAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2007, 2006 and 2005
(dollars in thousands)
--------------------------------------------------------------------------------

NOTE 3:  INVESTMENTS (CONTINUED)

(c)  Carrying amount and fair value of bonds, surplus debentures, and preferred and common stocks are as follows:
                                                      Gross Unrealized
                                         Carrying     ----------------      Fair
                                          Amount        Gains Losses        Value
------------------------------------------------------------------------------------
AT DECEMBER 31, 2007
U.S. Government                        $   432,402  $   7,829  $   1,459  $   438,772
Foreign government                          35,430      5,842         34       41,238
States & political subdivisions             20,825        256        213       20,868
Special revenue & special assessment       695,015      6,024      6,620      694,419
Public utilities                         1,167,281     14,243     37,769    1,143,755
Industrial and miscellaneous            12,268,485    174,633    343,657   12,099,461
Credit tenant loans                         99,510     13,451          -      112,961
Affiliated bonds                            90,000          -          -       90,000
                                        ----------   --------   --------   ----------
     Total bonds                       $14,808,948  $ 222,278  $ 389,752  $14,641,474
                                        ==========   ========   ========   ==========

 Preferred stocks-unaffiliated         $ 1,333,887  $   9,555  $ 108,683  $ 1,234,759
                                         =========   ========   ========   ==========

 Common stocks-unaffiliated            $    44,737  $       -  $       -  $    44,737
                                         =========   ========   ========   ==========

 Surplus debentures                    $   107,755  $   1,095  $   1,689  $   107,161
                                         =========   ========   ========   ==========

AT DECEMBER 31, 2006
U.S. Government                        $ 1,359,590  $     951  $   7,144  $ 1,353,397
Foreign government                           5,080          -        145        4,935
States & political subdivisions             21,480        247        436       21,291
Special revenue & special assessment       544,521      1,453     17,917      528,057
Public utilities                         1,238,938     20,642     33,520    1,226,060
Industrial and miscellaneous            11,569,815    173,676    152,308   11,591,183
Credit tenant loans                        111,661     16,079          -      127,740
Affiliated bonds                           100,000          -          -      100,000
                                        ----------   --------   --------   ----------
     Total bonds                       $14,951,085  $ 213,048  $ 211,470  $14,952,663
                                        ==========   ========   ========   ==========

Preferred stocks-unaffiliated          $ 1,357,078  $  20,000  $  13,396  $ 1,363,682
                                         =========   ========   ========   ==========

Common stocks-unaffiliated             $    45,593  $       -  $       -  $    45,593
                                         =========   ========   ========   ==========

Surplus debentures                     $   108,782  $   1,533  $     895  $   109,420
                                         =========   ========   ========   ==========

OM FINANCIAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2007, 2006 and 2005
(dollars in thousands)
--------------------------------------------------------------------------------

NOTE 3:  INVESTMENTS (CONTINUED)

(d) The following table presents the Company's investments with gross unrealized losses and the related fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

                                             Less than 12 months          12 months or more                 Total
                                         ------------------------- ------------------------------ -------------------------
Description of Securities                 Fair Value   Unrealized    Fair Value     Unrealized      Fair Value   Unrealized
                                                         Losses                       Losses                       Losses
---------------------------------------------------------------------------------------------------------------------------
At December 31, 2007
U.S. Government                         $   135,618   $    1,431    $     1,265    $        28    $    136,883  $     1,459
Foreign government                                -            -          4,685             34           4,685           34
States & political subdivisions                 105            -          9,912            213          10,017          213
Special revenue & special                     4,697          962        280,487          5,658         285,184        6,620
assessment
Public utilities                            174,447        2,416        449,050         35,353         623,497       37,769
Industrial and miscellaneous              2,823,132      180,112      3,324,910        163,545       6,148,042      343,657
                                         -----------  -----------   ------------   ------------   ------------- ------------
    Total Bonds                         $ 3,137,999   $  184,921    $ 4,070,309    $   204,831    $  7,208,308  $   389,752
                                         ===========  ===========   ============   ============   ============= ============
Preferred stocks-unaffiliated           $   454,495   $   52,924    $   509,159    $    55,759    $    963,654  $   108,683
                                         ===========  ===========   ============   ============   ============= ============
Surplus debentures                      $    20,522   $      100    $    39,850    $     1,589    $     60,372  $     1,689
                                         ===========  ===========   ============   ============   ============= ============
Total temporarily impaired securities   $ 3,613,016   $  237,945    $ 4,619,318    $   262,179    $  8,232,334  $   500,124
                                         ===========  ===========   ============   ============   ============= ============

At December 31,
2006
U.S. Government                         $ 1,052,488   $    5,134    $   156,432    $     2,010    $  1,208,920  $     7,144
Foreign government                                -            -          4,934            145           4,934          145
States & political subdivisions               1,613           11         10,596            425          12,209          436
Special revenue & special                   175,468        3,240        275,778         14,677         451,246       17,917
assessment
Public utilities                            219,820        4,872        450,953         28,648         670,773       33,520
Industrial and miscellaneous              2,214,223       26,785      4,360,579        125,523       6,574,802      152,308
                                         -----------  -----------   ------------   ------------   ------------- ------------
    Total Bonds                         $ 3,663,612   $   40,042    $ 5,259,272    $   171,428    $  8,922,884  $   211,470
                                         ===========  ===========   ============   ============   ============= ============
Preferred stocks-unaffiliated           $   294,747   $    5,157    $   357,981    $     8,239    $    652,728  $    13,396
                                         ===========  ===========   ============   ============   ============= ============
Surplus debentures                      $    55,895   $      810    $     4,239    $        85    $     60,134  $       895
                                         ===========  ===========   ============   ============   ============= ============
Total temporarily impaired securities   $ 4,014,254   $   46,009    $ 5,621,492    $   179,752    $  9,635,746  $   225,761
                                         ===========  ===========   ============   ============   ============= ============

OM FINANCIAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2007, 2006 and 2005
(dollars in thousands)
--------------------------------------------------------------------------------

NOTE 3:  INVESTMENTS (CONTINUED)

The gross unrealized losses at December 31, 2007 are attributable to 1,007 security positions with no unrealized loss attributable to any one security exceeding $13,689. Approximately 51.3 % of these aggregate gross unrealized losses relate to security positions as to which such losses represent 10% or less of the amortized cost for the applicable security. The securities above are not deemed to be other-than-temporarily impaired because the decline in fair value is attributable to disruptions in the credit markets, widening of credit spreads and interest rate fluctuations and, the Company does not have the intent to sell the securities.

e) Carrying amount and fair value by contractual maturity of bonds at December 31, 2007 are as follows:

                                                  Carrying        Fair
                                                   Amount        Value
---------------------------------------------------------------------------
Maturing in:
    2008                                        $    173,818  $    173,961
    2009 through 2012                              1,185,685     1,193,122
    2013 through 2017                              3,420,240     3,352,345
    After 2017                                     6,136,751     6,073,336
                                                ------------- -------------
      Subtotal                                    10,916,494    10,792,764
Mortgage-backed securities                         2,746,675     2,732,816
Asset-backed securities                            1,145,779     1,115,894
                                                ------------- -------------
      Total                                     $ 14,808,948  $ 14,641,474
                                                ============= =============


Expected maturities may differ from contractual maturities because certain borrowers may have the right to call or prepay their obligations with or without prepayment penalties.

Surplus debentures with a fair value of $106,584 mature subsequent to 2017 and $577 matures in the period 2013 through 2017.

(f) Proceeds from the sale of bonds

Proceeds from the sale of bonds totaled $5,645,444 in 2007, $6,818,342 in 2006 and $6,201,852 in 2005. Gross gains on the sale of bonds totaled $58,660 in 2007, $63,741 in 2006 and $91,666 in 2005; gross losses totaled $68,478 in 2007,
$112,785 in 2006 and $95,030 in 2005. Net realized (losses) gains after tax of $(159,899), $210,189 and $28,924 were transferred to the IMR in 2007, 2006 and
2005, respectively. The realized gains and losses transferred to the IMR are from all disposal types (sales, paydowns, maturities, etc.) and, in certain instances, include other-than-temporary impairment losses.

(g) Other than temporary impairments

For the year ended December 31, 2007, the Company recognized losses totaling $53,140 related to bonds which experienced an other than temporary impairment and had a carrying value of $98,701 and a fair value of $45,561 at the time of impairment. The Company recognized impairments on these bonds

OM FINANCIAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2007, 2006 and 2005
(dollars in thousands)
--------------------------------------------------------------------------------

NOTE 3:  INVESTMENTS (CONTINUED)

due to declines in the financial condition and short term prospects of the issuers. During 2007, the Company also recognized losses totaling $10,904 related to interest only securities to which the yield had become negative. These interest only securities had a carrying value of $23,757 and a fair value of $12,853 at the time of impairment. For the years ended December 31, 2006 and 2005, the Company did not recognize any material losses on bonds, preferred stocks, common stocks, surplus debentures or other invested assets that were other than temporarily impaired.

(h) Bonds on deposit

Cash and bonds on deposit with state insurance departments or reinsurers to satisfy regulatory requirements or contract terms had a fair value of $13,714 and $10,033 at December 31, 2007 and 2006, respectively.

(i)  Mortgages

At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 75%. At December 31, 2007, the Company did not hold any mortgages with interest overdue beyond 180 days. At December 31, 2007, the Company's investments in mortgage loans were not subject to prior liens. All properties covered by mortgage loans have fire insurance at least equal to the loan excess over the maximum loan that would be allowed on the land without the building. Taxes, assessments and amounts advanced and not included in the mortgage loan total were $0, $18 and $169 as of December 31, 2007, 2006 and 2005, respectively.

(j)  Securities lending

The Company participates in a securities lending program whereby it lends securities to brokers to cover short sales and failed transactions. The loaned securities remain assets of the Company and are not removed from the accounting records. The Company receives collateral, primarily cash, in the amount of 102% of the loaned amount as part of the lending agreement. The collateral is deposited directly into a unit-trust account of the trustee and is not available for general use by the Company and therefore is not recorded as an asset and a corresponding liability. The collateral is adjusted based on changes in the market value of the loaned security. At December 31, 2007 and 2006, respectively, the Company had loaned out to other companies securities with a carrying value of $27,669 and $2,923 and a fair value of $26,651 and $2,739, respectively. The collateral held by the Company had a market value of $27,385 and $2,739 at December 31, 2007 and 2006 respectively. The average balances of securities loaned out during 2007, 2006 and 2005 were $763,221, $874,960 and $616,294, respectively.

(k) Concentration of credit risk

At December 31, 2007 the Company held investments exposed to subprime mortgage risk with a carrying value totaling $636,297 or 3.7% of cash and invested assets. The actual cost, fair value and net unrealized loss related to these investments was $634,732, $607,330 and $28,967, respectively, at December 31, 2007. The Company did not have any direct exposure to subprime mortgages loans during 2007. The Company did not recognize any other than temporary impairment losses on investments exposed to subprime mortgage risk.

OM FINANCIAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2007, 2006 and 2005
(dollars in thousands)
--------------------------------------------------------------------------------

NOTE 3:  INVESTMENTS (CONTINUED)

The company defines exposure to subprime mortgage risk using market accepted guidelines on FICO scores and documentation. The evaluation of securities includes reviewing the quality of the servicer, pool specific statistics, the position of the security within the trust holding the mortgages and the credit enhancement available to protect the principal value of the security being evaluated. Risk exposure associated with subprime market fluctuation and cash flow deterioration is managed by actively monitoring securities in the asset-backed securities ("ABS) sector. The decision to sell the security and realize the loss or hold the security and recognize an other than temporary impairment loss is dependent upon the active monitoring of the portfolio. This coupled with subprime being limited to ABS which securitizes subprime mortgages with credit enhancement features mitigates potential exposure.

At December 31, 2007, the Company also held investments exposed to risk from monoline insurers with a carrying value totaling $525,872 or 3.1% of cash and invested assets. The investments had a fair value of $502,010 at December 31, 2007.

At December 31, 2007 and 2006, the Company held noninvestment grade bonds with a carrying value totaling $317,171 or 1.8% and $110,200 or 0.6%, respectively, of cash and invested assets. These noninvestment grade bond holdings are widely diversified and have produced results consistent with the Company's investment strategy. These noninvestment grade bond holdings had a fair value at December 31, 2007 and 2006 of $281,469 and $100,628, respectively.

The Company's investments in mortgage loans principally involve commercial real estate. Mortgage loans consist of first mortgage liens on completed income-producing properties. The outstanding principal balance on any individual property does not exceed $653 and $12,027 at December 31, 2007 and 2006, respectively.

OM FINANCIAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2007, 2006 and 2005
(dollars in thousands)
--------------------------------------------------------------------------------

NOTE 3:  INVESTMENTS (CONTINUED)

(l) Investments in excess of 10% of capital and surplus

Investments, aggregated by issuer, in excess of 10% of capital and surplus, other than investments in affiliates and investments issued or guaranteed by the United States government or its agencies, are as follows:

                                          Carrying Amount    NAIC Designation
-----------------------------------------------------------------------------
At December 31, 2007

JP Morgan US Govt Agency Stif              $   227,845              1
LB-UBS Commercial Mtge Trust                   157,288              1
Greenwich Capital Comm Fdg                     135,031              1
SETS Trust                                     120,894              1
Structure Asset Backed Link                    119,430              1
Wachovia Bank Commercial Mtg                   110,132              1
GS Mortgage Securities Corp                    107,374              1
Bear Stearns Comm Mtg Sec                      106,776              1
Citigroup Inc                                  106,376              1
Oil and Gas Royalty Trust                      106,132              1
Prudential Holdings LLC                         99,246              1
FNMA Preferred Stock                            84,241              1
Aphex Capital Motive                            80,000              1
Grupo Televisa S.A.                             73,443              2
Skandinav Enskil                                72,687              2
Hutchison Whamp Intl LTD                        71,500              1

OM FINANCIAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2007, 2006 and 2005
(dollars in thousands)
--------------------------------------------------------------------------------

NOTE 3:  INVESTMENTS (CONTINUED)

(l) Investments in excess of 10% of capital and surplus (continued)


                                        Carrying Amount    NAIC Designation
---------------------------------------------------------------------------
At December 31, 2006

JP Morgan US Govt Agency Stif              $ 1,100,478             1
LB-UBS Commercial Mtge Trust                   138,371             1
Oil and Gas Royalty Trust                      129,111             1
Viacom Inc                                     121,596             2
SETS Trust                                     116,575             1
Structure Asset-Backed Link                    114,845             1
BNP Paribas SA                                 114,010             1
Greenwich Capital Comm Fdg                     108,259             1
General Electric Capital Corp                  106,830             1
Prudential Holdings LLC                         99,735             1
Core Investment Grade Trust                     98,046             1
Morgan Stanley Capital I                        97,775             1
GS Mortgage Securities Corp II                  95,443             1
Wachovia Bank Commercial Mtge                   94,281             1
Bear Stearns Comm Mtg Sec                       90,151             1
Lehman XS Trust                                 85,860             1
Aphex Capital Motive                            80,000             1
CIT Group Inc                                   73,530             1
Morgan Stanley Dean Witter Cap                  70,529             1
Vale Overseas Limited                           69,235             2
America Movil Sa de Cv                          68,108             2
US Cellular Corp                                67,536             2
Popular North Amer Inc                          66,903             1
May Dept Stores Co                              65,867             2

OM FINANCIAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2007, 2006 and 2005
(dollars in thousands)
--------------------------------------------------------------------------------

NOTE 4:  SUBSIDIARIES

Statutory financial information of the Company's insurance subsidiary, OMFLNY, is summarized as follows:

                                              2007        2006        2005
-----------------------------------------------------------------------------
Summary Balance Sheet and Income Statement
At or for the years ended December 31
        Total admitted assets              $ 483,895   $ 487,639   $ 493,177
                                            ========    =========   ========
         Total capital and surplus         $  37,957   $  33,072   $  36,809
                                            ========    =========   ========
        Net income (loss)                  $   4,918   $  (2,083)  $   3,758
                                            ========    =========   ========

The Company owns 100% of the outstanding common stock of all its subsidiary investments. The operations and net worth of the Company's other subsidiaries are not material.


NOTE 5:  TRANSACTIONS WITH AFFILIATES

The Company periodically reimburses Old Mutual Business Services, Inc. ("OMBS"), an affiliate, for costs incurred on its behalf. These costs include routine operating expenses incurred in the normal conduct of business such as shared home office facilities, information technology, finance, legal, actuarial, human resources services and general overhead costs, including salaries and benefits. These costs are generally determined on the basis of use by the Company and are included in expenses as incurred. Also, the Company shares its office facilities and personnel with its subsidiaries. Such shared costs and expenses are allocated to its subsidiaries based on time and usage studies. These allocations would vary depending on the assumptions underlying those studies. Amounts incurred by the Company were $77,242 in 2007, $65,120 in 2006, and $51,155 in 2005.

The Company has guaranteed the performance of obligations under certain noncancelable office space lease agreements on behalf of OMBS. The Company either shares these facilities with other affiliates or makes exclusive use of such facilities. As discussed above, the Company reimburses OMBS for its use of such facilities.

At December 31, 2007, the minimum aggregate rental commitments on the guaranteed lease agreements are as follows:

                                             Amount
                                            --------
                          2008              $   652
                          2009                  217
                                            --------
                        Total               $   869
                                            ========

OM FINANCIAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2007, 2006 and 2005
(dollars in thousands)
--------------------------------------------------------------------------------

NOTE 5:  TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Company's investments are managed by affiliated companies of the ultimate parent organization. Fees incurred in connection with these services (excluding any overall intercompany allocations) totaled $18,779 in 2007, $23,001 in 2006, and $18,177 in 2005.

Amounts due from and due to the parent and/or affiliates resulting from affiliate transactions, other than reinsurance transactions and federal income tax sharing transactions, are classified as receivable from or payable to affiliates in the statutory statements of admitted assets, liabilities, and capital and surplus.

The Company received a $1,000 cash surplus contribution from its current parent, OMUSLH, on March 19, 2007.

The Company also received a surplus contribution from OMUSLH in the amount of $23,000 effective December 31, 2006. The amount receivable from OMUSLH for this capital contribution was recorded pursuant to SSAP No. 72, "Surplus and Quasi Reorganizations", and is included in Receivable from parent, subsidiaries and affiliates in the Company's statutory Statement of Admitted Assets at December 31, 2006. The Company received cash from OMUSLH on February 22, 2007 to satisfy the amount receivable.

The Company received the following cash surplus contributions from its current parent, OMUSLH, and former parent, Omnia, in 2006: January 31, $10,000; June 30, $10,500; December 28, $2,250; December 29, $92,750; and $23,000 effective
December 31, 2006 but received on February 22, 2007.

The Company received the following cash surplus contributions from Omnia in 2005: March 31, $16,900; May 25, $5,000; September 9, $2,000; September 29,
$40,000; September 30, $3,000; December 20, $50,000; December 21, $24,800;
December 23, $19,700.

See Note 9 for reinsurance transactions with affiliated entities.

OM FINANCIAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2007, 2006 and 2005
(dollars in thousands)
--------------------------------------------------------------------------------

NOTE 6:  FEDERAL INCOME TAXES

(a) Intercompany income tax receivables

The Company had income tax receivable balances at December 31, 2007 of $15,694 and $321 that are due from OMUSLH and OMFLNY, respectively. The Company had income tax receivable balances at December 31, 2006 of $16,380 and $294 that were due from OMUSLH and OMFLNY, respectively.

(b) Permanent and temporary differences

The Company's income tax incurred and change in deferred income tax differ from the amount obtained by applying the federal statutory rate of 35% to the loss from operations before tax as follows:

For the years ended December 31                  2007         2006        2005
--------------------------------------------------------------------------------

Net loss from operations before income taxes  $ (41,001) $(158,045)  $ (145,152)
Net realized capital gains (losses)            (160,352)   202,562       (2,506)
                                              ----------  ---------   ----------
                                               (201,353)    44,517     (147,658)

Income tax expense at 35% statutory rate        (70,474)    15,581      (51,680)
Increase (decrease) in tax resulting from:
  Dividends received deduction                        -          -         (420)
  Nondeductible expenses for meals,
    penalties, and lobbying                          74         68          105
  Derivative and investment income               (4,156)     6,773      (14,223)
  IMR amortization                               26,747    (98,610)     (15,772)
  Income from subsidiary                              3          3           12
  Surplus adjustment on reinsurance               8,724     (8,724)           -
  Surplus reserve adjustment                      1,857          -          875
  Amortization of deferred gains                 (2,208)    (2,010)      (2,185)
  Ceding commission                              46,548         33       14,166
  Prior year tax adjustment                         717        (76)        (156)
  LIHTC tax credits                              (5,029)    (5,459)      (5,764)
  Other                                           6,304    (12,643)       2,030
                                              ----------  ---------   ----------
Total income tax incurred                     $   9,107  $(105,064)  $  (73,012)
                                              ==========  =========   ==========

Current income taxes incurred                       360        170       (9,440)
Change in deferred income tax (exclusive
   of tax related to nonadmitted assets)          8,747   (105,234)     (63,572)
                                              ----------  ---------   ----------
Total income tax incurred                     $   9,107  $(105,064)  $  (73,012)
                                              ==========  =========   ==========

OM FINANCIAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2007, 2006 and 2005
(dollars in thousands)
--------------------------------------------------------------------------------

NOTE 6:  FEDERAL INCOME TAXES (CONTINUED)

(c) Deferred income taxes

The tax effects of significant temporary differences giving rise to deferred tax assets and liabilities as of December 31, 2007 and 2006 are as follows:

                                                       2007         2006
-------------------------------------------------------------------------
Deferred tax assets:
  Discounting of unpaid losses                      $   5,337   $ 23,611
  Property and equipment                                2,442      2,294
  Accrued expenses                                      4,808      2,008
  Net operating loss carryforward                      40,637     78,179
  Investment basis differences                         28,714        936
  Deferred policy acquisition expenses                 91,977     80,891
  Receivable from agents                               14,562     20,047
  Tax credits                                          65,741     61,376
  Capital loss carryforward                            28,277     19,445
  Other                                                 1,349     10,766
                                                    ----------  ---------
  Total deferred tax assets                           283,844    299,553
  Nonadmitted deferred tax assets                    (226,784)  (240,600)
                                                    ----------  ---------
  Admitted deferred tax assets                         57,060     58,953
                                                    ----------  ---------

Deferred tax liabilities:
  Guaranty funds receivable                             1,263      1,316
  Other                                                 4,328      7,488
                                                    ----------  ---------
  Total deferred tax liabilities                        5,591      8,804
                                                    ----------  ---------

  Net admitted deferred tax asset                   $  51,469   $ 50,149
                                                    ==========  =========

The change in deferred taxes for the year ended December 31, 2007 is comprised of the following:

                                         2007        2006       Change
------------------------------------------------------------------------
Total gross deferred tax assets       $ 283,844   $ 299,553   $ (15,709)
Total deferred tax liabilities           (5,591)     (8,804)      3,213
                                       ---------   ---------   ---------
Net deferred tax asset                  278,253     290,749     (12,496)
Deferred tax assets nonadmitted in
  accordance with SSAP No. 10          (226,784)   (240,600)     13,816
                                       ---------   ---------   ---------
Admitted deferred tax asset           $  51,469   $  50,149   $   1,320
                                       =========   =========   =========

------------------------------------------------------------------------

OM FINANCIAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2007, 2006 and 2005
(dollars in thousands)
--------------------------------------------------------------------------------

NOTE 6:  FEDERAL INCOME TAXES (CONTINUED)

The change in deferred income taxes as presented in the tax rate reconciliation table for the year ended December 31, 2007 is comprised of the following components:

                                                                2007       2006     Change
-------------------------------------------------------------------------------------------
Net deferred tax asset                                       $ 278,253  $ 290,749  $(12,496)
Tax effect of nonadmitted assets                               (21,974)   (25,723)    3,749
                                                              ---------  ---------  --------
Net tax effect without deferred taxes on nonadmitted assets  $ 256,279  $ 265,026  $ (8,747)
                                                              =========  =========  ========
Change in deferred income tax as presented in the tax rate
  reconciliation table                                                             $ (8,747)
                                                                                    ========

(d) Current income taxes incurred consist of the following major components:

        For the years ended December 31     2007       2006       2005
        -----------------------------------------------------------------

        Current year tax expense (benefit)  $ (353)   $     -   $(11,570)
        Tax return true up                     713        170      2,130
                                           --------  ---------   --------
        Current income taxes incurred       $  360    $   170   $ (9,440)
                                           ========  =========   ========

(e) Net operating losses

At December 31, 2007, the companies that comprise the Life Subgroup had a combined $116,105 net operating loss carryforward which will expire in the years 2020 through 2021 if unused. The Life Subgroup also has a $80,792 capital loss carryforward as of December 31, 2007 which will expire in the years 2011 and 2012 if unused. In addition, the Life Subgroup has $65,741 of tax credits available to be carried forward and applied against tax in future years. If unused, $62,342 of federal low income housing and federal historic credits will expire in the years 2018 through 2027. Alternative minimum tax credits of $3,399 have no expiration date. On a stand alone basis, all of these loss carryforwards and tax credits are available to the Company.

NOTE 7:  FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value information is based on quoted market prices where available, which approximates the SVO published market prices. In cases where quoted market prices are not available, fair values are based on internal estimates using present value or other valuation techniques.

Certain financial instruments and all nonfinancial instruments are exempted from disclosure requirements, including the fair value of many insurance-related liabilities. However, in its strategy of asset/liability matching, the Company takes into consideration the future cash requirements of its insurance-related liabilities. The following methods and assumptions were used by the Company in estimating the "fair value" disclosures for financial instruments in the accompanying financial statements and notes thereto.

OM FINANCIAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2007, 2006 and 2005
(dollars in thousands)
--------------------------------------------------------------------------------

NOTE 7:  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

Cash and short term investments: The carrying amounts reported approximate their fair values.

Bonds: Fair values for publicly traded bonds are based on quoted market prices. For privately placed bonds, estimated fair values are obtained from independent pricing services or are derived by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investment.

Preferred stocks: Fair values for publicly traded preferred stocks are based on quoted market prices. For privately placed preferred stocks, estimated fair values are obtained from independent pricing services.

Common stocks: The fair values of unaffiliated common stocks are based on quoted market prices.

Mortgage loans and policy loans: Fair values for policy loans are estimated using discounted cash flow analysis, using interest rates currently being offered for loans with similar credit risk. Loans with similar characteristics are aggregated for purposes of the calculations. The carrying value for mortgage loans approximates the fair value. A significant portion of the mortgage loans outstanding at December 31, 2006 matured in 2007.

Surplus debentures: The fair values of surplus debentures are based on quoted market prices or estimated fair values are obtained from independent pricing services.

Derivative instruments: The fair value of options and swaptions are based upon quoted market prices and valuation pricing models and represent what the Company would expect to receive or pay at the balance sheet date if the Company cancelled the options, entered into offsetting positions, or exercised the options. The fair value of swaps are based upon valuation pricing models and represent what the Company would expect to receive or pay at the balance sheet date if the Company cancelled the swaps or entered into offsetting swap positions. The fair value of futures contracts at the balance sheet date represents the cumulative unsettled variation margin.

Other assets and other liabilities: Other assets and liabilities considered financial instruments are generally of a short-term nature and it is assumed the carrying value approximates fair value. It is not practicable to estimate a fair value for investments in limited partnerships due to the closely-held nature of these investments.

Investment contracts: Fair values for the Company's deferred annuities, other than FIAs, and group annuities are primarily derived by estimating the cost to extinguish its liabilities under an assumption reinsurance transaction. The estimated statutory profits the assuming company would realize from the transaction are discounted at typical internal rates of return, ranging from 7.4% to 12%. The fair values of the equity call options related to the Company's FIA products are derived using market indices, pricing assumptions and historical data. The fair values of the remaining liabilities under investment contracts are estimated using discounted cash flow calculations based on interest rates currently being offered for like contracts with similar maturities.

OM FINANCIAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2007, 2006 and 2005
(dollars in thousands)
--------------------------------------------------------------------------------

NOTE 7:  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The carrying amounts and estimated fair values at December 31, 2007 and 2006 are as follows:

                                                          2007                          2006
                                               --------------------------    --------------------------
                                                Carrying         Fair         Carrying         Fair
                                                 Amount         Value          Amount         Value
-------------------------------------------------------------------------------------------------------
Bonds:
   Publicly traded                           $ 11,250,594     11,092,532    $11,618,951   $ 11,575,346
   Private placements                           3,558,354      3,548,942      3,332,134      3,377,317
                                               -----------   ------------    -----------   ------------
       Total bonds                           $ 14,808,948   $ 14,641,474    $14,951,085   $ 14,952,663
                                               ===========   ============    ===========   ============
Preferred stocks:
   Publicly traded                           $    822,277        755,760    $   796,537   $    799,483
   Private placements                             511,610        478,999        560,541        564,199
                                               -----------   ------------    -----------   ------------
        Total preferred stocks               $  1,333,887   $  1,234,759    $ 1,357,078   $  1,363,682
                                               ===========   ============    ===========   ============

Common stocks - private placements           $     44,737   $     44,737    $    45,593   $     45,593
                                               ===========   ============    ===========   ============

Mortgage loans on real estate                $      1,297   $      1,297    $    23,835   $     23,835
                                               ===========   ============    ===========   ============

Policy loans                                 $     81,586   $     86,408    $    80,639   $     84,122
                                               ===========   ============    ===========   ============

Surplus debentures - private placements      $    107,755   $    107,161    $   108,782   $    109,420
                                               ===========   ============    ===========   ============

Derivative instruments                       $     20,998   $     20,998    $     2,175   $      2,175
                                               ===========   ============    ===========   ============
Investment contracts:
  Deferred annuities                         $ 12,212,819   $ 11,797,391    $13,828,843   $ 13,373,239
  Payout annuities without life contingency       940,134        939,987        886,270        861,040
  Group annuities                                  72,297         69,456         78,232         75,164
                                               -----------   ------------    -----------   ------------
       Total investment contracts            $ 13,225,250   $ 12,806,834    $14,793,345   $ 14,309,443
                                               ===========   ============    ===========   ============

Additional data with respect to fair values of the Company's investments is disclosed in Note 3.

OM FINANCIAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2007, 2006 and 2005
(dollars in thousands)
--------------------------------------------------------------------------------

NOTE 8:  RESERVES

At December 31, 2007 and 2006, the Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                         2007                  2006
                                                                --------------------- ----------------------
                                                                  Amount      Percent     Amount     Percent
-------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal with adjustment:
     With fair value adjustment                                $ 2,139,665     13.2 %  $ 4,062,380     23.4 %
     At book value less current surrender charge of 5% or more   9,500,927     58.6      8,632,294     49.8
                                                               ------------  -------    -----------  -------
Total with adjustment or at fair value                          11,640,592     71.8     12,694,674     73.2

Subject to discretionary withdrawal without adjustment:
At book value with minimal or no charge or adjustment            1,320,582      8.2      1,324,703      7.6
Not subject to discretionary withdrawal                          3,245,691     20.0      3,335,719     19.2
                                                               ------------  -------    -----------  -------
Total annuity reserves and deposit fund liabilities
       before reinsurance                                       16,206,865    100.0 %   17,355,096    100.0 %
                                                                             =======                 =======
Less reinsurance ceded                                             299,519                 670,915
                                                               ------------             -----------
 Net annuity reserves and deposit fund liabilities             $ 15,907,346            $ 16,684,181
                                                               ============             ===========

In addition, the Company's life, health and miscellaneous reserves totaled $566,757 and $601,077 at December 31, 2007 and 2006, respectively.

NOTE 9:  REINSURANCE

The Company reinsures portions of its policy risks with other insurance companies. The use of reinsurance does not discharge an insurer from liability on the insurance ceded. The insurer is required to pay in full the amount of its insurance liability regardless of whether it is entitled to or able to receive payment from the reinsurer. The Company also assumes policy risks from other insurance companies. The effect of reinsurance on premiums earned and benefits incurred for the years ended December 31, 2007, 2006 and 2005 were as follows:

                    Premiums Earned                    Benefits Incurred
         ----------------------------------   ----------------------------------
            2007        2006        2005          2007       2006        2005
         ----------  ----------- ----------   ----------  ----------  ----------
Direct   $2,760,300  $2,799,675  $3,287,147   $4,019,644  $2,118,830  $1,266,104
Assumed      48,253      37,812      34,115       69,156      47,441      31,259
Ceded       515,715     346,565     864,349      224,621     236,824     213,980
         ----------  ----------  ----------   ----------  ----------  ----------
Net      $2,292,838  $2,490,922  $2,456,913   $3,864,179  $1,929,447  $1,083,383
         ==========  ==========  ==========   ==========  ==========  ==========

OM FINANCIAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2007, 2006 and 2005
(dollars in thousands)
--------------------------------------------------------------------------------

NOTE 9:  REINSURANCE (CONTINUED)

Effective December 31, 2007, the Company entered into a reinsurance agreement with Wilton Reassurance Company ("Wilton Re") whereby Wilton Re assumed on a coinsurance basis a quota share of certain term life insurance business issued prior to 2006 and future reinsurance allowances from third-party reinsurers related to this business. At December 31, 2007, the Company reduced its life insurance reserve liability by $72,875 to reflect the reserves ceded to Wilton Re. The Company also recorded an amount due from Wilton Re of $45,800 which is comprised of a ceding commission of $118,675 partially offset by the initial ceded premium of $72,875. The after-tax gain on this transaction of $118,076 was transferred to segregated surplus and will be amortized into income as earnings emerge from the business reinsured. The amount due from Wilton Re was received in full in January 2008.

Effective June 30, 2006 and in connection with the dissolution of Omnia, the Company, Omnia and an unaffiliated insurance company entered into an agreement to novate to the Company the annuity business previously ceded from the unaffiliated insurance company to Omnia. All terms of the coinsurance agreement between Omnia and the unaffiliated insurance company continue, with the Company taking the place of Omnia. Omnia transferred reserve liabilities totaling $255,038 and assets with a fair value of $266,072 to the Company. Policy reserves at December 31, 2007 and 2006 included $228,409 and $245,308 of coinsurance assumed, respectively.

The Company also entered into a novation agreement with Omnia and an unaffiliated insurance company effective October 1, 2006. All terms of the yearly renewable term retrocession agreement between Omnia and the unaffiliated insurance company continue, with the Company taking the place of Omnia. Omnia transferred reserves and claim liabilities totaling $14,000 to the Company. Funds withheld by the unaffiliated insurance company under the agreement totaling $14,000 were also transferred to the Company.

The Company assumes insurance that is in excess of OMFLNY's retention limits. Reinsurance assumed premiums received under these contracts were $426, $432 and $409 in 2007, 2006 and 2005, respectively. Reinsurance assumed benefits incurred in 2007, 2006 and 2005 were $277, $607 and $150, respectively. Reinsurance amounts payable to OMFLNY on paid and unpaid losses were $177 and $100 at December 31, 2007 and 2006, respectively. Policy reserves included $134 and $134 of reinsurance assumed at December 31, 2007 and 2006, respectively.

During 2003, the Company entered into coinsurance agreements with an affiliated life insurance company to cede various blocks of immediate annuities and life insurance policies. Reserves of $534,000 were ceded to the affiliated reinsurer throughout 2003. The transactions resulted in total ceding commissions of $16,297, which was credited to surplus in accordance with the retroactive reinsurance treatment of in-force blocks of business. Effective May 31, 2007, the Company altered one of these coinsurance agreements to recapture a certain single issue year of single premium immediate annuities (the "Recapture Transaction"). Under the terms of the Recapture Transaction, the affiliated reinsurer transferred cash and investment securities with a fair value of $359,671 to the Company. This payment compensated the Company for the loss of the ceded reserve credit of $339,478, the IMR held by the Company of $14,317 and the capital required to support the recaptured business of $5,876.

OM FINANCIAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2007, 2006 and 2005
(dollars in thousands)
--------------------------------------------------------------------------------

NOTE 9:  REINSURANCE (CONTINUED)

During 2002, the Company entered into three coinsurance agreements with an affiliated life insurance company. The first agreement increased the reinsurance percentage of the December 31, 2001 deferred annuity block from 42% to 48.75% and also coinsured 48.75% of deferred annuities issued between July 1, 2001 and December 31, 2001. The second agreement reinsured 100% of a single premium universal life plan code and 5% of the June 30, 2002 in force and future new business of the Company's term plan codes. The third agreement reinsured 49% of the deferred annuity business the Company wrote in 2002 and 22% of the December 31, 2002 in force of a whole life plan code. Under the coinsurance agreement, the investment risk of the ceded policies was transferred to the reinsurer; however, the policies will continue to be administered by the Company. The transactions resulted in total ceding commissions of $64,900, which was credited to surplus in accordance with the retroactive reinsurance treatment of in- force blocks of business. Effective May 31, 2007, the Company increased the ceding percentage from 5% to 10% for the term life insurance plan codes ceded under the coinsurance agreement effective June 30, 2002. Under the terms of the participation increase, the Company paid $30,302 to the affiliated reinsurer which represented ceded premiums of $28,945 and a ceding commission of $1,357. At May 31, 2007, the Company recorded an additional ceded reserve credit of $28,945 related to this additional term life insurance ceded to the affiliated reinsurer.

The unamortized portion of the deferred ceding commissions from the 2002 and 2003 transactions of $23,292 was transferred to segregated surplus in 2006 and is being amortized into operating income as the profits emerge from this business. During 2007 and 2006, $2,374 and $2,834, respectively, of the ceding commissions was amortized into operating income. None of the unamortized portion of the deferred ceding commissions is related to the business included in the Recapture Transaction.

The Company and Unified Life Insurance Company ("ULIC") entered into two reinsurance agreements on May 1, 2001. Under a bulk assumption treaty, in consideration for the purchase of the policies in force at the time Americom was acquired by Omnia, Americom (the ceding company) agreed to transfer to ULIC (the reinsurer) the net policy liabilities of the policies in force in certain states as ULIC became licensed in the various states. There were no reserve transfers in 2005. In 2006, the remaining reserve liability on this block of business of $11.4 million was transferred to ULIC. Under a modified coinsurance treaty, Americom ceded 100% of the risk to ULIC on all of the policies (on the books at the time of acquisition) not yet transferred to ULIC under the bulk assumption treaty. No modified coinsurance reserve credit was outstanding on this business at December 31, 2006 since the remaining block of business was transferred to ULIC in June 2006.

During 2005, the Company entered into a modified coinsurance agreement with an unaffiliated life insurance company to reinsure approximately $550,000 net statutory reserves of the Company's fixed- indexed annuity block. The transaction resulted in a ceding commission of $40,474 which was recorded to surplus. The deferred ceding commission was transferred to segregated surplus in 2006 and is being amortized into operating income as the profits emerge from this business. During 2007 and 2006, $3,457 and $2,495, respectively, of the ceding commission was amortized into operating income. The amount of ceded reserves related to this transaction at December 31, 2007 and 2006 was $583,267 and $592,018, respectively.

OM FINANCIAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2007, 2006 and 2005
(dollars in thousands)
--------------------------------------------------------------------------------

NOTE 9:  REINSURANCE (CONTINUED)

Effective December 31, 2000, the Company entered into a modified coinsurance agreement with an unaffiliated life insurance company to reinsure the net statutory reserves of the Company's immediate annuity block, which includes structured settlement annuities. The transaction resulted in a ceding commission of $30,000, which was credited to surplus in accordance with the retroactive reinsurance treatment of in-force blocks of business. The ceding commission was amortized into income over five years. At December 31, 2005, the Company had funds in the amount of $868,114 to support the reserves for the ceded policies which were maintained by the Company. This reinsurance agreement was terminated in January 2006 and the termination had no effect on the Company's operating income or surplus.

Effective December 1, 1997, the Company entered into a coinsurance contract with an unaffiliated life insurance company to cede 25% of a block of structured settlement annuity policies sold between 1987 and 1993. Under the coinsurance agreement, the investment risk of the ceded policies was transferred to the coinsurer; however, the policies will continue to be administered by the Company. The block had a statutory reserve of approximately $142,000 that was transferred to the coinsurer. The amount of ceded reserves related to this coinsurance transaction were $97,587 and $101,025 at December 31, 2007 and 2006, respectively.

Effective August 1, 1996, the Company entered into a coinsurance contract with an unaffiliated life insurance company to cede 100% of the remaining block of single premium deferred annuities that was originally sold through national investment broker dealers (the "broker SPDA block"). The broker SPDA block had a statutory reserve of approximately $951,000 that was ceded to the coinsurer. The amount of ceded reserves related to this transaction at December 31, 2007 and 2006, was $199,874 and $224,228, respectively. The transaction resulted in a ceding commission of $12,000 ($19,000 net of $7,000 tax) that was credited to the segregated surplus account. The ceding commission in the segregated surplus account is being amortized into operating income in proportion to the annual reduction of the block's ceded reserves. During 2007, 2006 and 2005, $476, $414 and $242 of the ceding commission, respectively, was amortized into operating income.

Approximately $9,500 (after tax) of gains were realized upon liquidation of the portfolio in connection with the 1996 coinsurance transaction. The Company released the $9,500 of current capital gains, in addition to approximately $30,000 of previously recognized capital gains which were being amortized through the IMR, into operating income. As a result, surplus increased by $39,500. Prior to Codification, the release of the $39,500 from the IMR during 1996 was a practice permitted by the MIA. In 1997, in conjunction with the aforementioned IMR release, the Company established a $10,000 voluntary investment reserve funded from policyholders' surplus. The voluntary investment reserve could not be reduced until 1999 and required MIA permission to do so. During 2005, upon permission from the MIA, the remaining balance in the voluntary investment reserve of $2,500 was released. As of December 31, 2005, this permitted practice had the effect of increasing surplus by $9,100 over what it would have been had prescribed accounting practices been followed without the variances permitted by regulatory authorities.

Amounts payable or recoverable for reinsurance on paid and unpaid claims are not subject to periodic or maximum limits. During 2007, 2006 and 2005, the Company did not write off any reinsurance balances nor commute any ceded reinsurance.

OM FINANCIAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2007, 2006 and 2005
(dollars in thousands)
--------------------------------------------------------------------------------

NOTE 9:  REINSURANCE (CONTINUED)

No policies issued by the Company have been reinsured with a foreign company which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits.

NOTE 10:  DIVIDEND RESTRICTIONS

Under Maryland law, as it applies to the Company, any proposed payment of a dividend is classified as an "extraordinary dividend" if it, together with the aggregate fair market value of other dividends or distributions made during the preceding twelve months, exceeds the lesser of 10% of adjusted capital and surplus as of the preceding December 31 or net gain from operations before realized capital gains or losses for the preceding year. No extraordinary dividends may be paid without prior approval of the MIA. The Company will not be permitted to distribute any dividends during 2008 without the prior approval of the MIA since the Company had a net loss from operations before realized capital gains and losses for 2007. No dividends were paid for the years ended December 31, 2006 or 2005. In April 2007, the Company sought and was granted approval from the MIA to pay an extraordinary dividend of $40,000 in cash to OMUSLH. The dividend was paid on May 14, 2007.

NOTE 11:  CAPITAL AND SURPLUS

Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. The RBC is used to evaluate the adequacy of capital and surplus maintained by an insurance company in relation to risks associated with: (i) asset risk, (ii) insurance risk, (iii) interest rate risk and (iv) business risk. The Company monitors the level of its RBC and has exceeded all of the NAIC's minimum requirements as of December 31, 2007 and 2006.

NOTE 12:  COMMITMENTS

The Company leases office space under a noncancelable operating lease that expires in 2010. This lease has renewal options through 2015 with adjustments in the renewal years. The Company also leases office furniture and office equipment under noncancelable operating leases that expire in 2011. The Company is not involved in any material sale-leaseback transactions. During the years ended December 31, 2007, 2006 and 2005, rent expense was $3,184, $2,386 and $2,642, respectively. At December 31, 2007, the minimum rental commitments for the next 4 years are as follows:

                         Year ending
                          December 31:        Amount
                        --------------        --------
                            2008             $  3,148
                            2009                3,208
                            2010                2,316
                            2011                  430
                                              --------
                          Total              $  9,102
                                              ========

OM FINANCIAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2007, 2006 and 2005
(dollars in thousands)
--------------------------------------------------------------------------------

NOTE 13:  CONTINGENCIES

The Company is assessed amounts by the state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. At December 31, 2007 and 2006, the Company has accrued $4,340 and $4,670 for guaranty fund assessments, respectively. This figure could change should any new insolvencies arise. Management reviews open insolvencies annually to decide if the guaranty fund accrual is sufficient. Future premium tax deductions at December 31, 2007 and 2006 are estimated at $3,609 and $3,694, respectively.

The Company is routinely engaged in litigation in the normal course of business, including defending claims for policy benefits and punitive damages. Certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals (e.g., Ow/Negrete v. Fidelity & Guaranty Life Insurance Company). The Company believes it has meritorious defenses to these claims and intends to defend the related litigation vigorously. In the opinion of management and in light of existing insurance, reinsurance and established reserves, such litigation is not expected to have a material adverse effect on the Company's financial position, although it is possible that the results of operations could be materially affected by an unfavorable outcome in any one annual period.

NOTE 14:  SEPARATE ACCOUNTS

Information regarding the separate accounts of the Company as of and for the years ended December 31, 2007, 2006 and 2005 is as follows:

                                                                    2007        2006       2005
                                                                 ---------   ---------  ----------
Premiums, deposits and other considerations:
   Non-indexed guarantee more than 4%                           $       -   $       -   $  75,000
   Non-guaranteed                                                   3,611           -           -
                                                                 ---------   ---------   ---------
     Total Premiums, deposits and other considerations          $   3,611   $       -   $  75,000
                                                                 =========   =========   =========

Reserves for separate accounts with assets at amortized cost    $ 424,425   $ 423,183   $ 566,762
Reserves for separate accounts with assets at fair value            3,579           -           -
                                                                 ---------   ---------   ---------
     Total Reserves                                             $ 428,004   $ 423,183   $ 566,762
                                                                 =========   =========   =========
Reserves for separate accounts by withdrawal characteristics:
   Not subject to discretionary withdrawal                      $ 424,425   $ 423,183   $ 566,762
   Subject to descretionary withdrawal at fair value                3,579           -           -
                                                                 ---------   ---------   ---------
     Total Reserves                                             $ 428,004   $ 423,183   $ 566,762
                                                                 =========   =========   =========
Reconciliation of net transfers to or (from) separate accounts:
   Transfers as reported in the summary of operations of
   the separate accounts:
     Transfers to separate accounts                             $   3,851   $       -   $       -
     Transfers from separate accounts                                 195           -           -
                                                                 ---------   ---------   ---------
     Net transfers to or (from) separate accounts               $   3,656   $       -   $       -
                                                                 =========   =========   =========
   Transfers as reported in the summary of operations
     of this financial statement                                $   3,656   $       -   $       -
                                                                 =========   =========   =========

OM FINANCIAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2007, 2006 and 2005
(dollars in thousands)
--------------------------------------------------------------------------------

NOTE 15:  RECONCILIATION OF AMOUNTS REPORTED IN THE COMPANY'S ANNUAL
          STATEMENT

Subsequent to the Company filing its Annual Statement with regulatory authorities for the year ended December 31, 2005 and prior to the completion of the Company's audited statutory financial statements, the Company determined that its aggregate reserves-life, accident and health were understated and that unrealized gains/losses on derivative instruments should have been reflected in surplus rather than the summary of operations. Management of the Company concluded that it was appropriate to reflect this correction in the audited financial statements for the year ended December 31, 2005.

The Company also corrected the recording of accretion of value for certain bonds and corrected several other amounts which had not been recorded based upon management's assessment that the amounts were not material individually or in the aggregate. The Company also determined that its current federal income tax recoverable was understated for 2006. These corrections and adjustments did not have a significant impact on the Company's risk based capital for 2005 or 2006. The adjustments to capital and surplus and the net loss for the year ended December 31, 2005 were recorded in the Annual Statement for the year ended December 31, 2006. Additionally, the Company chose to early adopt SSAP No. 93, "Accounting for Low Income Housing Tax Credit Property Investments".

OM FINANCIAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2007, 2006 and 2005
(dollars in thousands)
--------------------------------------------------------------------------------

NOTE 15: RECONCILIATION OF AMOUNTS REPORTED IN THE COMPANY'S ANNUAL STATEMENT (CONTINUED)

Reconciling items between the Company's Annual Statement filed with regulatory authorities and these financial statements for the years ended December 31, 2006 and 2005 are as follows:
                                                            2006         2005
                                                       -------------------------

Total capital and surplus per annual statement          $  647,364   $  670,356
      Tax adjustment                                           686          705
      Derivative valuation                                       -        4,033
      Bond Investment income                                     -       16,665
      Preferred stock valuation                                  -        1,468
      Asset valuation reserve adjustment                         -          354
      IMR adjustment                                             -          (30)
                                                         ----------   ----------
          Total capital and surplus                     $  648,050   $  693,551
                                                         ==========   ==========

Net loss per annual statement                           $ (165,610)  $ (157,886)
      Reserve adjustments                                        -      (13,992)
      Change of unrealized gains/losses on derivatives           -       40,638
      Tax adjustment                                          (242)      (8,387)
      Adoption of SSAP 93                                        -       (4,028)
      Bond Investment income                                     -        8,250
      Preferred stock valuation                                  -          934
      IMR adjustment                                             -         (103)
      Other                                                     10            -
                                                         ----------   ----------
          Net loss                                      $ (165,842)  $ (134,574)
                                                         ==========   ==========

OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA
OF OM FINANCIAL LIFE INSURANCE COMPANY

INDEX TO FINANCIAL STATEMENTS


                                                                        PAGE
--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm                   1
Statement of Assets and Liabilities, December 31, 2007                    2
Statements of Operations for the Period Ended December 31, 2007           4
Statements of Changes in Net Assets for the Period Ended
   December 31, 2007                                                      13
Notes to Financial Statements                                             22

                REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors of
OM Financial Life Insurance Company

Policyholders of Old Mutual Financial Network Separate Account VA of OM Financial Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the Old Mutual Financial Network Separate Account VA of OM Financial Life Insurance Company (comprised of the sub-accounts listed in note 1, (collectively, the Account), but not including those sub-accounts offered through the Beacon Advisor) as of December 31, 2007, and the related statements of operations and changes in net assets, and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts in the Account as of December 31, 2007, the results of their operations, the changes in their net assets, and the financial highlights for the period ended, in conformity with United States Generally Accepted Accounting Principles.


/s/  KPMG LLP

Baltimore, Maryland

April 21, 2008

OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA
OF OM FINANCIAL LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2007
---------------------------------------------------------------------------------------------------------

                                                                  SHARES          COST       FAIR VALUE
                                                                  ------          ----       ----------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
     VPS International Growth Portfolio B                                23          $ 678         $ 566
     VPS International Value Portfolio B                              8,696        222,627       216,353
AMERICAN CENTURY INVESTMENTS VARIABLE PORTFOLIOS, INC.
     VP Income & Growth Fund II                                          57            502           479
     VP International Class Fund II                                      48            496           570
     VP Mid Cap Value Fund II                                            36            522           469
     VP Value Fund II                                                    61            469           459
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
     Franklin Global Communication Securities Fund - Class 2             48            517           592
     Mutual Discovery Securities Fund - Class 2                          23            507           534
     Mutual Shares Securities Fund - Class 2                             25            518           497
     Franklin U.S. Government Fund - Class 2                          6,803         84,594        86,460
     Templeton Developing Markets Securities Fund - Class 2              39            581           631
     Templeton Global Asset Allocation Securities Fund - Class 2         37            699           535
     Templeton Global Income Securities Fund - Class 2                3,867         63,563        64,663
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
     Variable Small Cap Growth Portfolio II                             635         10,161         9,530
     Variable Fundamental Value Portfolio II                             22            521           487
     Smith Barney Aggressive Growth Portfolio II                         30            496           485
LEGG MASON PARTNERS VARIABLE INCOME TRUST
     Variable Strategic Bond Portfolio II                                50            516           500
NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
     AMT Lehman Brothers Short Duration Bond I                        8,995        117,748       116,936
     AMT Partners Portfolio Class I                                      25            548           524
     AMT Regency Portfolio Class S                                       28            508           489
     AMT Guardian Portfolio Class S                                   9,886        208,567       207,801
     AMT MidCap Growth Portfolio Class S                                784         22,124        22,046
OLD MUTUAL ADVISOR FUNDS
     VA Asset Allocation Balanced Portfolio                           2,063         22,052        21,804
     VA Asset Allocation Conservative Portfolio                       5,150         54,838        53,455
     VA Asset Allocation Moderate Growth Portfolio                  189,323      2,151,358     2,027,647
PIMCO VARIABLE INSURANCE TRUST
     VIT High Yield Portfolio                                           191          1,567         1,537
     VIT Long-Term U.S. Government Portfolio                          6,702         70,559        73,318
     VIT Commodity Real Return Strategy Portfolio                     4,200         52,053        56,066
     VIT Global Bond Portfolio                                           43            510           549
     VIT Money Market Portfolio                                     351,670        351,610       351,610
     VIT Real Return Portfolio                                        8,096         99,534       101,770
     VIT Total Return Portfolio                                       9,100         93,549        95,461
PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
     Cullen Value VCT Portfolio ll                                       36            467           482
     Equity Income VCT Portfolio II                                   8,697        216,723       207,769
     Pioneer Fund VCT Portfolio ll                                       20            498           502
     High Yield VCT Portfolio ll                                         46            518           512
     Small Cap Value VCT Portfolio ll                                   737         10,099         9,446
     Strategic Income VCT Portfolio ll                                   48            521           522
ROYCE CAPITAL FUND
     Micro-Cap Portfolio                                                256          3,836         3,448
     Small-Cap Portfolio                                                 48            515           474

See accompanying notes to financial statements.

                                        2

OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA
OF OM FINANCIAL LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
AS OF DECEMBER 31, 2007

T. ROWE PRICE EQUITY SERIES, INC.
     Blue Chip Growth-II                                                 46          $ 494         $ 540
     Equity Income-II                                                    21            534           497
     Health Sciences-II                                                  61            802           838
THIRD AVENUE VARIABLE SERIES TRUST
     Third Avenue Value Portfolio                                        27            803           689
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
     UIF Core Plus Fixed Income Portfolio II                            318          3,605         3,650
     UIF Emerging Markets Debt Portfolio ll                              62            545           526
     UIF Mid Cap Growth Portfolio II                                     39            519           569
     UIF Mid-Cap Value Portfolio II                                   1,155         22,422        21,996
LIFE INVESTMENT TRUST
     VK LIT Growth and Income Portfolio II                               23            518           499
                                                                              ------------- -------------
     Total investments                                                          $3,898,511     3,767,782
                                                                              =============
     Accounts receivable                                                                               -
                                                                                            -------------
     Total assets                                                                              3,767,782
     Accounts payable                                                                                 36
                                                                                            -------------
     Net assets                                                                              $ 3,767,746
                                                                                            =============

     Held for the benefit of contract holders                                                $ 3,664,636
     Attributable to OM Financial Life Insurance Company                                         103,110
                                                                                            -------------
     Net assets                                                                              $ 3,767,746
                                                                                            =============

See accompanying notes to financial statements.

OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA
OF OM FINANCIAL LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2007

---------------------------------------------------------------------------------------------------
                                       VPS           VPS             VP                       VP
                                  INTERNATIONAL  INTERNATIONAL    INCOME &       VP         MID CAP
                         TOTAL       GROWTH         VALUE         GROWTH     INTERNATIONAL   VALUE
                                   PORTFOLIO B   PORTFOLIO B      FUND II    CLASS FUND II  FUND II
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends              $  52,158        $  6     $     99        $   9        $  3          $ 3
 EXPENSES:
 Mortality and
   expense risk            15,706           7        1,322            7           7            8
                      ------------------------------------------------------------------------------
 Total expenses            15,706           7        1,322            7           7            8
                      ------------------------------------------------------------------------------
 Net investment
   income (loss)           36,452          (1)      (1,223)           2          (4)          (5)
                      ------------------------------------------------------------------------------
 NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS:
 Capital gain
   distributions           15,829         179          355            -           -            5
 Net realized gain
   (loss) on redemption
   of investment shares     2,236           -          298            -           -           59
                      ------------------------------------------------------------------------------
 Net realized gain
   (loss) on
   investments             18,065         179          653            -           -           64
                      ------------------------------------------------------------------------------
 Net unrealized
   appreciation
  (depreciation) of
  investments:
    Beginning of period         -           -            -            -           -            -
    End of year          (130,741)       (112)      (6,275)         (22)         73          (53)
                      ------------------------------------------------------------------------------
 Net unrealized
   appreciation
  (depreciation) during
    the period           (130,741)       (112)      (6,275)         (22)         73          (53)
                      ------------------------------------------------------------------------------
 Net realized and
   unrealized gain
   (loss) on
   investments          (112,676)         67       (5,622)         (22)         73           11
                      ------------------------------------------------------------------------------
 Net increase
   (decrease) in net
   assets from
   operations           $ (76,224)       $ 66     $ (6,845)       $ (20)       $ 69          $ 6
                      ==============================================================================


See accompanying notes to financial statements.

                                       4


OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA
OF OM FINANCIAL LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 2007

------------------------------------------------------------------------------------------------------
                                                                                           TEMPLETON
                                      FRANKLIN GLOBAL   MUTUAL      MUTUAL     FRANKLIN   DEVELOPING
                                       COMMUNICATION   DISCOVERY    SHARES       U.S.       MARKETS
                                       SECURITIES     SECURITIES  SECURITIES  GOVERNMENT  SECURITIES
                           VP VALUE       FUND -         FUND -      FUND -      FUND -     FUND -
                            FUND II      CLASS 2        CLASS 2     CLASS 2     CLASS 2     CLASS 2
-----------------------------------------------------------------------------------------------------
 Investment income:
 Dividends                   $  8          $  0          $ 8         $ 8       $  204         $ 13
 Expenses:
 Mortality and
   expense risk                 7             8            7           7          468            8
                      -------------------------------------------------------------------------------
 Total expenses                 7             8            7           7          468            8
                      -------------------------------------------------------------------------------
 Net investment
   income (loss)                1            (8)           1           1         (264)           5
                      -------------------------------------------------------------------------------
 Net realized and
   unrealized gains
   (losses) on
   investments:
 Capital gain
   distributions               39             -            6          17            -           43
 Net realized gain
   (loss) on redemption
   of investment shares       (97)           80            -           -          100           47
                      -------------------------------------------------------------------------------
 Net realized gain
   (loss) on
   investments                (58)           80            6          17          100           90
                      -------------------------------------------------------------------------------
 Net unrealized
   appreciation
  (depreciation) of
   investments:
    Beginning of period         -             -            -           -            -            -
    End of year               (14)           75           26         (22)       1,866           50
                      -------------------------------------------------------------------------------
 Net unrealized
   appreciation
  (depreciation) during
    the period                (14)           75           26         (22)       1,866           50
                      -------------------------------------------------------------------------------
 Net realized and
   unrealized gain
   (loss) on
   investments                (72)          155           32          (5)       1,966          140
                      -------------------------------------------------------------------------------
  Net increase
   (decrease) in net
   assets from
   operations                $ (71)        $ 147         $ 33        $ (4)     $ 1,702        $ 145
                      ===============================================================================

See accompanying notes to financial statements.

                                       5

OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA
OF OM FINANCIAL LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------------------------------------
                            TEMPLETON
                           GLOBAL ASSET   TEMPLETON      VARIABLE       VARIABLE    SMITH BARNEY   VARIABLE
                           ALLOCATION   GLOBAL INCOME     SMALL        FUNDAMENTAL   AGGRESSIVE    STRATEGIC
                           SECURITIES     SECURITIES    CAP GROWTH        VALUE        GROWTH        BOND
                              FUND -         FUND -     PORTFIOLIO     PORTFIOLIO    PORTFIOLIO   PORTFIOLIO
                             CLASS 2        CLASS 2         II             II            II           II
-------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
 Dividends                     $ 116       $    89         $   -         $   3         $   -         $   23
 EXPENSES:
 Mortality and
   expense risk                    7           370           108             7             7              7
                      --------------------------------------------------------------------------------------
 Total expenses                    7           370           108             7             7              7
                      --------------------------------------------------------------------------------------
 Net investment
   income (loss)                 109          (281)         (108)           (4)           (7)            16
                      --------------------------------------------------------------------------------------
 NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS:
 Capital gain
   distributions                  93             -           629            24             3              -
 Net realized gain
   (loss) on redemption
   of investment shares           (3)          209            54             -             -              -
                      --------------------------------------------------------------------------------------
 Net realized gain
   (loss) on investments          90           209           683            24             3              -
                      --------------------------------------------------------------------------------------
 Net unrealized
   appreciation
  (depreciation) of
  investments:
    Beginning of period            -             -             -             -             -              -
    End of year                 (165)        1,100          (630)          (34)          (11)           (16)
                      --------------------------------------------------------------------------------------
 Net unrealized
   appreciation
  (depreciation)
  during the period             (165)        1,100          (630)          (34)          (11)           (16)
                      --------------------------------------------------------------------------------------
 Net realized and
   unrealized gain
   (loss) on investments         (75)        1,309            53           (10)           (8)           (16)
                      --------------------------------------------------------------------------------------
 Net increase
   (decrease) in net
   assets from
   operations                  $  34       $ 1,028         $ (55)        $ (14)        $ (15)          $ (0)
                      ======================================================================================

See accompanying notes to financial statements.

                                       6

OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA
OF OM FINANCIAL LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 2007

-----------------------------------------------------------------------------------------------------------------
                                                                                            AMT MIDCAP
                            AMT LEHMAN         AMT PARTNERS   AMT REGENCY   AMT GUARDIAN      GROWTH    VA ASSET
                           BROTHERS SHORT       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO ALLOCATION
                           DURATION BOND          CLASS          CLASS          CLASS         CLASS     BALANCED
                                I                   I              S              S             S       PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
 Dividends                      $ 1,791           $  3          $   2          $  379         $   -        $ 279
 EXPENSES:
 Mortality and
   expense risk                     601              7              7           1,191           147           82
                          ---------------------------------------------------------------------------------------
 Total expenses                     601              7              7           1,191           147           82
                          ---------------------------------------------------------------------------------------
  Net investment
   income (loss)                  1,190             (4)            (5)           (812)         (147)         197
                          ---------------------------------------------------------------------------------------
 NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS:
 Capital gain
   distributions                      -             52             12               -             -          110
 Net realized gain
   (loss) on redemption
   of investment shares               8              -              -             589           313           37
                          ---------------------------------------------------------------------------------------
 Net realized gain
   (loss) on investments              8             52             12             589           313          147
                          ---------------------------------------------------------------------------------------
 Net unrealized
   appreciation
  (depreciation) of
  investments:
    Beginning of period               -              -              -               -             -            -
    End of year                    (812)           (24)           (18)           (766)          (78)        (248)
                          ---------------------------------------------------------------------------------------
 Net unrealized
   appreciation
  (depreciation)
  during the period                (812)           (24)           (18)           (766)          (78)        (248)
                          ---------------------------------------------------------------------------------------
 Net realized and
   unrealized gain
   (loss) on investments           (804)            28             (6)           (177)          235         (101)
                          ---------------------------------------------------------------------------------------
 Net increase
   (decrease) in
   net assets
   from operations              $   386           $ 24          $ (11)         $ (989)         $ 88        $  96
                          =======================================================================================

See accompanying notes to financial statements.

                                        7

OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA
OF OM FINANCIAL LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 2007

----------------------------------------------------------------------------------------------------------------------
                                                 VA ASSET                                          VIT
                                VA ASSET        ALLOCATION                       VIT LONG-       COMMODITY     VIT
                               ALLOCATION        MODERATE       VIT HIGH         TERM U.S.      REAL RETURN   GLOBAL
                               CONSERVATIVE      GROWTH           YIELD         GOVERNMENT       STRATEGY      BOND
                                PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO   PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
 Dividends                       $ 1,311       $ 35,057             $ 43          $   805        $ 1,339         $ 15
 EXPENSES:
 Mortality and
   expense risk                      142          5,343                9              400            359            7
                           -------------------------------------------------------------------------------------------
 Total expenses                      142          5,343                9              400            359            7
                           -------------------------------------------------------------------------------------------
  Net investment
   income (loss)                   1,169         29,714               34              405            980            8
                           -------------------------------------------------------------------------------------------
 NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS:
 Capital gain
   distributions                     134         12,589                -                -              -            1
 Net realized gain
   (loss) on redemption
   of investment shares               (1)            (3)               -              228          1,108            -
                           -------------------------------------------------------------------------------------------
 Net realized gain
   (loss) on investments             133         12,586                -              228          1,108            1
                           -------------------------------------------------------------------------------------------
 Net unrealized
   appreciation
  (depreciation) of investments:
    Beginning of period                -              -                -                -              -            -
    End of year                   (1,384)      (123,711)             (30)           2,758          4,013           39
                           -------------------------------------------------------------------------------------------
 Net unrealized
   appreciation
  (depreciation)
  during the period               (1,384)      (123,711)             (30)           2,758          4,013           39
                           -------------------------------------------------------------------------------------------
 Net realized and
   unrealized gain
   (loss) on investments          (1,251)      (111,125)             (30)           2,986          5,121           40
                           -------------------------------------------------------------------------------------------
 Net increase
   (decrease) in
   net assets
   from operations               $   (82)      $(81,411)            $  4          $ 3,391        $ 6,101         $ 48
                           ===========================================================================================

See accompanying notes to financial statements.

                                       8

OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA
OF OM FINANCIAL LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 2007

-----------------------------------------------------------------------------------------------------------------------
                               VIT MONEY       VIT REAL       VIT TOTAL     CULLEN VALUE   EQUITY INCOME  PIONEER FUND
                                 MARKET         RETURN         RETURN       VCT PORTFOLIO  VCT PORTFOLIO  VCT PORTFOLIO
                               PORTFOLIO       PORTFOLIO      PORTFOLIO           II             II           II
-----------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
 Dividends                      $ 6,409         $ 1,045       $ 1,062            $  4          $  1,737         $ 5
 EXPENSES:
 Mortality and
   expense risk                   2,447             514           498               8             1,199           7
                         ----------------------------------------------------------------------------------------------
 Total expenses                   2,447             514           498               8             1,199           7
                         ----------------------------------------------------------------------------------------------
  Net investment
   income (loss)                  3,962             531           564              (4)              538          (2)
                         ----------------------------------------------------------------------------------------------
 NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS:
 Capital gain
   distributions                      -             228             -               -               289           -
 Net realized gain
   (loss) on redemption
   of investment shares               -             236           131             (20)             (673)          -
                         ----------------------------------------------------------------------------------------------
 Net realized gain
   (loss) on investments              -             464           131             (20)             (384)          -
                         ----------------------------------------------------------------------------------------------
 Net unrealized
   appreciation
  (depreciation) of investments:
    Beginning of period               -               -             -               -                 -           -
    End of year                       -           2,235         1,912              15            (8,955)          4
                         ----------------------------------------------------------------------------------------------
 Net unrealized
   appreciation
  (depreciation)
  during the period                   -           2,235         1,912              15            (8,955)          4
                         ----------------------------------------------------------------------------------------------
 Net realized and
   unrealized gain
   (loss) on investments              -           2,699         2,043              (5)           (9,339)          4
                         ----------------------------------------------------------------------------------------------
 Net increase
   (decrease) in
   net assets
   from operations              $ 3,962         $ 3,230       $ 2,607            $ (9)         $ (8,801)        $ 2
                         ==============================================================================================

See accompanying notes to financial statements.

                                       9

OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA
OF OM FINANCIAL LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 2007

-----------------------------------------------------------------------------------------------------------------
                               HIGH YIELD      SMALL CAP        STRATEGIC
                             VCT PORTFOLIO     VALUE VCT        INCOME VCT     MICRO-CAP    SMALL-CAP   BLUE CHIP
                                   II         PORTFOLIO II     PORTFOLIO II    PORTFOLIO    PORTFOLIO   GROWTH-II
-----------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
 Dividends                         $ 23         $    8             $ 24         $  41        $    -        $  0
 EXPENSES:
 Mortality and
   expense risk                       7             72                7            40             7            7
                         ----------------------------------------------------------------------------------------
 Total expenses                       7             72                7            40             7            7
                         ----------------------------------------------------------------------------------------
 Net investment
   income (loss)                     16            (64)              17             1            (7)          (7)
                         ----------------------------------------------------------------------------------------
 NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS:
 Capital gain
   distributions                      -            292                3           297            22            -
 Net realized gain
   (loss) on redemption
   of investment shares               -           (373)               -             2             -            -
                         ----------------------------------------------------------------------------------------
 Net realized gain
   (loss) on investments              -            (81)               3           299            22            -
                         ----------------------------------------------------------------------------------------
 Net unrealized
   appreciation
  (depreciation)
  of investments:
    Beginning of period               -              -                -             -             -            -
    End of year                      (7)          (654)               1          (388)          (41)          47
                         ----------------------------------------------------------------------------------------
 Net unrealized
   appreciation
  (depreciation)
  during the period                  (7)          (654)               1          (388)          (41)          47
                         ----------------------------------------------------------------------------------------
 Net realized and
   unrealized gain
   (loss) on investments             (7)          (735)               4           (89)          (19)          47
                         ----------------------------------------------------------------------------------------
 Net increase
   (decrease) in
   net assets
   from operations                 $  9         $ (799)            $ 21         $ (88)        $ (26)        $ 40
                         ========================================================================================

See accompanying notes to financial statements.

                                       10


OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA
OF OM FINANCIAL LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 2007

----------------------------------------------------------------------------------------------------------------
                                                                          UIF CORE    UIF EMERGING     UIF
                                                                         PLUS FIXED     MARKETS      MID CAP
                                                                           INCOME         DEBT       GROWTH
                             EQUITY INCOME     HEALTH     THIRD AVENUE    PORTFOLIO     PORTFOLIO   PORTFOLIO
                                   II       SCIENCES-II  VALUE PORTFOLIO     II             II         II
----------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
 Dividends                         $  8         $   -          $  15       $ 108            $ 35       $   -
 EXPENSES:
 Mortality and
   expense risk                       7            11             10          40               7           7
                         --------------------------------------------------------------------------------------
 Total expenses                       7            11             10          40               7           7
                         --------------------------------------------------------------------------------------
  Net investment
   income (loss)                      1           (11)             5          68              28          (7)
                         --------------------------------------------------------------------------------------
 NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS:
 Capital gain
   distributions                     32            62             49           -              17          25
 Net realized gain
   (loss) on redemption
   of investment shares               -             -              -           -               -           -
                         --------------------------------------------------------------------------------------
 Net realized gain
   (loss) on investments             32            62             49           -              17          25
                         --------------------------------------------------------------------------------------
 Net unrealized
   appreciation
  (depreciation) of investments:
    Beginning of period               -             -              -           -               -           -
    End of year                     (34)           36           (114)         41             (20)         50
                         --------------------------------------------------------------------------------------
 Net unrealized
   appreciation
  (depreciation)
  during the period                 (34)           36           (114)         41             (20)         50
                         --------------------------------------------------------------------------------------
 Net realized and
   unrealized gain
   (loss) on investments             (2)           98            (65)         41              (3)         75
                         --------------------------------------------------------------------------------------
  Net increase
   (decrease) in
   net assets
   from operations                 $ (1)         $ 87          $ (60)      $ 109            $ 25        $ 68
                         ======================================================================================


See accompanying notes to financial statements.

                                       11

OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA
OF OM FINANCIAL LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 2007

----------------------------------------------------------------
                               UIF MID-CAP        VK LIT
                            VALUE PORTFOLIO   GROWTH AND INCOME
                                  II            PORTFOLIO II
----------------------------------------------------------------
 INVESTMENT INCOME:
 Dividends                        $   10            $ 7
 EXPENSES:
 Mortality and                       147              7
   expense risk
                          -------------------------------------
 Total expenses                      147              7
                          -------------------------------------
 Net investment                     (137)             -
   income (loss)
                          -------------------------------------
 NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS:
 Capital gain                        203             19
   distributions
 Net realized gain                   (92)             -
   (loss) on redemption
   of investment shares
                          -------------------------------------
 Net realized gain                   111             19
   (loss) on investments
                          -------------------------------------
 Net unrealized
   appreciation
  (depreciation)
  of investments:
    Beginning of period                -              -
    End of year                     (425)           (19)
                          -------------------------------------
  Net unrealized                    (425)           (19)
   appreciation
  (depreciation)
  during the period
                          -------------------------------------
 Net realized and                   (314)             -
   unrealized gain
   (loss) on investments
                          -------------------------------------
  Net increase
   (decrease) in
   net assets
   from operations                $ (451)           $ -
                          ====================================


See accompanying notes to financial statements.

OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA
OF OM FINANCIAL LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2007

---------------------------------------------------------------------------------------------------------------------
                                                     VPS           VPS            VP                           VP
                                                INTERNATIONAL  INTERNATIONAL   INCOME &        VP           MID CAP
                                       TOTAL       GROWTH         VALUE        GROWTH     INTERNATIONAL      VALUE
                                                  PORTFOLIO B   PORTFOLIO B     FUND II    CLASS FUND II    FUND II
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
 Net Investment income
   (loss)                         $    36,452       $  (1)     $  (1,223)         $   2         $   (4)      $  (5)
 Net realized gain (loss)
   on investments                      18,065         179            653              -              -          64
 Net unrealized
   appreciation (depreciation)
   during the period                 (130,741)       (112)        (6,275)           (22)            73         (53)
                                --------------------------------------------------------------------------------------
 Net increase (decrease) in
   net assets from operations         (76,224)         66         (6,845)           (20)            69           6
                                --------------------------------------------------------------------------------------
 FROM VARIABLE ANNUITY
   CONTRACT TRANSACTIONS:
 Contractholders'
   premiums                         3,511,245           -         15,164              -              -           -
 Surrenders and forfeitures            (5,312)          -           (940)             -              -           -
 Transfers between portfolios
   and Guaranteed Accounts            238,037          (1)       200,060              -              -         (37)
                                --------------------------------------------------------------------------------------
  Net increase (decrease) in
   net assets derived from
   contract transactions            3,743,970          (1)       214,284              -              -         (37)
                                --------------------------------------------------------------------------------------
Amounts contributed
   by OM Financial Life
   Insurance Company                  100,000         500          8,900            500            500         500
                                --------------------------------------------------------------------------------------
 Total increase
   in net assets                    3,767,746         565        216,339            480            569         469
 NET ASSETS
    Beginning of period                     -           -              -              -              -           -
                                --------------------------------------------------------------------------------------
    End of year                   $ 3,767,746       $ 565      $ 216,339          $ 480          $ 569       $ 469
                                ======================================================================================
 CHANGES IN UNITS:
    Beginning units                         -           -              -              -              -           -
    Units purchased                   696,402          48         21,916             48             48          49
    Units sold                        341,704           -          1,430              -              -           -
                                --------------------------------------------------------------------------------------
     Ending units                     354,698          48         20,486             48             48          49
                                ======================================================================================

See accompanying notes to financial statements.

                                       13

OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA
OF OM FINANCIAL LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 2007

----------------------------------------------------------------------------------------------------------------------
                                                                                           TEMPLETON
                                              FRANKLIN GLOBAL    MUTUAL       MUTUAL       FRANKLIN      DEVELOPING
                                               COMMUNICATION    DISCOVERY     SHARES          U.S.        MARKETS
                                                 SECURITIES     SECURITIES   SECURITIES    GOVERNMENT    SECURITIES
                                     VP VALUE       FUND -       FUND -        FUND -         FUND -        FUND -
                                     FUND II       CLASS 2       CLASS 2       CLASS 2        CLASS 2      CLASS 2
----------------------------------------------------------------------------------------------------------------------

 FROM OPERATIONS:
 Net Investment income
   (loss)                           $   1           $  (8)       $   1        $   1          $ (264)         $   5
 Net realized gain (loss)
   on investments                     (58)             80            6           17             100             90
 Net unrealized
   appreciation (depreciation)
   during the period                  (14)             75           26          (22)          1,866             50
                             ----------------------------------------------------------------------------------------
 Net increase (decrease) in           (71)            147           33           (4)          1,702            145
   net assets from operations
                             ----------------------------------------------------------------------------------------
 FROM VARIABLE ANNUITY
   CONTRACT TRANSACTIONS:
 Contractholders'
   premiums                             -               -            -            -           7,049              -
 Surrenders and forfeitures             -               -            -            -            (294)             -
 Transfers between portfolios
   and Guaranteed Accounts             26             (56)           -            -          73,701            (15)
                             ----------------------------------------------------------------------------------------
 Net increase (decrease) in
   net assets derived from
   contract transactions               26             (56)           -            -          80,456            (15)
                           ----------------------------------------------------------------------------------------
Amounts contributed
   by OM Financial Life
   Insurance Company                  500             500          500          500           4,300            500
                           ----------------------------------------------------------------------------------------
 Total increase
   in net assets                      455             591          533          496          86,458            630
 NET ASSETS:
    Beginning of period                 -               -            -            -               -              -
                           ----------------------------------------------------------------------------------------
    End of year                     $ 455           $ 591        $ 533        $ 496        $ 86,458          $ 630
                           ========================================================================================
 CHANGES IN UNITS:
    Beginning units                     -               -            -                            -              -
    Units purchased                    49              49           49           49           8,786             48
    Units sold                          -               -            -            -             484              -
                           ----------------------------------------------------------------------------------------
    Ending units                       49              49           49           49           8,302             48
                           ========================================================================================

See accompanying notes to financial statements.

                                      14

OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA
OF OM FINANCIAL LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------------------------------------------
                                    TEMPLETON
                                   GLOBAL ASSET     TEMPLETON      VARIABLE     VARIABLE    SMITH BARNEY   VARIABLE
                                    ALLOCATION    GLOBAL INCOME     SMALL      FUNDAMENTAL   AGGRESSIVE    STRATEGIC
                                    SECURITIES     SECURITIES     CAP GROWTH      VALUE        GROWTH        BOND
                                      FUND -         FUND -       PORTFIOLIO   PORTFIOLIO    PORTFIOLIO   PORTFIOLIO
                                      CLASS 2        CLASS 2           II          II            II           II
-------------------------------------------------------------------------------------------------------------------

 FROM OPERATIONS:
 Net Investment income
   (loss)                             $ 109        $   (281)         $  (108)      $  (4)       $  (7)       $  16
 Net realized gain (loss)
   on investments
 Net unrealized                          90             209              683          24            3            -
   appreciation (depreciation)
   during the period                   (165)          1,100             (630)        (34)         (11)         (16)
                             --------------------------------------------------------------------------------------
 Net increase (decrease) in
   net assets from operations            34           1,028              (55)        (14)         (15)          (0)
                             --------------------------------------------------------------------------------------
 FROM VARIABLE ANNUITY
   CONTRACT TRANSACTIONS:
 Contractholders'
   premiums                               -           5,041              508           -            -            -
 Surrenders and forfeitures               -            (242)             (47)          -            -            -
 Transfers between portfolios
   and Guaranteed Accounts                -          55,834            7,811           -            -            -
                             --------------------------------------------------------------------------------------
 Net increase (decrease) in
   net assets derived from
   contract transactions                  -          60,633            8,272           -            -            -
                             --------------------------------------------------------------------------------------
 Amounts contributed
   by OM Financial Life
   Insurance Company                    500           3,000            1,300         500          500          500
                             --------------------------------------------------------------------------------------
 Total increase
   in net assets                        534          64,661            9,517         486          485          500
 NET ASSETS:
    Beginning of period                   -               -                -           -            -            -
                             --------------------------------------------------------------------------------------
    End of year                       $ 534        $ 64,661          $ 9,517       $ 486        $ 485        $ 500
                             ======================================================================================
 CHANGES IN UNITS:
    Beginning units                       -               -                -           -            -            -
    Units purchased                      49           6,219            2,667          49           49           50
    Units sold                            -             348            1,456           -            -            -
                             --------------------------------------------------------------------------------------
     Ending units                        49           5,871            1,211          49           49           50
                             ======================================================================================

See accompanying notes to financial statements.

                                       15

OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA
OF OM FINANCIAL LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 2007

---------------------------------------------------------------------------------------------------------------------
                                                                                              AMT MIDCAP
                                     AMT LEHMAN    AMT PARTNERS  AMT REGENCY   AMT GUARDIAN      GROWTH    VA ASSET
                                   BROTHERS SHORT  PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO  ALLOCATION
                                    DURATION BOND     CLASS         CLASS          CLASS         CLASS     BALANCED
                                          I              I             S             S             S       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
 FROM OPERATIONS:
 Net Investment income
   (loss)                            $   1,190       $  (4)        $  (5)      $    (812)      $   (147)     $   197
 Net realized gain (loss)
   on investments                            8          52            12             589            313          147
 Net unrealized
   appreciation (depreciation)
   during the period                      (812)        (24)          (18)           (766)           (78)        (248)
                                -------------------------------------------------------------------------------------
 Net increase (decrease) in
   net assets from operations              386          24           (11)           (989)            88           96
                                -------------------------------------------------------------------------------------
 FROM VARIABLE ANNUITY
   CONTRACT TRANSACTIONS:
 Contractholders'
   premiums                             10,057           -             -          16,139          1,516            -
 Surrenders and forfeitures               (337)          -             -            (813)           (94)        (521)
 Transfers between portfolios
   and Guaranteed Accounts              99,130           -             -         184,259         18,635       21,729
                                -------------------------------------------------------------------------------------
 Net increase (decrease) in
   net assets derived from
   contract transactions               108,850           -             -         199,585         20,057       21,208
                                -------------------------------------------------------------------------------------
Amounts contributed
   by OM Financial Life
   Insurance Company                     7,700         500           500           9,200          1,900          500
                                -------------------------------------------------------------------------------------
 Total increase
   in net assets                       116,936         524           489         207,796         22,045       21,804
 NET ASSETS:
    Beginning of period                      -           -             -               -              -            -
                                -------------------------------------------------------------------------------------
    End of year                      $ 116,936       $ 524         $ 489       $ 207,796       $ 22,045     $ 21,804
                                =====================================================================================
 CHANGES IN UNITS:
    Beginning units                          -           -             -               -              -            -
    Units purchased                     12,003          48            48          21,517          2,154        2,095
    Units sold                             594           -             -           1,439            264           49
                                -------------------------------------------------------------------------------------
     Ending units                       11,409          48            48          20,078          1,890        2,046
                                =====================================================================================

See accompanying notes to financial statements.

                                       16

OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA
OF OM FINANCIAL LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 2007

--------------------------------------------------------------------------------------------------------------------
                                                    VA ASSET                                   VIT
                                      VA ASSET      ALLOCATION                 VIT LONG-     COMMODITY     VIT
                                     ALLOCATION     MODERATE     VIT HIGH      TERM U.S.    REAL RETURN   GLOBAL
                                    CONSERVATIVE    GROWTH         YIELD      GOVERNMENT     STRATEGY      BOND
                                     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO   PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
 FROM OPERATIONS:
 Net Investment income
   (loss)                             $  1,169    $   29,714       $    34     $    405      $    980      $   8
 Net realized gain (loss)
   on investments                          133        12,586             -          228         1,108          1
 Net unrealized
   appreciation (depreciation)
   during the period                    (1,384)     (123,711)          (30)       2,758         4,013         39
                               -------------------------------------------------------------------------------------
 Net increase (decrease) in
   net assets from operations              (82)      (81,411)            4        3,391         6,101         48
                               -------------------------------------------------------------------------------------
 FROM VARIABLE ANNUITY
   CONTRACT TRANSACTIONS:
 Contractholders'
   premiums                             50,000             -             -        6,041         4,041          -
 Surrenders and forfeitures                  -             -             -         (251)         (247)         -
 Transfers between portfolios
   and Guaranteed Accounts               3,037     2,108,530         1,032       60,138        43,765          -
                               -------------------------------------------------------------------------------------
 Net increase (decrease) in
   net assets derived from
   contract transactions                53,037     2,108,530         1,032       65,928        47,559          -
                               -------------------------------------------------------------------------------------
Amounts contributed
   by OM Financial Life
   Insurance Company                       500           500           500        4,000         2,400        500
                               -------------------------------------------------------------------------------------
 Total increase
   in net assets                        53,455     2,027,619         1,536       73,319        56,060        548
 NET ASSETS:
    Beginning of period                      -             -             -            -             -          -
                               -------------------------------------------------------------------------------------
    End of year                       $ 53,455   $ 2,027,619       $ 1,536     $ 73,319      $ 56,060      $ 548
                               =====================================================================================
 CHANGES IN UNITS:
    Beginning units                          -             -             -            -             -          -
    Units purchased                      5,130       188,134           151        7,525         5,175         50
    Units sold                               -           189             -          705           814          -
                               -------------------------------------------------------------------------------------
    Ending units                         5,130       187,945           151        6,820         4,361         50
                               =====================================================================================

See accompanying notes to financial statements.

                                       17

OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA
OF OM FINANCIAL LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 2007

----------------------------------------------------------------------------------------------------------------------
                                    VIT MONEY     VIT REAL     VIT TOTAL    CULLEN VALUE   EQUITY INCOME  PIONEER FUND
                                     MARKET       RETURN       RETURN      VCT PORTFOLIO  VCT PORTFOLIO  VCT PORTFOLIO
                                   PORTFOLIO     PORTFOLIO    PORTFOLIO          II             II            II
----------------------------------------------------------------------------------------------------------------------
 FROM OPERATIONS:
 Net Investment income
   (loss)                           $  3,962     $    531     $    564        $   (4)       $     538      $   (2)
 Net realized gain (loss)
   on investments                          -          464          131           (20)            (384)          -
 Net unrealized
   appreciation (depreciation)
   during the period                       -        2,235        1,912            15           (8,955)          4
                              ----------------------------------------------------------------------------------------
 Net increase (decrease) in
   net assets from operations          3,962        3,230        2,607            (9)          (8,801)          2
                              ----------------------------------------------------------------------------------------
 FROM VARIABLE ANNUITY
   CONTRACT TRANSACTIONS:
 Contractholders'
   premiums                        3,360,428        9,049        8,049             -           16,139           -
 Surrenders and forfeitures                -         (297)        (294)            -             (796)          -
 Transfers between portfolios
  and Guaranteed Accounts         (3,028,275)      83,897       79,110            22          192,021           -
                              ----------------------------------------------------------------------------------------
 Net increase (decrease) in
   net assets derived from
   contract transactions             332,153       92,649       86,865            22          207,364           -
                              ----------------------------------------------------------------------------------------
Amounts contributed
   by OM Financial Life
   Insurance Company                  15,500        5,900        6,000           500            9,200         500
                              ----------------------------------------------------------------------------------------
 Total increase
   in net assets                     351,615      101,779       95,472           513          207,763         502
 NET ASSETS:
    Beginning of period                    -            -            -             -                -           -
                              ----------------------------------------------------------------------------------------
    End of year                    $ 351,615    $ 101,779     $ 95,472         $ 513        $ 207,763       $ 502
                              ========================================================================================
 CHANGES IN UNITS:
    Beginning units                        -            -            -             -                -           -
    Units purchased                  364,257       10,188        9,805            49           22,981          49
    Units sold                       329,927          845          835             -            1,881           -
                              ----------------------------------------------------------------------------------------
    Ending units                      34,330        9,343        8,970            49           21,100          49
                              =======================================================================================

                                       18

See accompanying notes to financial statements.

OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA
OF OM FINANCIAL LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 2007

---------------------------------------------------------------------------------------------------------------------
                                    HIGH YIELD      SMALL CAP      STRATEGIC
                                   VCT PORTFOLIO     VALUE VCT      INCOME VCT    MICRO-CAP   SMALL-CAP   BLUE CHIP
                                         II         PORTFOLIO II   PORTFOLIO II   PORTFOLIO   PORTFOLIO   GROWTH-II
---------------------------------------------------------------------------------------------------------------------
 FROM OPERATIONS:
 Net Investment income
   (loss)                              $  16        $   (64)         $  17         $   1       $   (7)      $   (7)
 Net realized gain (loss)
   on investments                          -            (81)             3           299           22            -
 Net unrealized
   appreciation (depreciation)
   during the period                      (7)          (654)             1          (388)         (41)          47
                                -------------- -------------- -------------- ------------- ------------ --------------
 Net increase (decrease) in
   net assets from operations              9           (799)            21           (88)         (26)          40
                               -------------- -------------- -------------- ------------- ------------ --------------
 FROM VARIABLE ANNUITY
   CONTRACT TRANSACTIONS:
 Contractholders'
   premiums                                -            508              -             -            -            -
 Surrenders and forfeitures                -            (46)             -             -            -            -
 Transfers between portfolios
   and Guaranteed Accounts                 1          8,484              -         3,036            -            -
                               -------------- -------------- -------------- ------------- ------------ --------------
 Net increase (decrease) in
   net assets derived from
   contract transactions                   1          8,946              -         3,036            -            -
                                -------------- -------------- -------------- ------------- ------------ --------------
Amounts contributed
   by OM Financial Life
   Insurance Company                     500          1,300            500           500          500          500
                                -------------- -------------- -------------- ------------- ------------ --------------
   Total increase
   in net assets                         510          9,447            521         3,448          474          540
 NET ASSETS:
    Beginning of period                    -              -              -             -            -            -
                               -------------- -------------- -------------- ------------- ------------ --------------
    End of year                        $ 510        $ 9,447          $ 521       $ 3,448        $ 474        $ 540
                               ============== ============== ============== ============= ============ ==============
  CHANGES IN UNITS:
     Beginning units                       -              -              -             -            -            -
     Units purchased                      49          1,255             50           334           49           50
     Units sold                            -            211              -             -            -            -
                               --------------------------------------------------------------------------------------
     Ending units                         49          1,044             50           334           49           50
                               ======================================================================================


See accompanying notes to financial statements.

                                       19

OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA
OF OM FINANCIAL LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 2007

---------------------------------------------------------------------------------------------------------------
                                                                          UIF CORE    UIF EMERGING     UIF
                                                                         PLUS FIXED     MARKETS      MID CAP
                                                                           INCOME         DEBT       GROWTH
                             EQUITY INCOME     HEALTH     THIRD AVENUE    PORTFOLIO     PORTFOLIO   PORTFOLIO
                                   II       SCIENCES-II  VALUE PORTFOLIO     II             II         II
---------------------------------------------------------------------------------------------------------------
 FROM OPERATIONS:
 Net Investment income
   (loss)                         $    1      $   (11)        $   5         $   68        $   28      $   (7)
 Net realized gain (loss)
   on investments                     32           62            49              -            17          25
 Net unrealized
   appreciation (depreciation)
   during the period                 (34)          36          (114)            41           (20)         50
                            ------------- ------------ ------------- -------------- ------------- -------------
 Net increase (decrease) in
   net assets from operations         (1)          87           (60)           109            25          68
                            ------------- ------------ ------------- -------------- ------------- -------------
 FROM VARIABLE ANNUITY
   CONTRACT TRANSACTIONS:
 Contractholders'
   premiums                            -            -             -              -             -           -
 Surrenders and forfeitures            -            -             -              -             -           -
 Transfers between portfolios
   and Guaranteed Accounts             -            -             -          3,036             -           -
                            ------------- ------------ ------------- -------------- ------------- -------------
 Net increase (decrease) in
   net assets derived from
   contract transactions               -            -             -          3,036             -           -
                            ------------- ------------ ------------- -------------- ------------- -------------
 Amounts contributed
   by OM Financial Life
   Insurance Company                 500          750           750            500           500         500
                            ------------- ------------ ------------- -------------- ------------- -------------
 Total increase
   in net assets                     499          837           690          3,645           525         568
 NET ASSETS:
    Beginning of period                -            -             -              -             -           -
                            ------------- ------------ ------------- -------------- ------------- -------------
    End of year                    $ 499        $ 837         $ 690        $ 3,645         $ 525       $ 568
                            ============= ============ ============= ============== ============= =============
 CHANGES IN UNITS:
    Beginning units                    -            -             -              -             -           -
    Units purchased                   49           73            73            352            50          48
    Units sold                         -            -             -              -             -           -
                            -----------------------------------------------------------------------------------
    Ending units                      49           73            73            352            50          48
                            ===================================================================================

See accompanying notes to financial statements.

                                       20

OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA
OF OM FINANCIAL LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 2007

----------------------------------------------------------------
                                UIF MID-CAP         VK LIT
                             VALUE PORTFOLIO   GROWTH AND INCOME
                                   II            PORTFOLIO II
----------------------------------------------------------------
 FROM OPERATIONS:
 Net Investment income
   (loss)                             $ (137)           $ -
 Net realized gain (loss)
   on investments                        111             19
 Net unrealized
   appreciation (depreciation)
   during the period                    (425)           (19)
                               -------------- -----------------
 Net increase (decrease) in
   net assets from operations           (451)             -
                               -------------- -----------------
 FROM VARIABLE ANNUITY
   CONTRACT TRANSACTIONS:
 Contractholders'
   premiums                            1,516              -
 Surrenders and forfeitures              (93)             -
 Transfers between portfolios
   and Guaranteed Accounts            19,128             (1)
                               -------------- -----------------
 Net increase (decrease) in
   net assets derived from
   contract transactions              20,551             (1)
                               -------------- -----------------
Amounts contributed
   by OM Financial Life
   Insurance Company                   1,900            500
                               -------------- -----------------
 Total increase
   in net assets                      22,000            499
 NET ASSETS:
    Beginning of period                    -              -
                               -------------- -----------------
    End of year                     $ 22,000          $ 499
                               ============== =================
 CHANGES IN UNITS:
    Beginning units                        -              -
    Units purchased                    2,340             49
    Units sold                           233              -
                               --------------------------------
    Ending units                       2,107             49
                               ================================

See accompanying notes to financial statements.

OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA
OF OM FINANCIAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

NOTE 1:  ORGANIZATION

On July 31, 2006, the Old Mutual Financial Network Separate Account VA ("Separate Account") was established under the provisions of Maryland law as a separate investment account of OM Financial Life Insurance Company ("OMFLIC"). The operations of the Separate Account commenced on February 2, 2007. OMFLIC is an indirect wholly owned subsidiary of Old Mutual plc. Under Maryland law, OMFLIC owns the Separate Account assets, but they are held separately from OMFLIC's other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the "Contracts") are allocated until maturity or termination of the Contracts. A contract owner may allocate all or a part of the premiums paid to the underlying mutual fund options ("Subaccounts") of a number of open-end investment management companies within the Separate Account or to options available in the general account of OMFLIC.

The Contracts are registered with the Securities and Exchange Commission (`SEC") as Beacon Navigator or Beacon Advisor. No Contracts were sold under the Beacon Advisor in 2007. The underlying mutual fund options are not available to the general public directly. The Contracts are distributed through various broker-dealers ("Distributors") contracted by Old Mutual Financial Network Securities, Inc., which is also an indirect wholly owned subsidiary of Old Mutual plc. All persons selling the Contracts are registered representatives of the Distributors, and are licensed and appointed by Old Mutual Financial Network Securities, Inc.

OMFLIC has structured the Separate Account as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Separate Account is comprised of seventy-one Subaccounts:

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
     VPS International Growth Portfolio B
     VPS International Value Portfolio B
AMERICAN CENTURY INVESTMENTS VARIABLE PORTFOLIOS, INC.
     VP Income & Growth II
     VP International Class Fund II
     VP Mid Cap Value Fund II
     VP Value Fund II
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
     Franklin Global Communication Securities Fund - Class 2
     Mutual Discovery Securities Fund - Class 2
     Mutual Shares Securities Fund - Class 2
     Franklin U.S. Government Fund - Class 2
     Templeton Developing Markets Securities Fund - Class 2
     Templeton Global Asset Allocation Securities Fund - Class 2
     Templeton Global Income Securities Fund - Class 2
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
     Variable Small Cap Growth Portfolio II
     Variable Fundamental Value Portfolio II
     Smith Barney Aggressive Growth Portfolio II
LEGG MASON PARTNERS VARIABLE INCOME TRUST
     Variable Strategic Bond Portfolio II

OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA
OF OM FINANCIAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

NOTE 1:  ORGANIZATION (CONTINUED)

NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
     AMT Lehman Brothers Short Duration Bond I
     AMT Partners Portfolio Class I
     AMT Regency Portfolio Class S
     AMT Guardian Portfolio Class S
     AMT MidCap Growth Portfolio Class S
OLD MUTUAL ADVISOR FUNDS
     VA Asset Allocation Balanced Portfolio
     VA Asset Allocation Conservative Portfolio
     VA Asset Allocation Moderate Growth Portfolio
PIMCO VARIABLE INSURANCE TRUST
     VIT High Yield Portfolio
     VIT Long-Term U.S. Government Portfolio
     VIT Commodity Real Return Strategy Portfolio
     VIT Global Bond Portfolio
     VIT Money Market Portfolio
     VIT Real Return Portfolio
     VIT Total Return Portfolio
PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
     Cullen Value VCT Portfolio II
     Equity Income VCT Portfolio II
     Pioneer Fund VCT Portfolio II
     High Yield VCT Portfolio II
     Small Cap Value VCT Portfolio II
     Strategic Income VCT Portfolio II
ROYCE CAPITAL FUND
     Micro Cap Portfolio
     Small Cap Portfolio
T. ROWE PRICE EQUITY SERIES, INC.
     Blue Chip Growth-II
     Equity Income-II
     Health Sciences-11
THIRD AVENUE VARIABLE SERIES TRUST
     Third Avenue Value Portfolio
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
     UIF Core Plus Fixed Income Portfolio II
     UIF Emerging Markets Debt Portfolio 11
     UIF Mid Cap Growth Portfolio II
     UIF Mid-Cap Value Portfolio II
LIFE INVESTMENT TRUST
     VK LIT Growth and Income II

OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA
OF OM FINANCIAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007


NOTE 1:  ORGANIZATION (CONTINUED)

RYDEX VARIABLE TRUST
   Absolute Return Strategies*
   CLS AdvisorOne Amerigo*
   CLS AdvisorOne Berolina*
   CLS AdvisorOne Clermont*
   Commodities Strategy*
   Essential Portfolio Conservative*
   Essential Portfolio Moderate*
   Essential Portfolio Aggressive*
   Government Long Bond 1.2x Strategy*
   Hedged Equity*
   Inverse Government Long Bond Strategy*
   Inverse OTC Strategy*
   Inverse Russell 2000(R) Strategy*
   Inverse S&P 500(R) Strategy*
   Multi-Cap Core Equity*
   NOVA *
   OTC *
   Russell 2000(R) 1.5x Strategy*
   Sector Rotation*
   U.S. Government Money Market*
XTF
   EFT 60 Class-II*
   EFT 80 Class-II*

*These Subaccounts are offered only through the Beacon Advisor and have not commenced operations as of December 31, 2007.

The contract owner's equity depends directly on the underlying investment performance of the Subaccounts that are selected by the contract owner, and equity transactions by contract owners adjusted for fees and charges.

Premiums from the Contracts are allocated to the Subaccounts in accordance with contract owner instructions and are recorded as contract holders' premiums in the statements of changes in net assets. The Separate Account assets are the property of OMFLIC.

Transfers between investment portfolios include transfers between the Subaccounts and the Guaranteed Accounts (not shown), which are part of OMFLIC's general account. The net transfer to the subaccounts from the guaranteed accounts amounts to $238,037 and is reflected in the statements of changes in net assets.

A contract owner may choose from among a number of different open-end investment management companies. The underlying portfolios are available through the variable annuity contracts and therefore, not available to the general public directly.

Effective January, 15, 2008, the Small Cap Portfolio offered through the Royce Capital Fund is no longer available to contract holders. Additionally, the Variable Aggressive Growth Portfolio offered through Legg Mason Partners Variable Equity Trust has changed its name to the Smith Barney Aggressive Growth Portfolio II. Also the AMT Limited Maturity Bond Portfolio Class I offered by Neuberger Berman Advisers Management Trust has changed its name to AMT Lehman Brothers Short Duration Bond I.

OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA
OF OM FINANCIAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

NOTE 1:  ORGANIZATION (CONTINUED)

Some of the Subaccounts have been established by investment advisors which manage publicly traded mutual funds having similar names and investment objectives. The underlying portfolios of the Subaccounts are not publicly traded mutual funds, and are not the same as publicly traded mutual funds with very similar names. The investment performance and results of the Subaccounts available under the Contract may vary significantly from the investment results of publicly traded mutual funds even if the investment objectives and policies of some of the underlying portfolios are the same and are managed by the same investment advisors.

NOTE 2:  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the financial statements.

(a)  Investment Valuation

The fair value of the underlying Subaccounts is based on the closing net asset value per share at December 31, 2007. Transactions are recorded on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date.

(b)  Realized Gains and Losses

Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

(c)  Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of OMFLIC. OMFLIC does not provide for income taxes within the Separate Account. Upon termination or withdrawal, personal income taxes are the responsibility of the contract owners.

(d)  Estimates

The preparation of the accompanying financial statements required management to make estimates and assumptions that affect amounts of assets and liabilities and disclosures of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts from operations and contract transactions during the reporting period. Actual results could differ from those estimates.

NOTE 3:  DEATH BENEFITS

Death benefit proceeds result in a redemption of contract value from the Separate Account and payment of those proceeds to the legal beneficiary. In the event that the guaranteed death benefit exceeds the account value on the date of death, the excess is paid by OMFLIC's general account.

OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA
OF OM FINANCIAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007


NOTE 4:  PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from the sales of investments for the year ended December 31, 2007 were as follows:

SUBACCOUNT                                                 PURCHASES     SALES

VPS International Growth Portfolio B                          $685          $7
VPS International Value Portfolio B                        242,555      20,226
VP Income & Growth Fund II                                     509           7
VP International Class Fund II                                 503           7
VP Mid Cap Value Fund II                                     6,508       6,044
VP Value Fund II                                             2,351       1,785
Franklin Global Communication Securities Fund - Class 2      6,499       6,063
Mutual Discovery Securities Fund - Class 2                     513           7
Mutual Shares Securities Fund - Class 2                        525           7
Franklin U.S. Government Fund - Class 2                     90,055       5,561
Templeton Developing Markets Securities Fund - Class 2       2,555       2,023
Templeton Global Asset Allocation
  Securities Fund - Class 2                                    708           7
Templeton Global Income Securities Fund - Class 2           67,568       4,214
Variable Small Cap Growth Portfolio ll                      22,136      12,029
Variable Fundamental Value Portfolio ll                        527           7
Smith Barney Aggressive Growth Portfolio ll                    503           7
Variable Strategic Bond Portfolio II                           522           7
AMT Lehman Brothers Short Duration Bond I                  124,405       6,666
AMT Partners Portfolio Class l                                 555           7
AMT Regency Portfolio Class S                                  514           7
AMT Guardian Portfolio Class S                             223,887      15,910
AMT MidCap Growth Portfolio Class S                         25,017       3,207
VA Asset Allocation  Balanced Portfolio                     22,614         600
VA Asset Allocation Conservative Portfolio                  54,982         142
VA Asset Allocation Moderate Growth Portfolio            2,158,762       7,402
VIT High Yield Portfolio                                     1,575           9
VIT Long Term U.S. Government Portfolio                     78,208       7,877
VIT Commodity Real Return Strategy Portfolio                63,456      12,511
VIT Global Bond Portfolio                                      516           7
VIT Money Market Portfolio                               3,733,056   3,381,435
VIT Real Return Portfolio                                  108,787       9,490
VIT Total Return Portfolio                                 102,676       9,258
Cullen Value VCT Portfolio ll                                9,153       8,649
Equity Income VCT Portfolio ll                             237,436      20,041
Pioneer Fund VCT Portfolio ll                                  505           7
High Yield VCT Portfolio ll                                    525           7
Small Cap Value VCT Portfolio ll                            12,561       2,089
Strategic Income VCT Portfolio ll                              527           7

OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA
OF OM FINANCIAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

NOTE 4: PURCHASES AND SALES OF INVESTMENTS - (CONTINUED)

SUBACCOUNT                                                 PURCHASES    SALES

Micro-Cap Portfolio                                         $3,875         $40
Small-Cap Portfolio                                            522           7
Blue Chip Growth-ll                                            500           7
Equity Income-ll                                               540           7
Health Sciences=ll                                             811          11
Third Avenue Value Fund Portfolio                              814          10
UIF Core Plus Fixed Income Portfolio ll                      3,644          40
UIF Emerging Markets Debt Portfolio ll                         552           7
UIF Mid Cap Growth Portfolio ll                                525           7
UIF Mid-Cap Value Portfolio ll                              25,080       2,567
VK LIT Growth and Income Portfolio ll                          525           7
                   Total                                $7,442,327  $3,546,046


NOTE 5:  EXPENSES AND RELATED PARTY TRANSACTIONS

(a)  Deductions from Premiums

There are no sales charges deducted from the premiums at the time the premiums are paid. Additionally, there are no deductions made from premiums for taxes that some states and municipalities levy on annuities.

 (b)  Mortality and Expense Charges

No mortality and expense risk charges are assessed for the basic features of the Beacon Advisor product. The Separate Account is charged a daily mortality and expense risk charge at an annual rate of 1.55% for the Beacon Navigator product. OMFLIC reserves the right to increase this charge for the Beacon Navigator product, but in no event will it be greater than 2%. Optional features are available for the Beacon Advisor and Beacon Navigator products which increase the mortality and expense risks under the Contracts. The annual rate charged for these features ranges in price from 0.20% to 1.15% of the Contract value and is deducted daily on a pro-rata basis.

OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA
OF OM FINANCIAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007


NOTE 5:  EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

(c)  Administrative Charges

No administrative fees are currently assessed for the Beacon Navigator product. OMFLIC reserves the right to charge an annual fee on the contract anniversary up to a maximum of $50 per contract for the Beacon Navigator product.

During any given contract year, the first 20 transfers by Beacon Navigator contract owners of amounts in the Subaccounts are free of charge. A fee of $20 is assessed for each additional transfer. There were no fees assessed to contract owners for transfers during 2007.

The Contract provides for an initial free-look period. If a Contract is cancelled within time constraints ("right to examine period") the contract value will be returned in the states where it is permitted. In states that require a refund of at least the full premium, the refund will consist of the premiums paid and any interest earned thereon less any withdrawals made during the right to examine period.

Old Mutual Capital, Inc is an affiliate of OMFLIC and provides investment advisor services to the funds offered by Old Mutual Advisor Funds which include the VA Asset Allocation Balanced Portfolio, VA Asset Allocation Conservative Portfolio and the VA Asset Allocation Moderate Growth Portfolio. OMFLIC, or an affiliate, may receive compensation from a fund or its investment advisor or distributor (or affiliates thereof) in connection with the administration, distribution, or other services provided with respect to the funds and their availability through the Contracts. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the Contracts and other contracts issued by OMFLIC (or an affiliate). These percentages differ, and some funds, advisors, or distributors (or affiliates) may pay OMFLIC more than others. OMFLIC also may receive 12b-1 fees.

No charges are assessed upon withdrawal or surrender of the Beacon Advisor product. For the Beacon Navigator product, a withdrawal charge may be deducted from proceeds upon surrender or certain withdrawals in the first seven contract years ranging from 1% to 8% of the contract value withdrawn in excess of free or systematic withdrawals as defined in the Contract. However, subject to certain restrictions, up to 10% of the premiums paid as of the previous contract anniversary may be surrendered or withdrawn free of withdrawal charges. For the period ended December 31, 2007, charges of $138 are included with surrenders and forfeitures in the statement of changes in net assets. These charges are assessed against each policy, when applicable, by liquidating units.

For the year ended December 31, 2007, there were no administrative costs incurred by the subaccounts and, therefore, no administrative charges were listed on the statements of changes in net assets.

(d) Transfers between Investment Portfolios

Transfers between investment portfolios include transfers between the Subaccounts and the Guaranteed Accounts (not shown), which are part of OMFLIC's general account. The net transfer to the subaccounts from the guaranteed accounts amounts to $238,037.

OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA
OF OM FINANCIAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

NOTE 5:  EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

(e) Income Taxes

Under the provisions of the Contract, OMFLIC has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax. OMFLIC reserves the right to levy charges in the future for taxes (except state premium taxes) or other economic burdens resulting from taxes that are determined are properly attributable to the Separate Account.


NOTE 6:  FINANCIAL HIGHLIGHTS

OMFLIC offers variable annuity products through the Separate Account that have various combinations of features and fees that are assessed to the contract holder. Differences in fee structures result in different contract expense rates, unit fair values and total returns. The following table is a summary of units, unit fair values and contract holders' equity for variable annuity contracts as of the period indicated and net investment income ratio, policy expense ratio and total return for 2007 (the initial year of the Subaccounts). The information is presented as a range of minimum and maximum values based upon product grouping. The range is determined by identifying the lowest and highest contract expense rates. The unit fair values and total returns related to those identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA
OF OM FINANCIAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

NOTE 6:  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                          AT DECEMBER 31, 2007              FOR THE PERIOD ENDED DECEMBER 31, 2007
                                                  --------------------------------------  ------------------------------------------
                                                             Unit Fair Value    Contract       Net      Expense Ratio   Total Return
                                                                LOWEST TO        Owners'   Investment     Lowest to      Lowest to
                                                      Units      Highest         Equity   Income Ratio*    Highest**     Highest***
AllianceBernstein Variable Products Series Fund
  VPS International Growth Portfolio B                  48        11.81             565     1.2%               1.55%           12.3%
  VPS International Value Portfolio B               20,486   10.50 to 10.65     216,339     0.1%       1.55 to 2.95%   -11.5 to 4.8%
AMERICAN CENTURY INVESTMENTS
VARIABLE PORTFOLIOS, INC.
  VP Income and Growth Fund II                          48        9.90              480     1.8%               1.55%           -4.0%
  VP International Class Fund II                        48        11.81             569     0.5%               1.55%           12.9%
  VP Mid Cap Value Fund II                              49        9.60              469     0.5%               1.55%            1.1%
  VP Value Fund II                                      49        9.24              455     1.5%               1.55%          -13.6%
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
  Franklin Global Communication
    Securities Fund - Class 2                           49        11.95             591     0.0%               1.55%           24.5%
  Mutual Discovery Securities Fund - Class 2            49        10.98             533     1.5%               1.55%           6.37%
  Mutual Shares Securities Fund - Class 2               49        10.14             496     1.5%               1.55%           -0.8%
  Franklin U.S. Government Fund - Class 2            8,302   10.34 to 10.48      86,458     0.4%       1.55 to 2.95%     1.9 to 4.7%
  Templeton Developing Markets
    Securities Fund - Class 2                           48        13.22             630     2.3%               1.55%          24.86%
  Templeton Global Asset Allocation
    Securities Fund - Class 2                           49        10.91             534    22.3%               1.55%            6.5%
  Templeton Global Income
    Securities Fund - Class 2                        5,871   10.94 to 11.09      64,661     0.2%       1.55 to 2.95%    -0.5 to 5.7%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Variable Small Cap Growth Portfolio II             1,211    7.82 to 7.93        9,517     0.0%       1.55 to 2.95%    -7.8 to 5.4%
  Variable Fundamental Value Portfolio II               49        9.91              486     0.7%               1.55%           -2.7%
  Smith Barney Aggressive Growth Portfolio II           49        9.83              485     0.0%               1.55%           -3.0%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Variable Strategic Bond Portfolio II                  50        10.00             500     4.5%               1.55%            0.0%
NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
  AMT Lehman Brothers Short Duration Bond I         11,409   10.17 to 10.31     116,936     3.1%       1.55 to 2.95%    -1.5 to 1.0%
  AMT Partners Portfolio Class I                        48        11.00             524     0.6%               1.55%            4.7%
  AMT Regency Portfolio Class S                         48        10.29             489     0.4%               1.55%           -2.1%
  AMT Guardian Portfolio Class S                    20,078   10.29 to 10.43     207,796     0.3%       1.55 to 2.95%    -4.5 to 9.6%
  AMT MidCap Growth Portfolio Class S                1,890   11.60 to 11.76      22,045     0.0%       1.55 to 2.95%   -6.6 to 14.7%
OLD MUTUAL ADVISOR FUNDS
  VA Asset Allocation Balanced Portfolio             2,046        10.66          21,804     4.8%               1.55%            1.7%
  VA Asset Allocation Conservative Portfolio         5,130   10.41 to 10.50      53,455     2.5%        1.55 to 2.4%    -0.4 to 4.1%
  VA Asset Allocation Moderate Growth Portfolio    187,945   10.66 to 10.80   2,027,619     7.6%       1.55 to 2.85%   -23.4 to 2.2%
PIMCO VARIABLE INSURANCE TRUST
  VIT High Yield Portfolio                             151        10.17           1,536     6.4%               1.55%            0.6%
  VIT Long-Term U.S. Government Portfolio            6,820   10.68 to 10.82      73,319     2.0%       1.55 to 2.95%     4.6 to 9.3%
  VIT Commodity Real Return Strategy Portfolio       4,361   12.78 to 12.96      56,060     3.7%       1.55 to 2.85%    4.8 to 19.9%
  VIT Global Bond Portfolio                             50        10.97             548     2.8%               1.55%            9.21
  VIT Money Market Portfolio                        34,330   10.23 to 10.32     351,615     1.7%       1.55 to 2.95%     0.1 to 2.9%
  VIT Real Return Portfolio                          9,343   10.81 to 10.96     101,779     2.1%       1.55 to 2.95%     3.5 to 7.3%
  VIT Total Return Portfolio                         8,970   10.57 to 10.71      95,472     2.2%       1.55 to 2.95%     1.8 to 6.4%
PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
  Cullen Value VCT Portfolio II                         49        10.47             513     0.1%               1.55%            2.3%
  Equity Income VCT Portfolio II                    21,100    9.79 to 9.92      207,763     1.5%       1.55 to 2.95% -11.0 to -0.9 %
  Pioneer Fund VCT Portfolio II                         49        10.29             502     1.0%               1.55%            0.4%
  High Yield VCT Portfolio II                           49        10.36             510     4.5%               1.55%            1.8%
  Small Cap Value VCT Portfolio II                   1,044    9.00 to 9.13        9,447     0.1%       1.55 to 2.95%  -15.8 to -5.3%
  Strategic Income VCT Portfolio II                     50        10.47             521     4.8%               1.55%            4.1%
ROYCE CAPITAL FUND
  Micro-Cap Portfolio                                  334        10.34           3,448     1.4%               1.55%           -3.1%
  Small-Cap Portfolio                                   49        9.62              474     0.0%               1.55%           -5.2%
T. ROWE PRICE EQUITY SERIES, INC.
  Blue Chip Growth-II                                   50        10.85             540     0.1%               1.55%           7.70%
  Equity Income-II                                      49        10.21             499     1.6%               1.55%           -0.1%
  Health Sciences-11                                    73        11.45             837     0.0%               1.55%           11.1%
THIRD AVENUE VARIABLE SERIES TRUST
  Third Avenue Value Portfolio                          73        9.42              690     2.0%               1.55%            -8.1
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
  UIF Core Plus Fixed Income Portfolio II              352        10.36           3,645     3.8%               1.55%            3.8%
  UIF Emerging Markets Debt Portfolio II                50        10.55             525     6.9%               1.55%               0
  UIF Mid Cap Growth Portfolio II                       48        11.82             568     0.0%               1.55%            12.9
  UIF Mid-Cap Value Portfolio II                     2,107   10.38 to 10.52      22,000     0.1%       1.55 to 2.95%     -8.4 to 6.0
LIFE INVESTMENT TRUST
  VK LIT Growth and Income Portfolio II                 49       10.10             499     1.4%               1.55%           -0.2%

OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA
OF OM FINANCIAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

NOTE 6:  FINANCIAL HIGHLIGHTS (CONTINUED)

* These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets for the period February 2, 2007 through December 31, 2007. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values on redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the range of annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to contract owner's equity accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These ratios represent the range of minimum and maximum total return for the effective period of investment through December 31, 2007 and include a deduction only for expenses assessed through the daily unit value calculation (included in the expense ratio). The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) FINANCIAL STATEMENTS

     FINANCIAL STATEMENTS INCLUDED IN PART B

     THE REGISTRANT
     As of December 31, 2007 and the period ended December 31, 2007.

     THE DEPOSITOR

     As of December 31, 2007 and 2006 and each of the years in the three year period ended December 31, 2007.

     (b) EXHIBITS
Exhibit #

1 Resolution of Board of Directors of Fidelity and Guaranty Life Insurance Company establishing Old Mutual Financial Network Separate Account VA (Incorporated by reference to Exhibit 1 of the Initial Registration statement for Old Mutual Financial Network Separate Account VA, file # 333-137531, filed on September 22, 2006.)

2       Not Applicable

3  (a)  Principal Underwriting Agreement (Incorporated by reference to
        Exhibit 3(a) of the Initial Registration statement for Old Mutual Financial Network Separate Account VA, file # 333-137531, filed on September 22, 2006.)
   (b) Selling Agreement (Incorporated by reference to Exhibit 3(b) of the Initial Registration statement for Old Mutual Financial Network Separate Account VA, file # 333-137531, filed on September 22, 2006.)

4 (a) Form of Annuity Contract (Incorporated by reference to Exhibit 4(a) of the Pre-Effective Amended Registration statement for Old Mutual Financial Network Separate Account VA, file # 333-137531, filed on September 26, 2007.)

   (b)  Form of Annuity Contract Riders (Incorporated by reference to
        Exhibit 4(b) of the Pre-Effective Amended Registration statement for Old Mutual Financial Network Separate Account VA, file # 333-137531, filed on September 26, 2007.)
   (c) Guaranteed minimum accumulation benefit Rider (Incorporated by reference to Exhibit 4(c) of the Post-effective Amendment #2 to the Registration statement for Old Mutual Financial Network Separate Account VA, file # 333-142420, filed on March 5, 2008.)

5       Form Annuity Contract Application (Incorporated by reference to
        Exhibit 4(c) of the Pre-Effective Amended Registration statement for Old Mutual Financial Network Separate Account VA, file # 333-137531, filed on September 26, 2007.)

6  (a)  Articles of Incorporation of Fidelity and Guaranty Life Insurance
        Company (Incorporated by reference to Exhibit 6(a) of the Initial Registration statement for Old Mutual Financial Network Separate Account VA, file # 333-137531, filed on September 22, 2006.)
   (b)  Bylaws of Fidelity and Guaranty Life Insurance Company
        Incorporated by reference to Exhibit 6(b) of the Initial egistration statement for Old Mutual Financial Network eparate Account VA, file # 333-137531, filed on September 22,
        006.)

7       N/A

8 Participation Agreements (Incorporated by reference to Exhibit 8 of the Pre-Effective Amendment #1 to the Registration statement for Old Mutual Financial Network Separate Account VA, file # 333-142420, filed on September 26, 2007.)
    (a) Alliance Bernstein
    (b) American Century
    (c) Franklin Templeton
    (d) Legg Mason
    (e) Morgan Stanley
    (f) Neuberger Berman
    (g) Old Mutual Capital
    (h) PIMCO
    (i) Pioneer
    (j) Royce
    (k) Rydex (form of)
    (l) T. Rowe Price
    (m) Third Avenue
    (n) Van Kampen
    (o) XTF (form of)

9      Legal Opinion and Consent

10     Consent of Independent Registered Public Accounting Firm

11     No Financial Statements will be omitted from Item 23.

12     N/A

13     N/A


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

DIRECTORS AND SENIOR OFFICERS OF OM FINANCIAL LIFE INSURANCE COMPANY

NAME, AND PRINCIPAL       POSITION AND OFFICES WITH OM FINANCIAL LIFE INSURANCE
BUSINESS ADDRESS          (YEARS AS AN OFFICER OF THE COMPANY)
------------------------  ------------------------------------------------------
JOHN P. CLIFFORD (1)         Director, Chairman and President (2001 - Present)
BRUCE G. PARKER, JR.(2)      Director, Chief Executive Officer (2003 - Present)
VICTOR LUMBY (1)             Director, Senior Vice President, Chief Operating
                               Officer (2005 - present)
ERIC L. MARHOUN (1)          Director, Senior Vice President, General Counsel,
                               Secretary (2007-Present)
RICHARD J. POLLARD (1)       Director, Senior Vice President, Chief Actuary
RICHARD PRETTY (2)           Director, Senior Vice President (2007-Present)
WILLIAM ROTHENBACH (1)       Director
DAVID H. SMITH  (1)          Director, Senior Vice President (2007-Present)
BARRY WARD, (1)              Director, Senior Vice President, Chief Financial
                               Officer, Chief Accounting Officer (2006-Present)
ALAN M. HARRINGTON (2)       Senior Vice President, VA Distribution (2007
                               - present)
JEFFREY L. LOBO (3)          Senior Vice President, Chief Investment Officer,
                               (2007-Present)
JOHN A. PHELPS (2)           Senior Vice President, Life/Annuity Distribution
                               (2007 - present)
JOHN R. APRILL (1)           Vice President, Appointed Actuary (2007-Present)
GEORGE NICHOLSON (1)         Vice President, Controller (2007-Present)
CRAIG A. NYMAN (1)           Vice President, Treasurer (2007-Present)
ANTHONY J. ZAJAC, JR. (2)    Vice President, Illustration Actuary (2007-Present)

(1) Business Address:  1001 Fleet Street, Baltimore, Maryland 21202
(2) Business Address:  1117 Perimeter Center West, Atlanta, Georgia 30338
(3) Business Address: Old Mutual Asset Management, 200 Clarendon Street, 53rd Floor, Boston, MA 02116


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The assets of the Registrant, under state law, are assets of OM Financial Life Insurance Company.

The discussion that follows summarizes the chain of ownership of Registrant and all subsidiaries and affiliates under common Old Mutual U.S. Life Holdings, Inc. (OMUSLH) management. OMUSLH's sister company, Old Mutual Asset Management, has over thirty additional subsidiaries under its separate management that are not listed here. Old Mutual plc has hundreds of global subsidiaries in addition to those listed below that are not listed here.

OLD MUTUAL PLC (England) 100%......................................public company
                                                                   listed on
                                                                   the
                                                                   London Stock
                                                                   Exchange
 OLD MUTUAL (US) HOLDINGS INC. (Delaware) 100%.....................holding company
     Old Mutual Asset Management, Inc. (Delaware) 100%.............asset management,
                                                                   investment
                                                                   advisory and
                                                                   mutual fund
                                                                   company.
     OLD MUTUAL U.S. LIFE HOLDINGS, INC. (Delaware) 100%...........holding company
     Old Mutual Business Services, Inc. (Delaware) 100%............contracting company
     OM FINANCIAL LIFE INSURANCE COMPANY (Maryland) 100%...........life/annuity insurer
          OM Financial Life Insurance Company of
             New York (NY) 100%....................................life/annuity insurer
          Fidelity and Guaranty Assignment, LLC (Maryland) 100%....structured settlement
                                                                   assignment
                                                                   company
          F&G Brokerage, Inc. (Maryland) 100%......................dormant shell
          Old Mutual Financial Network Securities, Inc.
             (Maryland) 100%...................................... broker dealer

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of the date of this Registration, 0 tax qualified and 6 tax non-qualified Beacon Advisor variable annuity contracts have been sold.

ITEM 28. INDEMNIFICATION

OM Financial Life Insurance Company's by-laws provide as follows:

Indemnification

Section 1. INDEMNIFICATION OF DIRECTORS AND OFFICERS. The corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of another corporation against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding, to the fullest extent and under the circumstances permitted by the Annotated Code Of Maryland, Section 2-418 or any other applicable Maryland statutory or decisional law, as amended or interpreted. Such indemnification (unless otherwise ordered by a Court) shall be made as authorized in a specific case under determination that applicable standards of conduct set forth in the Annotated Code of Maryland or any other applicable Maryland statutory or decisional law, as amended or interpreted. Such determination shall be made (1) by the board of directors by a majority vote of a quorum consisting of directors who were not and are not parties to or threatened with any such action, suit or proceeding, or (2) if such a quorum is not attainable, or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel, or (3) by the shareholders, or (4) by the Court in which such action, suit or proceeding was brought.

Section 2. OTHER RIGHTS. The foregoing right of indemnification shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the Articles of Incorporation, these Bylaws, any agreement, vote of shareholders or disinterested directors or otherwise and shall continue as to a person who has ceased to be director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

Section 3. ADVANCE PAYMENT OF EXPENSES. The corporation may pay expenses, including attorney's fees, incurred in defending any action, suit or proceeding referred to in Section 1 of this Article, in advance of the final disposition of such action, suit or proceeding as authorized by the directors in the specific case, upon receipt of an undertaking by or on behalf of the director or officer to repay such amount, unless it shall ultimately be determined that he is entitled to be indemnified by the corporation as authorized in this Article.

Section 4. INSURANCE. The corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, trustee, officer or employee of another corporation, domestic or foreign, non profit or for profit, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity, or rising out of the status as such, whether or not the corporation would have the power to indemnify him against such liability under this Article.

Section 5.  COMPLIANCE WITH FEDERAL SECURITIES LAW
Insofar as indemnification or insurance benefits for liability arising under the Securities Act of 1933 and Section 17 of the 1940 Act may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification and insurance benefits is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification or insurance benefits against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification or insurance benefits by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITER

     Old Mutual Financial Network Securities, Inc., a controlled subsidiary of OM Financial Life Insurance Company, acts as principal underwriter for variable annuity contracts issued through Old Mutual Financial Network Separate Account VA.

DIRECTORS AND OFFICERS OF OLD MUTUAL FINANCIAL NETWORK SECURITIES, INC.

NAME AND PRINCIPAL            POSITION WITH OLD MUTUAL FINANCIAL NETWORK
BUSINESS ADDRESS              SECURITIES, INC.
---------------------------   --------------------------------------------------
Bruce G. Parker, Jr. (1)      Director, Chairman
Alan M. Harrington (1)        Director, Chief Executive Officer and President
Narcisso M. Almeida(1)        Director, Vice President - Operations
John P. Clifford (2)          Director
Todd Bareika (2)              Vice President, Chief Financial Officer
Pat Ferrer (1)                Vice President - VA Distribution
Richard Pretty (1)            Vice President - Marketing
Kenneth W. Reitz (2)          Vice President - Chief Legal Officer, Secretary
Julie Sullivan (1)            Assistant Vice President, Chief Compliance Officer
John T. Rooney                Assistant Secretary

(1) Business Address:  1117 Perimeter Center West, Atlanta, Georgia 30338
(2) Business Address:   1001 Fleet Street, Baltimore, Maryland 21202

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant at 1001 Fleet Street, Baltimore, MD and the offices of its third party administrator at 6425 Powers Ferry Road, Atlanta, Georgia 30339.

ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS

        (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

        (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

        (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

REPRESENTATION

OM Financial Life Insurance Company hereby represents that the fees and charges deducted under the individual deferred variable annuity contract described in this Registration Statement in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Old Mutual Financial Network Separate Account VA, certifies that it has caused this
          Registration Statement Post-effective Amendment # 3 dated April 29, 2008 to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Baltimore and the State of Maryland.

                    OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA, REGISTRANT
                                  OM FINANCIAL LIFE INSURANCE COMPANY, DEPOSITOR

                                        By:      /s/ John P. Clifford
                                                        Chairman


     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on April 29, 2008.


SIGNATURE                      TITLE

/S/  JOHN P. CLIFFORD          Director, Chairman, President

/S/  BRUCE G. PARKER, JR       Director, Chief Executive Officer

/S/  VICTOR LUMBY              Director, Senior Vice President, Chief Operations
                                 Officer
/S/  ERIC L. MARHOUN           Director, Senior Vice President, General Counsel,
                                 Secretary
/S/  RICHARD J. POLLARD        Director, Senior Vice President, Chief Actuary

/S/  RICHARD PRETTY            Director, Senior Vice President, Illustration
                                 Actuary

/S/  WILLIAM ROTHENBACH        Director

/S/  DAVID H. SMITH            Director, Senior Vice President

/S/  BARRY WARD                Director, Senior Vice President, Chief Financial
                                 Officer and Chief Accounting Officer
/S/  GEORGE  C. NICHOLSON        Vice President, Controller


All Directors' business address is 1001 Fleet St., Baltimore, MD 21202, except Bruce Parker's and Richard Pretty's business address is Old Mutual Financial Network, 1117 Perimeter Center West - Suite 212, Atlanta, Georgia 30338.

                                INDEX TO EXHIBITS
Exhibit #

9                Legal Opinion and Consent
10               Consent of Independent Registered Public Accounting Firm